PROSPECTUS

MAY 1, 1998

               ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A

                                      AND

               ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT B

         FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT

                                 ALSO KNOWN AS

     MODIFIED SINGLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT

                                   ISSUED BY

                     ML LIFE INSURANCE COMPANY OF NEW YORK

                   Home Office: 100 Church Street, 11th Floor

                         New York, New York 10080-6511

                             Phone: (800) 333-6524

                                OFFERED THROUGH

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED

The individual deferred variable annuity contract described in this Prospectus (the "Contract") is designed to provide comprehensive and flexible ways to invest and to create a source of income protection for later in life through the payment of annuity benefits. The Contract is issued by ML Life Insurance Company of New York ("ML of New York") both on a nonqualified basis, and as an Individual Retirement Annuity ("IRA") that is given qualified tax status.

Premiums will be allocated as the contract owner directs into one or more subaccounts of ML of New York Variable Annuity Separate Account A ("Account A") and/or ML of New York Variable Annuity Separate Account B ("Account B"), (together, the "Accounts"). The assets of each of the current subaccounts will be invested in a corresponding portfolio of the Merrill Lynch Variable Series Funds, Inc.; AIM Variable Insurance Funds, Inc.; Alliance Variable Products Series Fund, Inc.; MFS Variable Insurance Trust; Hotchkis and Wiley Variable Trust; and Defined Asset Funds (each portfolio, a "Fund"; collectively, the "Funds"). Currently, there are seventeen subaccounts available through Account A and one subaccount available through Account B. Effective following the close of business on June 5, 1998, five additional subaccounts will become available through Account A for the allocation of premiums or contract value. Three subaccounts previously available through Account A are no longer available for the allocation of premiums or contract value. Effective following the close of business on June 5, 1998, two additional subaccounts of Account A will not be available for the allocation of premiums or contract value. Other subaccounts and corresponding investment options may be added or closed in the future. The value of a contract owner's investment in each subaccount will vary with investment experience, and it is the contract owner who bears the full investment risk with respect to his or her investments.

The Contract provides a choice of fixed annuity payment options. On the annuity date, the entire contract value, after the deduction of a charge for any applicable premium taxes, will be transferred to ML of New York's general account, from which the annuity payments will be made. Prior to the annuity date, the contract owner may make transfers among Account A subaccounts, limited transfers from Account A into Account B, and full or partial withdrawals from the Contract to suit investment and liquidity needs. Withdrawals may be taxable and may be subject to a contingent deferred sales charge.

This Prospectus contains information about the Contract and the Accounts that a prospective contract owner should know before investing. Additional information about the Contract and the Accounts is contained in a Statement of Additional Information, dated May 1, 1998, which has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Statement of Additional Information is available on request and without charge by writing to or calling ML of New York at its Home Office address or phone number set forth above. The table of contents for the Statement of Additional Information is included on page 46 of this Prospectus.

THE PURCHASE OF THIS CONTRACT INVOLVES CERTAIN RISKS. BECAUSE IT IS A VARIABLE ANNUITY, THE VALUE OF THE CONTRACT REFLECTS THE INVESTMENT PERFORMANCE OF THE SELECTED INVESTMENT OPTIONS. INVESTMENT RESULTS CAN VARY BOTH UP AND DOWN AND CAN EVEN DECREASE THE VALUE OF PREMIUM PAYMENTS. THEREFORE, CONTRACT OWNERS COULD LOSE ALL OR PART OF THE MONEY THEY HAVE INVESTED. ML OF NEW YORK DOES NOT GUARANTEE THE VALUE OF THE CONTRACT. RATHER, CONTRACT OWNERS BEAR ALL INVESTMENT RISKS.

AN ANNUITY IS INTENDED TO BE A LONG TERM INVESTMENT. WITHDRAWALS OR SURRENDER OF THE CONTRACT PREMATURELY MAY RESULT IN SUBSTANTIAL PENALTIES. CONTRACT OWNERS SHOULD CONSIDER THEIR INCOME NEEDS BEFORE PURCHASING THE CONTRACT.

ALL WITHDRAWALS FROM AND SURRENDER OF THE CONTRACT ARE SUBJECT TO TAX, AND IF TAKEN BEFORE AGE 59 1/2 MAY ALSO BE SUBJECT TO A 10% FEDERAL PENALTY TAX.

PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE. IT IS ATTACHED TO CURRENT PROSPECTUSES FOR THE FUNDS WHICH SHOULD ALSO BE READ AND KEPT FOR REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

                                                                                                                PAGE
                                                                                                                -----
DEFINITIONS................................................................................................           4
CAPSULE SUMMARY OF THE CONTRACT............................................................................           5
FEE TABLE..................................................................................................           9
ACCUMULATION UNIT VALUES...................................................................................          13
YIELDS AND TOTAL RETURNS...................................................................................          15
ML LIFE INSURANCE COMPANY OF NEW YORK......................................................................          16
THE ACCOUNTS...............................................................................................          16
INVESTMENTS OF THE ACCOUNTS................................................................................          17
    Merrill Lynch Variable Series Funds, Inc. .............................................................          17
        Domestic Money Market Fund.........................................................................          18
        Prime Bond Fund....................................................................................          18
        High Current Income Fund...........................................................................          18
        Quality Equity Fund................................................................................          19
        Special Value Focus Fund...........................................................................          19
        Natural Resources Focus Fund.......................................................................          19
        American Balanced Fund.............................................................................          19
        Global Strategy Focus Fund.........................................................................          19
        Basic Value Focus Fund.............................................................................          19
        Global Bond Focus Fund.............................................................................          20
        Global Utility Focus Fund..........................................................................          20
        International Equity Focus Fund....................................................................          20
        Government Bond Fund...............................................................................          20
        Developing Capital Markets Focus Fund..............................................................          20
        Reserve Assets Fund................................................................................          20
        Index 500 Fund.....................................................................................          21
        Capital Focus Fund.................................................................................          21
        Global Growth Focus Fund...........................................................................          21
    Defined Asset Funds--Select Ten Trust..................................................................          21
    AIM Variable Insurance Funds, Inc. ....................................................................          22
        AIM V.I. Capital Appreciation Fund.................................................................          23
        AIM V.I. Value Fund................................................................................          23
    Alliance Variable Products Series Fund, Inc. ..........................................................          23
        Alliance Premier Growth Portfolio..................................................................          23
        Alliance Quasar Portfolio..........................................................................          24
    MFS Variable Insurance Trust...........................................................................          24
        MFS Emerging Growth Series.........................................................................          24
        MFS Research Series................................................................................          24
    Hotchkis and Wiley Variable Trust......................................................................          25
        Hotchkis and Wiley International VIP Portfolio.....................................................          25
    Purchases and Redemptions of Fund Shares; Reinvestment.................................................          25
    Material Conflicts, Substitution of Investments and Changes to Accounts................................          26
CHARGES AND DEDUCTIONS.....................................................................................          26
    Contract Maintenance Charge............................................................................          26
    Mortality and Expense Risk Charge......................................................................          27
    Administration Charge..................................................................................          27
    Contingent Deferred Sales Charge.......................................................................          27
    Premium Taxes..........................................................................................          28
    Other Charges..........................................................................................          29

                                                                                                                PAGE
                                                                                                                -----
DESCRIPTION OF THE CONTRACT................................................................................          29
    Ownership of the Contract..............................................................................          29
    Issuing the Contract...................................................................................          29
    Ten Day Right to Review................................................................................          30
    Contract Changes.......................................................................................          30
    Premiums...............................................................................................          30
    Premium Investments....................................................................................          31
    Accumulation Units.....................................................................................          31
    Death Benefit..........................................................................................          32
    Death of Annuitant.....................................................................................          33
    Transfers..............................................................................................          33
    Dollar Cost Averaging..................................................................................          34
    Merrill Lynch Retirement Plus Advisor-SM-..............................................................          35
    Withdrawals and Surrenders.............................................................................          35
    Payments to Contract Owners............................................................................          37
    Annuity Date...........................................................................................          37
    Annuity Options........................................................................................          37
    Unisex.................................................................................................          39
FEDERAL INCOME TAXES.......................................................................................          39
    Introduction...........................................................................................          39
    ML of New York's Tax Status............................................................................          39
    Taxation of Annuities..................................................................................          39
    Internal Revenue Service Diversification Standards.....................................................          41
    IRA Contracts..........................................................................................          42
    Roth IRAs..............................................................................................          42
    Transfers, Assignments, or Exchanges of a Contract.....................................................          42
    Withholding............................................................................................          43
    Possible Changes in Taxation...........................................................................          43
    Other Tax Consequences.................................................................................          43
OTHER INFORMATION..........................................................................................          43
    Voting Rights..........................................................................................          43
    Reports to Contract Owners.............................................................................          44
    Selling the Contract...................................................................................          44
    State Regulation.......................................................................................          45
    Year 2000..............................................................................................          45
    Legal Proceedings......................................................................................          45
    Experts................................................................................................          45
    Legal Matters..........................................................................................          45
    Registration Statements................................................................................          46
    Table of Contents of the Statement of Additional Information...........................................          46

                                  DEFINITIONS

ACCOUNTS: Two segregated investment accounts of ML Life Insurance Company of New York, named ML of New York Variable Annuity Separate Account A and ML of New York Variable Annuity Separate Account B. (See page 16.)

ACCOUNT VALUE: The value of a contract owner's interest in a particular Account.

ACCUMULATION UNIT: An index used to compute the value of the contract owner's interest in a subaccount prior to the annuity date. (See page 31.)

ANNUITANT: The person on whose continuation of life annuity payments may depend.

ANNUITY DATE: The date on which annuity payments begin. (See page 37.)

BENEFICIARY: The person to whom payment is to be made on the death of the contract owner.

CONTRACT: The variable annuity offered by this Prospectus.

CONTRACT ANNIVERSARY: The same date each year as the date of issue of the Contract.

CONTRACT OWNER: The person entitled to exercise all rights under the Contract. (See page 29.)

CONTRACT VALUE: The value of a contract owner's interest in the Accounts.

CONTRACT YEAR: The period from one contract anniversary to the day preceding the next contract anniversary.

DATE OF ISSUE: The date on which an initial premium is received and required contract owner information is approved by ML of New York. (See page 30.)

DUE PROOF OF DEATH: A certified copy of the death certificate, Beneficiary Statement, and any additional paperwork necessary to process the death claim.

FUNDS: The mutual funds, or separate investment portfolios within a series mutual fund, and the unit investment trust portfolio, designated as eligible investments for the Accounts. (See page 17.)

INDIVIDUAL RETIREMENT ACCOUNT OR ANNUITY ("IRA"): A Contract issued in connection with a retirement arrangement that receives favorable tax status under Section 408 of the Internal Revenue Code.

MONTHIVERSARY: The same date of each month as the date on which the Contract was issued.

NET INVESTMENT FACTOR: An index used to measure the investment performance of a subaccount from one valuation period to the next. (See page 31.)

NONQUALIFIED CONTRACT: A Contract issued in connection with a retirement arrangement other than a qualified arrangement described under Section 401, 403, 408, 457 or any similar provisions of the Internal Revenue Code.

PREMIUMS: Money paid into the Contract. (See page 30.)

SUBACCOUNT: A division of each of the Accounts consisting of the shares of a particular Fund held by that Account.

VALUATION PERIOD: The interval from one determination of the net asset value of a subaccount to the next. Net asset values are determined as of the close of business on each day the New York Stock Exchange is open. (See page 31.)

VARIABLE ANNUITY: A contract with a value that reflects investment experience prior to the annuity date, and provides periodic payments of set amounts after the annuity date.

                        CAPSULE SUMMARY OF THE CONTRACT

The following capsule summary is intended to provide a brief overview of the Contract. More detailed information about the Contract can be found in the sections of this Prospectus that follow, all of which should be read in their entirety.

THE ACCOUNTS

Premiums will be allocated to ML of New York Variable Annuity Separate Account A ("Account A") and/or ML of New York Variable Annuity Separate Account B ("Account B") segregated investment accounts (together, the "Accounts"), as directed by the contract owner. The Accounts are divided into subaccounts corresponding to the Funds in which contract value may be invested. Premiums are not invested directly in the underlying Funds. For the first 14 days following the date of issue, all premiums directed into Account A will be allocated to the Domestic Money Market Fund Subaccount. Thereafter, the account value will be reallocated to the Account A subaccounts selected. Account A account value may be periodically transferred among Account A subaccounts, subject to certain limitations. Currently, a contract owner may allocate premiums or contract value among a total of eighteen subaccounts. The contract value and annuity payments will reflect the investment performance of the Funds selected. (See THE ACCOUNTS on page 16 and TRANSFERS on page 33.)

THE FUNDS

The Funds are separate investment portfolios of the Merrill Lynch Variable Series Funds, Inc. ("Merrill Variable Funds"); AIM Variable Insurance Funds, Inc. ("AIM V.I. Funds"); Alliance Variable Products Series Fund, Inc. ("Alliance Fund"); MFS Variable Insurance Trust ("MFS Trust"); Hotchkis and Wiley Variable Trust ("Hotchkis and Wiley Trust"); and Defined Asset Funds (each portfolio, a "Fund"; collectively, the "Funds"). The following eighteen Funds are currently available for contract owner investment (seventeen available through Account A and one available through Account B), each with a different investment objective: Domestic Money Market Fund, Prime Bond Fund, High Current Income Fund, Quality Equity Fund, Special Value Focus Fund, Global Strategy Focus Fund, Basic Value Focus Fund, Global Bond Focus Fund, International Equity Focus Fund, Government Bond Fund, Developing Capital Markets Focus Fund, Index 500 Fund, and Reserve Assets Fund, each of Merrill Variable Funds; AIM V.I. Capital Appreciation Fund and AIM V.I. Value Fund, each of AIM V.I. Funds; Alliance Premier Growth Portfolio of Alliance Fund; and MFS Emerging Growth Series and MFS Research Series, each of MFS Trust. Effective following the close of business on June 5, 1998, the following five additional Funds will become available for contract owner investment through Account A, each with a different investment objective: Capital Focus Fund and Global Growth Focus Fund, each of Merrill Variable Funds; Alliance Quasar Portfolio of Alliance Fund; Hotchkis and Wiley International VIP Portfolio of Hotchkis and Wiley Trust; and the 1998 ML Select Ten V.I. Trust ("Select Ten Trust") of Defined Asset Funds. Subaccounts investing in the Natural Resources Focus Fund, the American Balanced Fund, and the Global Utility Focus Fund of Merrill Variable Funds are closed to allocations of premiums and contract value. Subaccounts investing in the Global Bond Focus Fund and the International Equity Focus Fund of Merrill Variable Funds will be closed to allocations of premiums and contract value following the close of business on June 5, 1998. Other investment options may be added or closed in the future. (See INVESTMENTS OF THE ACCOUNTS on page 17.)

Detailed information about the investment objectives of the Funds can be found under INVESTMENTS OF THE ACCOUNTS on page 17 and in the attached prospectuses for the Funds.

PREMIUMS

The Contract generally allows contract owners the flexibility to make premium payments as often as desired. The Contract is purchased by making an initial premium payment of $5,000 or more on a nonqualified Contract and $2,000 or more on an IRA Contract. Subsequent premium payments generally must be $100 or more and can be made at any time prior to the annuity date. Maximum annual contributions to IRA Contracts are limited by federal law. Under an automatic investment feature, subsequent premium payments can be systematically made from a Merrill Lynch Pierce, Fenner & Smith Incorporated account. A Financial Consultant should be contacted for additional information. ML of New York reserves the right to refuse to accept subsequent premium payments, if required by law. (See PREMIUMS on page 30.)

FEES AND CHARGES

A charge is made to reimburse ML of New York for expenses related to maintenance of the Contract. A $40 contract maintenance charge will be deducted from the contract value on each contract anniversary that occurs on or prior to the annuity date. It will also be deducted when the Contract is surrendered, if it is surrendered on any date other than a contract anniversary. This charge will be waived on all Contracts with a contract value equal to or greater than $50,000 on the date the charge would otherwise be deducted, and in certain circumstances where multiple contracts are owned. It is not deducted after the annuity date.

A mortality and expense risk charge is imposed on the Accounts. It equals 1.25% annually for Account A and 0.65% annually for Account B and is deducted daily from the net asset value of the Accounts. Of this amount, 0.75% annually for Account A and 0.35% annually for Account B is attributable to mortality risks assumed by ML of New York for the annuity payment and death benefit guarantees made under the Contract. The remainder, 0.50% annually for Account A and 0.30% annually for Account B, is attributable to expense risks assumed by ML of New York should the contract maintenance and administration charges be insufficient to cover all Contract maintenance and administration expenses.

An administration charge is made to reimburse ML of New York for costs associated with the establishment and administration of the Contract. A charge of 0.10% annually will be deducted daily only from the net asset value of Account A. No administration charge is imposed on the assets of Account B.

A contingent deferred sales charge may be imposed on withdrawals and surrenders from Account A. The maximum contingent deferred sales charge is 7% of premium withdrawn during the first year after that premium is paid, decreasing by 1% annually to 0% after year seven. No contingent deferred sales charge will be imposed on withdrawals or surrenders from Account B. In addition, ML of New York reserves the right not to impose a contingent deferred sales charge on withdrawals or surrenders from Contracts purchased by employees of ML of New York or from Contracts purchased by the employees' spouses or dependents, where permitted by state regulation.

A charge for any premium taxes imposed by a state or local government will be deducted from the contract value on the annuity date. State premium tax rates vary from jurisdiction to jurisdiction and currently range from 0% to 5%. In those jurisdictions that do not allow an insurance company to reduce its current taxable premium income by the amount of any withdrawal, surrender or death benefit paid, ML of New York will also deduct a charge for these taxes on any withdrawal, surrender or death benefit effected under the Contract.

ML of New York reserves the right, subject to any necessary regulatory approval, to charge for assessments or federal premium taxes or federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums. ML of New York also reserves the right to deduct from the Accounts any taxes imposed on the Accounts' investment earnings. (See ML OF NEW YORK'S TAX STATUS on page 39.)

Detailed information about fees and charges imposed on the Contract can be found under CHARGES AND DEDUCTIONS on page 26.

ANNUITY PAYMENTS

The Contract provides a choice of fixed annuity payment options. On the annuity date, the entire contract value will be transferred to ML of New York's general account, from which the annuity payments will be made. The amount of each payment is predetermined.

The contract owner selects an annuity date when annuity payments will begin. Contract owners may change the annuity date up to 30 days prior to that date. However, the annuity date for nonqualified Contracts may not be later than the annuitant's 85th birthday. The annuity date for IRA Contracts will not be later than when the owner/annuitant reaches the age of 70 1/2 unless the contract owner selects a later annuity date.

If the contract value on the annuity date after the deduction of any applicable premium taxes is less than $2,000 (or a different minimum amount, if required by state law), ML of New York may pay the annuity benefits in a lump sum, rather than as periodic payments. If any annuity payment would be less than $20 (or a different minimum amount, if required by state law), ML of New York may change the frequency of payments so that all payments will be at least $20 (or the minimum amount required by state law). All annuity payments will be directly transferred to the contract owner's designated Merrill Lynch, Pierce, Fenner & Smith Incorporated brokerage account, unless otherwise specified.

Details about the annuity options available under the Contract can be found under ANNUITY OPTIONS on page 37.

TRANSFERS

Once each contract year, contract owners may transfer from Account A to Account B an amount equal to any gain in account value and/or any premium not subject to a contingent deferred sales charge. Where permitted by state regulation, once each contract year, contract owners may transfer all or a portion of the greater of that amount or 10% of premiums subject to a contingent deferred sales charge (minus any of that premium already withdrawn or transferred). Additionally, where permitted by state regulation, periodic transfers of all or a portion of the greater amount, determined at the time of each periodic transfer, are permitted on a monthly, quarterly, semi-annual or annual basis.

This is the only amount which may be transferred from Account A to Account B during that contract year. There is no charge imposed on the transfer of this amount. No transfers are permitted from Account B to Account A.

Prior to their annuity date, contract owners may transfer all or part of their Account A value among the subaccounts of Account A up to six times per contract year without charge. Additional transfers among available Account A subaccounts may be made at a charge of $25 per transfer. Contract owners may elect a Dollar Cost Averaging feature in which Account A value invested in the Domestic Money Market Subaccount may be systematically transferred among the other Account A subaccounts on a monthly basis without charge, subject to certain limitations. In addition, through participation in the Merrill Lynch RPA-SM- program, contract owners may have their Account A values allocated in accordance with an investment program consistent with the contract owner's investment profile. (See TRANSFERS on page 33; DOLLAR COST AVERAGING on page 34; and MERRILL LYNCH RETIREMENT PLUS ADVISOR-SM- on page 35.)

Transfers may no longer be made to the Natural Resources Focus Subaccount, the American Balanced Subaccount, or the Global Utility Focus Subaccount. Effective following the close of business on June 5, 1998, transfers may no longer be made to the Global Bond Focus Subaccount and the International Equity Focus Subaccount.

WITHDRAWALS

Contract owners may make up to six withdrawals from the Contract per contract year. Value withdrawn from Account A is generally subject to a contingent deferred sales charge. (See

CONTINGENT DEFERRED SALES CHARGE on page 27.) However, a contingent deferred sales charge will not be applied to the first withdrawal in any contract year out of Account A to the extent that the withdrawal consists of gain and/or any premium not subject to such a charge. Where permitted by state regulation, a contingent deferred sales charge will not be applied to that portion of the first withdrawal from Account A in any contract year that does not exceed the greater of any gain in account value and/or any premium not subject to a contingent deferred sales charge and 10% of premiums subject to a contingent deferred sales charge (minus any of that premium already transferred out of Account A). Additionally, where permitted by state regulation, the amount withdrawn may be elected to be paid on a monthly, quarterly, semi-annual or annual basis.

The first withdrawal of the contract year out of Account A will be treated as withdrawing gain in account value first, followed by premium not subject to a contingent deferred sales charge, then followed by premium subject to such a charge. If the amount withdrawn is paid on a monthly, quarterly, semi-annual or annual basis, all such payments will be treated in the same way. All subsequent withdrawals will be treated as withdrawing premium accumulated the longest first. (See WITHDRAWALS AND SURRENDERS on page 35.)

Value withdrawn from Account B is not subject to any contingent deferred sales charge. In addition, ML of New York reserves the right not to impose a contingent deferred sales charge on withdrawals from Contracts purchased by employees of ML of New York or from Contracts purchased by the employees' spouses or dependents, where permitted by state regulation.

In addition to the six withdrawals permitted each contract year, the value in Account B may be automatically withdrawn on a monthly, quarterly, semi-annual, or annual basis. These automatic withdrawals are not subject to any contingent deferred sales charge. (See WITHDRAWALS AND SURRENDERS on page 35.)

Withdrawals will decrease the contract value. Withdrawals from either Account A or Account B are subject to tax and prior to age 59 1/2 may also be subject to a 10% federal penalty tax. (See FEDERAL INCOME TAXES on page 39.)

DEATH BENEFIT

The Contract provides a death benefit feature that guarantees a death benefit if the contract owner dies prior to the annuity date, regardless of investment experience. Currently, for contract owners age 80 or under on the Contract date of issue, the death benefit will be equal to the greatest of (a) premiums paid less any withdrawals, (b) the contract value, or (c) the maximum death benefit value. (For contract owners over age 80 on the Contract date of issue, the death benefit will be the greater of (a) premiums paid less any withdrawals or (b) the contract value.) The maximum death benefit value will be equal to the greatest anniversary value of Account A, plus the value of Account B. (See DEATH BENEFIT on page 32). If the contract owner dies prior to the annuity date, ML of New York will pay the Contract's death benefit to the owner's beneficiary.

TEN DAY REVIEW

When the contract owner receives the Contract, it should be reviewed carefully to make sure it is what the contract owner intended to purchase. Generally, within 10 days after the contract owner receives the Contract, it may be returned for a refund. Some states allow a longer period of time to return the Contract. The Contract must be delivered to ML of New York's Home Office or to the Financial Consultant who sold it for a refund to be made. ML of New York will then refund to the contract owner the greater of all premiums paid into the Contract or the contract value as of the date the Contract is returned. The Contract will then be deemed void. (See TEN DAY RIGHT TO REVIEW on page 30.)

                                   FEE TABLE

A.         Contract Owner Transaction Expenses
           1. Sales Load Imposed on Premium..........................................................       None
           2. Contingent Deferred Sales Charge

  COMPLETE YEARS ELAPSED
           SINCE              CONTINGENT DEFERRED SALES CHARGE AS A
    PAYMENT OF PREMIUM           PERCENTAGE OF PREMIUM WITHDRAWN
---------------------------  ---------------------------------------
               0 years                           7.00%
                1 year                           6.00%
               2 years                           5.00%
               3 years                           4.00%
               4 years                           3.00%
               5 years                           2.00%
               6 years                           1.00%
       7 or more years                           0.00%

           3. Transfer Fee...........................................................................   $      25
           The first 6 transfers among Separate Account A subaccounts in a contract year are free. A
           $25 fee may be charged on all subsequent transfers. These rules apply only to transfers among Separate Account A subaccounts. They do not apply to transfers from Separate Account
           A to Separate Account B. No transfers may be made from Separate Account B.
B.         Annual Contract Maintenance Charge........................................................   $      40
           The Contract Maintenance Charge will be assessed annually on each contract anniversary, only if the contract value is less than $50,000.
C.         Separate Account Annual Expenses (as a percentage of account value)

                                                                   SEPARATE ACCT A     SEPARATE ACCT B
                                                                  -----------------  -------------------
Mortality and Expense Risk Charge...............................           1.25%                .65%
Administration Charge...........................................            .10%                .00%
                                                                                                 --
                                                                            ---
Total Separate Account Annual Expenses..........................           1.35%                .65%

D.         Fund Expenses for the Year Ended December 31, 1997 (a)(b)(c)(d)(e)(f)(g)(h)(i) (as a
           percentage of each Fund's average net assets)

                                              MERRILL LYNCH VARIABLE SERIES FUNDS, INC. (CLASS A SHARES)
                            -----------------------------------------------------------------------------------------------
                                                          HIGH                      SPECIAL       NATURAL        GLOBAL
                              RESERVE       PRIME        CURRENT       QUALITY       VALUE       RESOURCES      STRATEGY
ANNUAL EXPENSES               ASSETS        BOND         INCOME        EQUITY        FOCUS        FOCUS*        FOCUS(C)
--------------------------  -----------  -----------  -------------  -----------  -----------  -------------  -------------
Investment Advisory Fees..         .50%         .42%          .47%          .44%         .75%          .65%           .65%
Other Expenses............         .12%         .05%          .07%          .04%         .05%          .16%           .08%
Total Annual Operating
  Expenses................         .62%         .47%          .54%          .48%         .80%          .81%           .73%


                                               DOMESTIC
                               AMERICAN          MONEY
ANNUAL EXPENSES                BALANCED*        MARKET
--------------------------  ---------------  -------------
Investment Advisory Fees..           .55%            .50%
Other Expenses............           .05%            .04%
Total Annual Operating
  Expenses................           .60%            .54%

                                        MERRILL LYNCH VARIABLE SERIES FUNDS, INC. (CLASS A SHARES) (CONT'D)
                            --------------------------------------------------------------------------------------------
                                                                                                            DEVELOPING
                               BASIC         GLOBAL         GLOBAL       INTERNATIONAL                        CAPITAL
                               VALUE          BOND          UTILITY         EQUITY          GOVERNMENT        MARKETS
ANNUAL EXPENSES                FOCUS       FOCUS(C)**       FOCUS*          FOCUS**         BOND(A)(C)       FOCUS(B)
--------------------------     -----     ---------------  -----------  -----------------  ---------------  -------------
Investment Advisory Fees..         .60%           .60%           .60%            .75%              .50%            .83%
Other Expenses............         .05%           .13%           .07%            .15%              .07%            .42%
Total Annual Operating
  Expenses................         .65%           .73%           .67%            .90%              .57%           1.25%



                                               GLOBAL
                              INDEX 500        GROWTH           CAPITAL
ANNUAL EXPENSES                FUND(A)       FOCUS(D)***      FOCUS(D)***
--------------------------  -------------  ---------------  ---------------
Investment Advisory Fees..          .30%            .75%             .60%
Other Expenses............          .10%            .50%             .26%
Total Annual Operating
  Expenses................          .40%           1.25%             .86%

                                                                       ALLIANCE VARIABLE
                                      AIM VARIABLE                      PRODUCTS SERIES                     MFS VARIABLE
                                 INSURANCE FUNDS, INC.                     FUND, INC.                     INSURANCE TRUST
                            --------------------------------  ------------------------------------  ----------------------------
                                AIM V.I.                         ALLIANCE                                MFS
                                 CAPITAL         AIM V.I.         PREMIER           ALLIANCE          EMERGING          MFS
                              APPRECIATION         VALUE          GROWTH             QUASAR            GROWTH        RESEARCH
ANNUAL EXPENSES                  FUND(G)          FUND(G)      PORTFOLIO(E)      PORTFOLIO(E)***      SERIES(F)      SERIES(F)
--------------------------  -----------------  -------------  ---------------  -------------------  -------------  -------------
Investment Advisory Fees..            .63%             .62%           1.00%               .58%              .75%           .75%
Other Expenses............            .05%             .08%            .10%               .37%              .12%           .13%
Total Annual Operating
  Expenses................            .68%             .70%           1.10%               .95%              .87%           .88%


                               HOTCHKIS AND WILEY
                                 VARIABLE TRUST
                            -------------------------
                               HOTCHKIS AND WILEY
ANNUAL EXPENSES              INTERNATIONAL VIP(H)***
--------------------------  -------------------------
Investment Advisory Fees..                .75%
Other Expenses............                .60%
Total Annual Operating
  Expenses................               1.35%

                                                                                        DEFINED ASSET FUNDS
                                                                                   -----------------------------
ANNUAL EXPENSES                                                                       SELECT TEN TRUST(I)***
---------------------------------------------------------------------------------  -----------------------------
Deferred Transaction Fee.........................................................    $4.70 per 1,000 Trust Units
Trustee's Fee....................................................................                .082%
Portfolio Supervision, Bookkeeping & Administrative Fees.........................                .045%
Organizational Expenses..........................................................                .046%
Other Operating Expenses.........................................................                .006%
                                                                                                ------
Total Annual Operating Expenses..................................................                .179%

------------------------------
* Closed to allocations of premiums or contract value following the close of business on December 6, 1996.
** Closed to allocations of premiums or contract value following the close of business on June 5, 1998.
*** Available for allocations of premiums or contract value following the close of business on June 5, 1998.

EXAMPLES OF CHARGES

If the Contract is surrendered at the end of the applicable time period:

    The following cumulative expenses would be paid on each $1,000 invested, assuming 5% annual return on assets:

                                                               1 YEAR       3 YEARS      5 YEARS     10 YEARS
                                                             -----------  -----------  -----------  -----------
Separate Account B subaccount investing in:
  Reserve Assets Fund+.....................................   $      83    $      91    $     101    $     157
Separate Account A subaccount investing in:
  Prime Bond Fund+.........................................   $      89    $     109    $     131    $     218
  High Current Income Fund+................................   $      90    $     111    $     134    $     226
  Quality Equity Fund+.....................................   $      89    $     109    $     131    $     219
  Special Value Focus Fund+................................   $      92    $     119    $     148    $     253
  Natural Resources Focus Fund+*...........................   $      92    $     119    $     149    $     254
  Global Strategy Focus Fund+..............................   $      92    $     117    $     144    $     246
  American Balanced Fund+*.................................   $      90    $     113    $     138    $     232
  Domestic Money Market Fund+..............................   $      90    $     111    $     134    $     226
  Basic Value Focus Fund+..................................   $      91    $     114    $     140    $     238
  Global Bond Focus Fund+**................................   $      92    $     117    $     144    $     246
  Global Utility Focus Fund+*..............................   $      91    $     115    $     141    $     240
  International Equity Focus Fund+**.......................   $      93    $     122    $     153    $     264
  Government Bond Fund+....................................   $      90    $     112    $     136    $     229
  Developing Capital Markets Focus Fund+...................   $      97    $     133    $     171    $     299
  Index 500 Fund+..........................................   $      88    $     106    $     127    $     211
  Global Growth Focus Fund+***.............................   $      97    $     133    $     171    $     299
  Capital Focus Fund+***...................................   $      93    $     121    $     151    $     260
  Select Ten Trust***......................................   $      91    $     114    $     139    $     236
  AIM V.I. Capital Appreciation Fund.......................   $      91    $     115    $     142    $     241
  AIM V.I. Value Fund......................................   $      91    $     116    $     143    $     243
  Alliance Premier Growth Portfolio........................   $      95    $     128    $     163    $     284
  Alliance Quasar Portfolio***.............................   $      94    $     124    $     156    $     269
  MFS Emerging Growth Series...............................   $      93    $     121    $     152    $     261
  MFS Research Series......................................   $      93    $     121    $     152    $     262
  Hotchkis and Wiley International VIP Portfolio***........   $      98    $     136    $     176    $     309

If the Contract is annuitized, or not surrendered, at the end of the applicable time period:

    The following cumulative expenses would be paid on each $1,000 invested, assuming 5% annual return on assets:

                                                               1 YEAR       3 YEARS      5 YEARS     10 YEARS
                                                             -----------  -----------  -----------  -----------
Separate Account B subaccount investing in:
  Reserve Assets Fund+.....................................   $      13    $      41    $      71    $     157
Separate Account A subaccount investing in:
  Prime Bond Fund+.........................................   $      19    $      59    $     101    $     218
  High Current Income Fund+................................   $      20    $      61    $     104    $     226
  Quality Equity Fund+.....................................   $      19    $      59    $     101    $     219
  Special Value Focus Fund+................................   $      22    $      69    $     118    $     253
  Natural Resources Focus Fund+*...........................   $      22    $      69    $     119    $     254
  Global Strategy Focus Fund+..............................   $      22    $      67    $     114    $     246
  American Balanced Fund+*.................................   $      20    $      63    $     108    $     232
  Domestic Money Market Fund+..............................   $      20    $      61    $     104    $     226
  Basic Value Focus Fund+..................................   $      21    $      64    $     110    $     238
  Global Bond Focus Fund+**................................   $      22    $      67    $     114    $     246
  Global Utility Focus Fund+*..............................   $      21    $      65    $     111    $     240
  International Equity Focus Fund+**.......................   $      23    $      72    $     123    $     264
  Government Bond Fund+....................................   $      20    $      62    $     106    $     229
  Developing Capital Markets Focus Fund+...................   $      27    $      83    $     141    $     299
  Index 500 Fund+..........................................   $      18    $      56    $      97    $     211
  Global Growth Focus Fund+***.............................   $      27    $      83    $     141    $     299
  Capital Focus Fund+***...................................   $      23    $      71    $     121    $     260
  Select Ten Trust***......................................   $      21    $      64    $     109    $     236
  AIM V.I. Capital Appreciation Fund.......................   $      21    $      65    $     112    $     241
  AIM V.I. Value Fund......................................   $      21    $      66    $     113    $     243
  Alliance Premier Growth Portfolio........................   $      25    $      78    $     133    $     284
  Alliance Quasar Portfolio***.............................   $      24    $      74    $     126    $     269
  MFS Emerging Growth Series...............................   $      23    $      71    $     122    $     261
  MFS Research Series......................................   $      23    $      71    $     122    $     262
  Hotchkis and Wiley International VIP Portfolio***........   $      28    $      86    $     146    $     309

------------------------
  + Class A Shares.
  * Closed to allocations of premiums or contract value following the close of business on
    December 6, 1996.

 ** Closed to allocations of premiums or contract value following the close of business on June 5, 1998.

*** Available for allocations of premiums or contract value following the close of business on June 5, 1998.

THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RATES OF RETURN OF ANY FUND. ACTUAL EXPENSES AND ANNUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ASSUMED FOR THE PURPOSE OF THE EXAMPLES.

The preceding Fee Table and Examples are intended to assist investors in understanding the costs and expenses that a contract owner will bear, directly or indirectly. The Fee Table and Examples include expenses and charges of the Accounts as well as the Funds. The Examples also reflect the $40 contract maintenance charge as .0008% of average assets, determined by dividing the total amount of such charges collected by the total average net assets of the subaccounts. See the CHARGES AND DEDUCTIONS section in this Prospectus and the Fund prospectuses for a further discussion of fees and charges.

The Fee Table and Examples do not include charges to contract owners for premium taxes. Premium taxes may be applicable. Refer to the PREMIUM TAXES section in this Prospectus for further details.

NOTES TO FEE TABLE

(a) The Fee Table does not reflect any fees waived or expenses assumed by Merrill Lynch Asset Management, L.P. ("MLAM") during the year ended December 31, 1997 with respect to any Fund because such waivers and assumption of expenses were made on a voluntary basis and MLAM may discontinue or reduce any such waiver or assumption of expenses at any time without notice. During the fiscal year ended December 31, 1997, MLAM waived management fees and reimbursed expenses totaling 0.06% for the Government Bond Fund and 0.06% for the Index 500 Fund, after which each such Fund's total expense ratio, net of reimbursement, was 0.51% for the Government Bond Fund, and 0.34% for the Index 500 Fund. See also note (b).

(b) MLAM and Merrill Lynch Life Agency, Inc. have entered into a Reimbursement Agreement that limits the operating expenses, exclusive of any distribution fees imposed on Class B shares, paid by each Fund of the Merrill Variable Funds in a given year to 1.25% of its average net assets. This Reimbursement Agreement is expected to remain in effect for the current year. Pursuant to this Reimbursement Agreement, the Developing Capital Market Focus Fund was reimbursed for a portion of its operating expenses for 1997. Absent the reimbursement, "Investment Advisory Fees" would have been 1.00% and "Total Annual Operating Expenses" would have been 1.42% for the Developing Capital Markets Focus Fund. Expenses shown for all other Funds of the Merrill Variable Funds do not reflect any reimbursement under the Reimbursement Agreement.

(c) Effective following the close of business on December 6, 1996, (i) the International Bond Fund was merged with and into the former World Income Focus Fund; the World Income Focus Fund was renamed the Global Bond Focus Fund and its investment objective was modified; (ii) the Flexible Strategy Fund was merged with and into the Global Strategy Focus Fund; and (iii) the Intermediate Government Bond Fund was renamed the Government Bond Fund and its investment objective was modified. See the accompanying prospectus for Merrill Variable Funds for additional information regarding these changes.

(d) "Other Expenses" and "Total Annual Operating Expenses" shown for the Global Growth Focus Fund and the Capital Focus Fund are based on expenses estimated for the current fiscal year. Absent the Reimbursement Agreement discussed in
    (b), estimated "Other Expenses" for the Global Growth Focus Fund would have been 0.67%.

(e) The Fee Table reflects fees waived or expenses assumed by Alliance Capital Management L.P. ("Alliance") for the Alliance Quasar Portfolio during the year ended December 31, 1997. Such waivers and assumption of expenses were made on a voluntary basis and Alliance may discontinue or reduce any such waiver or assumption of expenses at any time without notice; however, Alliance intends to continue such reimbursements for the forseeable future. During the fiscal year ended December 31, 1997, Alliance waived management fees totaling 0.42% for the

    Alliance Quasar Portfolio. Without such reimbursements, "Investment Advisory Fees" would have been 1.00% and "Total Annual Operating Expenses" would have been 1.37% for the Alliance Quasar Portfolio. The Fee Table does not reflect fees waived or expenses assumed by Alliance for the Alliance Premier Growth Portfolio during the year ended December 31, 1997 because Alliance discontinued such expense reimbursements with respect to the Alliance Premier Growth Portfolio effective May 1, 1998.

(f) "Other Expenses" for the MFS Emerging Growth Series and the MFS Research Series (the "Series") are estimates, based on actual expenses incurred by each Series during the year ended December 31, 1997, less certain amounts (0.03% for the MFS Emerging Growth Series and 0.04% for the MFS Research Series) reimbursed by the Series to MFS for expenses assumed by MFS above 0.25% of average daily net assets during years prior to the year ended December 31, 1997. After December 31, 1997, no further expenses are reimbursable by the Series.

(g) Effective May 1, 1998, the Funds reimburse A I M Advisors, Inc. in an amount up to 0.25% of the average net asset value of each Fund, for expenses incurred in providing, or assuring that participating insurance companies provide, certain administrative services. Currently the fee only applies to the average net asset value of each Fund in excess of the net asset value of each Fund as calculated on April 30, 1998.

(h) "Other Expenses" and "Total Annual Operating Expenses" shown for the Hotchkis and Wiley International VIP Portfolio are based on expenses estimated for the current fiscal year. Hotchkis and Wiley has voluntarily agreed to reimburse the International VIP Portfolio to the extent necessary so that regular annual operating expenses will not exceed 1.35% of the Fund's average daily net assets for the fiscal year ending December 31, 1998. If Hotchkis and Wiley had not agreed to limit the Fund's expenses, "Other Expenses" would be estimated to be 0.70% of the Fund's average daily net assets.

(i) Merrill Lynch, Pierce, Fenner & Smith Incorporated, the sponsor of Defined Asset Funds, receives a deferred transaction fee accrued daily at an annual rate of $4.70 per 1,000 units of the Select Ten Trust ("Trust Units") (about 0.47% per Trust Unit) for creating and maintaining the Select Ten Trust. This deferred transaction fee also applies to income and principal distributions on Trust Units, which are reinvested in Trust Units. Other annual operating expenses are shown as a percentage of net assets of the Select Ten Trust, and are based on estimates. The amount of each of these other expenses, on a per 1,000 Trust Units basis, are as follows: $0.82 (trustee's fee); $0.45 (portfolio supervision, bookkeeping & administrative fees); $0.46 (organizational expenses); and $0.06 (other operating expenses); for a total of $1.79 per 1,000 Trust Units. These estimates do not include the costs of purchasing and selling the underlying stocks held by the Select Ten Trust.

                            ACCUMULATION UNIT VALUES
                       (CONDENSED FINANCIAL INFORMATION)

                                                                     SUBACCOUNTS
                           ------------------------------------------------------------------------------------------------
                                           DOMESTIC MONEY MARKET                                  PRIME BOND
                           ------------------------------------------------------  ----------------------------------------

                              1/1/97        1/1/96        1/1/95        1/1/94        1/1/97        1/1/96        1/1/95
                                TO            TO            TO            TO            TO            TO            TO
                             12/31/97      12/31/96      12/31/95      12/31/94      12/31/97      12/31/96      12/31/95
                           ------------  ------------  ------------  ------------  ------------  ------------  ------------
(1) Accumulation unit
     value at beginning
     of period...........        $11.50        $11.09        $10.64        $10.37        $13.40        $13.29        $11.21
(2) Accumulation unit
     value at end of
     period..............        $11.94        $11.50        $11.09        $10.64        $14.36        $13.40        $13.29
(3) Number of
     accumulation units
     outstanding at end
     of period...........   2,392,904.0  1,677,743.10   2,104,307.1   1,725,685.7   2,776,167.1  2,933,851.00   2,866,758.2

                                               QUALITY EQUITY                                SPECIAL VALUE FOCUS*
                           ------------------------------------------------------  ----------------------------------------
                              1/1/97        1/1/96        1/1/95        1/1/94        1/1/97        1/1/96        1/1/95
                                TO            TO            TO            TO            TO            TO            TO
                             12/31/97      12/31/96      12/31/95      12/31/94      12/31/97      12/31/96      12/31/95
                           ------------  ------------  ------------  ------------  ------------  ------------  ------------
(1) Accumulation unit
     value at beginning
     of period...........        $16.01        $13.77        $11.38        $11.87        $15.20        $14.25         $9.90
(2) Accumulation unit
     value at end of
     period..............        $19.54        $16.01        $13.77        $11.38        $16.75        $15.20        $14.25
(3) Number of
     accumulation units
     outstanding at end
     of period...........   2,617,428.2  2,798,594.00   2,587,997.3   2,368,801.5   1,789,233.1  1,684,158.80   1,332,688.3

                                             AMERICAN BALANCED                             NATURAL RESOURCES FOCUS
                           ------------------------------------------------------  ----------------------------------------
                              1/1/97        1/1/96        1/1/95        1/1/94        1/1/97        1/1/96        1/1/95
                                TO            TO            TO            TO            TO            TO            TO
                             12/31/97      12/31/96      12/31/95      12/31/94      12/31/97      12/31/96      12/31/95
                           ------------  ------------  ------------  ------------  ------------  ------------  ------------
(1) Accumulation unit
     value at beginning
     of period...........        $14.47        $13.37        $11.21        $11.88        $14.06        $12.56        $11.30
(2) Accumulation unit
     value at end of
     period..............        $16.72        $14.47        $13.37        $11.21        $12.14        $14.06        $12.56
(3) Number of
     accumulation units
     outstanding at end
     of period...........     935,102.6  1,196,131.90   1,294,854.9   1,205,254.3     115,513.8    144,754.30     167,533.9

                                             BASIC VALUE FOCUS                               GLOBAL BOND FOCUS***
                           ------------------------------------------------------  ----------------------------------------
                              1/1/97        1/1/96        1/1/95        1/1/94        1/1/97        1/1/96        1/1/95
                                TO            TO            TO            TO            TO            TO            TO
                             12/31/97      12/31/96      12/31/95      12/31/94      12/31/97      12/31/96      12/31/95
                           ------------  ------------  ------------  ------------  ------------  ------------  ------------
(1) Accumulation unit
     value at beginning
     of period...........        $16.19        $13.60        $10.98        $10.88        $12.20        $11.45         $9.94
(2) Accumulation unit
     value at end of
     period..............        $19.27        $16.19        $13.60        $10.98        $12.27        $12.20        $11.45
(3) Number of
     accumulation units
     outstanding at end
     of period...........   1,942,837.1  1,766,570.40   1,241,769.4     850,329.6     404,574.9    459,402.30     504,390.5


                                                          HIGH CURRENT INCOME
                                         ------------------------------------------------------
                              1/1/94        1/1/97        1/1/96        1/1/95        1/1/94
                                TO            TO            TO            TO            TO
                             12/31/94      12/31/97      12/31/96      12/31/95      12/31/94
                           ------------  ------------  ------------  ------------  ------------
(1) Accumulation unit
     value at beginning
     of period...........        $11.94        $15.46        $14.08        $12.18        $12.80
(2) Accumulation unit
     value at end of
     period..............        $11.21        $16.93        $15.46        $14.08        $12.18
(3) Number of
     accumulation units
     outstanding at end
     of period...........   2,939,785.1   1,794,232.4  1,341,055.50   1,274,375.1   1,116,584.4
                                                           FLEXIBLE STRATEGY
                                         ------------------------------------------------------
                              1/1/94        1/1/97        1/1/96        1/1/95        1/1/94
                                TO            TO            TO            TO            TO
                             12/31/94      12/31/97      12/31/96      12/31/95      12/31/94
                           ------------  ------------  ------------  ------------  ------------
(1) Accumulation unit
     value at beginning
     of period...........        $10.82            **        $13.00        $11.22        $11.87
(2) Accumulation unit
     value at end of
     period..............         $9.90            **            **        $13.00        $11.22
(3) Number of
     accumulation units
     outstanding at end
     of period...........   1,048,612.8           0.0          0.00   1,137,134.8   1,113,369.6
                                                         GLOBAL STRATEGY FOCUS
                                         ------------------------------------------------------
                              1/1/94        1/1/97        1/1/96        1/1/95        1/1/94
                                TO            TO            TO            TO            TO
                             12/31/94      12/31/97      12/31/96      12/31/95      12/31/94
                           ------------  ------------  ------------  ------------  ------------
(1) Accumulation unit
     value at beginning
     of period...........        $11.29        $14.35        $12.85        $11.78        $12.12
(2) Accumulation unit
     value at end of
     period..............        $11.30        $15.85        $14.35        $12.85        $11.78
(3) Number of
     accumulation units
     outstanding at end
     of period...........     190,785.7   3,196,842.1  3,436,164.50   2,678,814.8   2,924,265.0
                                                          GLOBAL UTILITY FOCUS
                                         ------------------------------------------------------
                              1/1/94        1/1/97        1/1/96        1/1/95        1/1/94
                                TO            TO            TO            TO            TO
                             12/31/94      12/31/97      12/31/96      12/31/95      12/31/94
                           ------------  ------------  ------------  ------------  ------------
(1) Accumulation unit
     value at beginning
     of period...........        $10.52        $13.10        $11.75         $9.58        $10.61
(2) Accumulation unit
     value at end of
     period..............         $9.94        $16.27        $13.10        $11.75         $9.58
(3) Number of
     accumulation units
     outstanding at end
     of period...........     556,854.0     475,558.5     646,792.9     724,247.5     786,888.0

----------------------------------
  * Effective August 15, 1997, the Equity Growth Fund changed its name to the Special Value Focus Fund.
 ** Effective following the close of business on December 6, 1996, the Flexible Strategy Fund was merged with and into Global Strategy Focus Fund.
*** Effective following the close of business on December 6, 1996, the International Bond Fund was merged with and into the former World Income Focus Fund; the World Income Focus Fund was renamed the Global Bond Focus Fund and its investment objective was modified.

                                       INTERNATIONAL EQUITY FOCUS                               RESERVE ASSETS
                        --------------------------------------------------------  ------------------------------------------
                           1/1/97         1/1/96         1/1/95        1/1/94        1/1/97         1/1/96         1/1/95
                             TO             TO             TO            TO            TO             TO             TO
                          12/31/97       12/31/96       12/31/95      12/31/94      12/31/97       12/31/96       12/31/95
                        -------------  -------------  ------------  ------------  -------------  -------------  ------------
(1) Accumulation unit
     value at
     beginning of
     period...........         $11.90         $11.31        $10.87        $10.96         $11.79         $11.29        $10.76
(2) Accumulation unit
     value at end of
     period...........         $11.20         $11.90        $11.31        $10.87         $12.32         $11.79        $11.29
(3) Number of
     accumulation
     units outstanding
     at end of
     period...........    2,327,316.1    1,535,723.1   1,275,506.6   1,313,991.8       82,335.6      101,151.2     114,114.3


                                                                                              DEVELOPING CAPITAL
                                          GOVERNMENT BOND FUND                                  MARKETS FOCUS
                        --------------------------------------------------------  ------------------------------------------
                           1/1/97         1/1/96         1/1/95       5/16/94*       1/1/97         1/1/96         1/1/95
                             TO             TO             TO            TO            TO             TO             TO
                          12/31/97       12/31/96       12/31/95      12/31/94      12/31/97       12/31/96       12/31/95
                        -------------  -------------  ------------  ------------  -------------  -------------  ------------
(1) Accumulation unit
     value at
     beginning of
     period...........         $11.59         $11.42        $10.08        $10.00          $9.99          $9.16         $9.38
(2) Accumulation unit
     value at end of
     period...........         $12.45         $11.59        $11.42        $10.08          $9.21          $9.99         $9.16
(3) Number of
     accumulation
     units outstanding
     at end of
     period...........      900,981.0      401,866.8     153,524.3      69,485.0      892,320.3      411,686.3     240,156.6

                                                                                                                MFS EMERGING
                              AIM V.I. CAPITAL                                                                     GROWTH
                                APPRECIATION                AIM V.I. VALUE          ALLIANCE PREMIER GROWTH        SERIES
                        ----------------------------  --------------------------  ----------------------------  ------------
                           1/1/97         1/1/96         1/1/97        1/1/96        1/1/97         1/1/96         1/1/97
                             TO             TO             TO            TO            TO             TO             TO
                          12/31/97       12/31/96       12/31/97      12/31/96      12/31/97       12/31/96       12/31/97
                        -------------  -------------  ------------  ------------  -------------  -------------  ------------
(1) Accumulation unit
     value at
     beginning of
     period...........         $10.03          $0.00        $10.26         $0.00         $10.00          $0.00         $9.83
(2) Accumulation unit
     value at end of
     period...........         $11.23         $10.03        $12.52        $10.26         $13.21         $10.00        $11.83
(3) Number of
     accumulation
     units outstanding
     at end of
     period...........      705,468.0           0.00     694,794.1          0.00    1,273,236.9           0.00     600,105.0

                                                       INTERNATIONAL BOND***
                                      --------------------------------------------------------
                           1/1/94        1/1/97         1/1/96         1/1/95       5/16/94*
                             TO            TO             TO             TO            TO
                          12/31/94      12/31/97       12/31/96       12/31/95      12/31/94
                        ------------  -------------  -------------  ------------  ------------
(1) Accumulation unit
     value at
     beginning of
     period...........        $10.43            ***         $11.40         $9.93        $10.00
(2) Accumulation unit
     value at end of
     period...........        $10.76            ***            ***        $11.40         $9.93
(3) Number of
     accumulation
     units outstanding
     at end of
     period...........     120,482.2            0.0           0.00      40,678.5      18,139.0

                                             INDEX 500 FUND
                                      ----------------------------
                          5/16/94*       1/1/97        12/18/96*
                             TO            TO             TO
                          12/31/94      12/31/97       12/31/96
                        ------------  -------------  -------------
(1) Accumulation unit
     value at
     beginning of
     period...........        $10.00         $10.12          $0.00
(2) Accumulation unit
     value at end of
     period...........         $9.38         $13.27         $10.12
(3) Number of
     accumulation
     units outstanding
     at end of
     period...........     174,741.4    1,245,291.7       10,445.7

                                          MFS RESEARCH SERIES
                                      ----------------------------
                           1/1/96        1/1/97         1/1/96
                             TO            TO             TO
                          12/31/96      12/31/97       12/31/96
                        ------------  -------------  -------------
(1) Accumulation unit
     value at
     beginning of
     period...........         $0.00         $10.08          $0.00
(2) Accumulation unit
     value at end of
     period...........         $9.83         $11.96         $10.08
(3) Number of
     accumulation
     units outstanding
     at end of
     period...........     15,002.00      589,190.5            0.0

----------------------------------

  *  Commencement of business

*** Effective following the close of business on December 6, 1996, the International Bond Fund was merged with and into the former World Income Focus Fund; the World Income Focus Fund was renamed the Global Bond Focus Fund and its investment objective was modified.

                            YIELDS AND TOTAL RETURNS

From time to time, ML of New York may advertise yields, effective yields, and total returns for the Account A subaccounts and the Account B subaccount. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND DO NOT INDICATE OR PROJECT FUTURE PERFORMANCE. ML of New York also from time to time may advertise performance of the subaccounts relative to certain performance rankings and indices. More detailed information as to the calculation of performance information, as well as comparisons with unmanaged market indices appears in the Statement of Additional Information.

Effective yields and total returns for a subaccount are based on the investment performance of the corresponding Fund. A Fund's performance in part reflects that Fund's expenses. Merrill Lynch Asset Management, L.P. ("MLAM") and Merrill Lynch Life Agency, Inc. (see SELLING THE CONTRACT on page 44) have entered into a Reimbursement Agreement that limits the operating expenses paid by each Fund of the Merrill Variable Funds in a given year to 1.25% of its average net assets.

The yields of the Domestic Money Market Subaccount and the Reserve Assets Subaccount refer to the annualized income generated by an investment in each subaccount over a specified 7-day period. The yield is calculated by assuming that the income generated for that 7-day period is generated each 7-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the subaccount or Account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding affect of this assumed reinvestment.

The yield of an Account A subaccount (other than the Domestic Money Market Subaccount) refers to the annualized income generated by an investment in the subaccount over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

The average annual total return of a subaccount refers to return quotations assuming an investment under a Contract has been held in each subaccount for 1, 5 and 10 years, or for a shorter period, if applicable. The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods for which return quotations are provided. Average annual total return information shows the average percentage change in the value of an investment in a subaccount (including any contingent deferred sales charge that would apply if an owner terminated the Contract at the end of each period indicated, but excluding any deductions for premium taxes).

ML of New York may, in addition, advertise or present yield or total return performance information computed on different bases. ML of New York may present total return information computed on the same basis as described above, except the information will not reflect a deduction for the contingent deferred sales charge. This presentation assumes that an investment in the Contract will persist beyond the period when the contingent deferred sales charge applies, consistent with the long-term investment and retirement objectives of the Contract. ML of New York may also advertise total return performance information for the Funds, but this information will always be accompanied by average annual total returns for the corresponding subaccounts. ML of New York may also present total return performance information for a subaccount for periods prior to the date the subaccount commenced operations based on the performance of the corresponding Fund and the assumption that the subaccount was in existence for the same periods as those indicated for the corresponding Fund, with a level of fees and charges approximately equal to those currently imposed under the Contracts. ML of New York may also present total performance information for a hypothetical Contract assuming allocation of the initial premium to more than one subaccount or assuming monthly transfers from the Domestic Money Market Subaccount to designated subaccounts under a dollar cost averaging program. This information will reflect the performance of the affected subaccounts for the duration of the allocation under the hypothetical Contract. It also will reflect the deduction of charges described above except for the contingent deferred sales charge. This information may also be compared to various indices.

Advertising and sales literature for the Contracts may also compare the performance of the subaccounts or Funds to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or series of mutual funds, with investment objectives similar to each of the Funds corresponding to the subaccounts.

Performance information may also be based on rankings by services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis. Some services' rankings include variable life insurance issuers as well as variable annuity issuers, while others' rankings compare only variable annuity issuers. Performance analysis prepared by services may rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. In addition, some such services prepare risk-adjusted rankings, which consider the effect of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives. Ranking services ML of New York may use as sources of performance comparison are Lipper, VARDS, CDA/Weisenberger, Morningstar, MICROPAL, and Investment Company Data, Inc.

Advertising and sales literature for the Contracts may also compare the performance of the subaccounts to the Standard & Poor's Index of 500 Common Stocks, the Morgan Stanley EAFE Index, the Russell 2000 Index and the Dow Jones Indices, all widely used measures of stock market performance. These unmanaged indices assume the reinvestment of dividends, but do not reflect any "deduction" for the expense of operating or managing an investment portfolio. Other sources of performance comparison that ML of New York may use are Chase Investment Performance Digest, Money, Forbes, Fortune, Business Week, Financial Services Weekly, Kiplinger Personal Finance, Wall Street Journal, USA Today, Barrons, U.S. News & World Report, Strategic Insight, Donaghues, Investors Business Daily, and Ibbotson Associates.

Advertising and sales literature for the Contracts may also contain information on the effect of tax deferred compounding on subaccount investment returns, or returns in general, which may be illustrated by graphs, charts or otherwise and which may include a comparison at various points in time of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a currently taxable basis.

                     ML LIFE INSURANCE COMPANY OF NEW YORK

ML Life Insurance Company of New York ("ML of New York") is a stock life insurance company organized under the laws of the State of New York in 1973. ML of New York is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc., a corporation whose common stock is traded on the New York Stock Exchange.

ML of New York's financial statements can be found in the Statement of Additional Information and should only be considered in the context of its ability to meet any obligations it may have under the Contract.

All communications concerning the Contract should be addressed to ML of New York's Home Office at the address printed on the first page of this Prospectus.

                                  THE ACCOUNTS

Contract owners may direct their premiums into one or both of two segregated investment accounts available to the Contract (the "Accounts"). The ML of New York Variable Annuity Separate Account A ("Account A") offers a variety of investment options, each with a different investment objective, through its subaccounts. The ML of New York Variable Annuity Separate Account B ("Account B") offers a money market investment through its subaccount.

The Accounts were established on August 14, 1991, as separate investment accounts. They are registered with the Securities and Exchange Commission as unit investment trusts pursuant to the Investment Company Act of 1940. Their registration does not involve any supervision by the Securities and Exchange Commission over the investment policies or practices of the Accounts. The Accounts each meet the definition of a separate account under the federal securities laws. The Accounts' assets are segregated from all of ML of New York's other assets.

Obligations to contract owners and beneficiaries that arise under the Contract are obligations of ML of New York. ML of New York owns all of the assets in the Accounts. With respect to each Account, income, gains, and losses, whether or not realized, from assets allocated to that Account are, in accordance with the Contracts, credited to or charged against the Account without regard to other income, gains or losses of ML of New York. As required, the assets in each Account will always be at least equal to the reserves and other liabilities of the Account. If the assets exceed the required reserves and other Contract liabilities (which will always be at least equal to the aggregate contract value allocated to the Account under the Contracts), ML of New York may transfer the excess to its general account. New York insurance law provides that each Account's assets, to the extent of its reserves and liabilities, may not be charged with liabilities arising out of any other business ML of New York conducts nor may the assets of either Account be charged with any liabilities of the other Account.

There are seventeen subaccounts currently available through Account A and one subaccount currently available through Account B. Effective following the close of business on June 5, 1998, five additional subaccounts will become available through Account A (the Capital Focus Subaccount, the Global Growth Focus Subaccount, the Alliance Quasar Subaccount, the Hotchkis and Wiley International VIP Subaccount, and the Select Ten Subaccount). Three subaccounts previously available through Account A (the Natural Resources Focus Subaccount, the American Balanced Subaccount, and the Global Utility Focus Subaccount) are closed to allocations of premiums and contract value. Effective following the close of business on June 5, 1998, two additional subaccounts of Account A (the Global Bond Focus Subaccount and the International Equity Focus Subaccount) are not available for allocations of premiums and contract value. All subaccounts invest in a corresponding mutual fund portfolio of the Merrill Variable Funds; AIM V.I. Funds; Alliance Fund; MFS Trust; Hotchkis and Wiley Trust; or Defined Asset Funds. Additional subaccounts may be added or closed in the future.

THE INVESTMENT OBJECTIVES AND POLICIES OF CERTAIN FUNDS ARE SIMILAR TO THE INVESTMENT OBJECTIVES AND POLICIES OF OTHER PORTFOLIOS THAT MAY BE MANAGED OR SPONSORED BY THE SAME INVESTMENT ADVISER, MANAGER, OR SPONSOR. THE INVESTMENT RESULTS OF THE FUNDS, HOWEVER, MAY BE HIGHER OR LOWER THAN THE RESULTS OF SUCH OTHER PORTFOLIOS. THERE CAN BE NO ASSURANCE, AND NO REPRESENTATION IS MADE, THAT THE INVESTMENT RESULTS OF ANY OF THE FUNDS WILL BE COMPARABLE TO THE INVESTMENT RESULTS OF ANY OTHER PORTFOLIO, EVEN IF THE OTHER PORTFOLIO HAS THE SAME INVESTMENT ADVISER, MANAGER, OR SPONSOR.

The Accounts' financial statements can be found in the Statement of Additional Information.

                          INVESTMENTS OF THE ACCOUNTS

MERRILL LYNCH VARIABLE SERIES FUNDS, INC.

The Merrill Lynch Variable Series Funds, Inc. ("Merrill Variable Funds") is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers the Accounts Class A shares of sixteen of its separate investment mutual fund portfolios. The Reserve Assets Fund is available only to Account B. The fifteen remaining Funds of Merrill Variable Funds (three of which are closed to allocations of premiums and contract value) are available only to Account A. Effective following the close of business on June 5, 1998, two additional Funds will become available to Account A for allocations of premiums and contract value and two Funds currently available to Account A are not available for allocations of premiums and contract value. These Funds' shares are currently sold to separate accounts of ML of New York, Merrill Lynch Life, and insurance companies not affiliated with ML of New York, to fund benefits under certain variable annuity and variable life insurance contracts.

Merrill Lynch Asset Management, L.P. ("MLAM") is the investment adviser to the Funds of Merrill Variable Funds. MLAM is a worldwide mutual fund leader and together with its affiliate Fund Asset Management, L.P. had a total of $460 billion in investment company and other portfolio assets under management as of January 1998, including selected accounts of certain affiliates of MLAM. It is registered as an investment adviser under the Investment Advisers Act of 1940. MLAM is an indirect subsidiary of Merrill Lynch & Co., Inc. MLAM's principal business address is 800 Scudders Mill Road, Plainsboro, New Jersey 08536. As the investment adviser, MLAM is paid fees by these Funds for its services. The fees charged to each of these Funds are set forth in the summary of investment objectives and certain investment policies below.

Details about these Funds, including their investment objectives, management, policies, restrictions, their expenses and risks associated with investments therein (including specific risks associated with investment in the High Current Income Fund), and other aspects of these Funds' operation can be found in the attached prospectus for the Merrill Variable Funds and in their Statement of Additional Information which should be read carefully before investing. As described in the prospectus for Merrill Variable Funds, many of these Funds should be considered a long-term investment and a vehicle for diversification, and not as a balanced investment program. Such Funds may not be appropriate as the exclusive investment to fund a Contract for all contract owners. The Merrill Variable Funds prospectus also describes certain additional risks, including investing on an international basis or in foreign securities and investing in lower rated or unrated fixed income securities. There is no guarantee that any Fund will be able to meet its investment objective. Meeting the objectives depends upon future economic conditions as well as upon how well these Funds' management anticipates changes in those economic conditions.

DOMESTIC MONEY MARKET FUND. This Fund seeks to preserve capital, maintain liquidity, and achieve the highest possible current income consistent with the foregoing objectives by investing in short-term domestic money market securities. The Fund invests in short-term United States government securities; United States government agency securities; bank certificates of deposit and bankers' acceptances; short-term debt securities such as commercial paper and variable amount master demand notes; repurchase agreements and other domestic money market instruments. MLAM receives from the Fund an advisory fee at the annual rate of 0.50% of the average daily net assets of the Fund.

PRIME BOND FUND. This Fund seeks to obtain as high a level of current income as is consistent with the investment policies of the Fund and with prudent investment management. Secondarily, the Fund seeks capital appreciation when consistent with the foregoing objective. The Fund invests primarily in long-term corporate bonds rated in the top three ratings categories by Moody's Investor Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("Standard & Poor's"). MLAM receives from the Fund an advisory fee at the annual rate of 0.50% of the first $250 million of the combined average daily nets assets of the Fund and High Current Income Fund; 0.45% of the next $250 million; 0.40% of the next $250 million; and 0.35% of the combined average daily net assets in excess of $750 million. The reduction of the advisory fee applicable to the Fund is determined on a uniform percentage basis as described in the Statement of Additional Information for the Merrill Variable Funds.

HIGH CURRENT INCOME FUND. This Fund seeks to obtain the highest level of current income as is consistent with the investment policies of the Fund and with prudent investment management. Secondarily, the Fund seeks capital appreciation to the extent consistent with the foregoing objective. The Fund invests principally in fixed-income securities that are rated in the lower rating categories of the established rating services or in unrated securities of comparable quality (including securities commonly known as "junk bonds"). Investment in such securities entails relatively greater risk of loss of income or principal. In an effort to minimize risk, the Fund will diversify its holdings among many issuers. However, there can be no assurance that diversification will protect the Fund from widespread defaults during periods of sustained economic downturn. MLAM receives from the Fund an advisory fee at the annual rate of 0.55% of the first $250 million of the combined average daily net assets of the Fund and Prime Bond Fund; 0.50% of the next $250 million; 0.45% of the next $250 million; and 0.40% of the combined average daily net assets in excess of $750 million. The reduction of the advisory fee applicable to the Fund is determined on a uniform percentage basis as described in the Statement of Additional Information for the Merrill Variable Funds.

QUALITY EQUITY FUND. This Fund seeks to achieve the highest total investment return consistent with prudent risk. The Fund employs a fully managed investment policy utilizing equity securities, primarily common stocks of large-capitalization companies, as well as investment grade debt and convertible securities. Management of the Fund will shift the emphasis among investment alternatives for capital growth, capital stability, and income as market trends change. MLAM receives from the Fund an advisory fee at the annual rate of 0.50% of the first $250 million of average daily net assets; 0.45% of the next $250 million; 0.425% of the next $100 million; and 0.40% of the average daily net assets in excess of $400 million.

SPECIAL VALUE FOCUS FUND (FORMERLY, THE EQUITY GROWTH FUND). This Fund seeks long-term growth of capital by investing in a diversified portfolio of securities, primarily common stocks, of relatively small companies that management of the Merrill Variable Funds believes have special investment value, of emerging growth companies regardless of size. Companies are selected by management on the basis of their long-term potential for expanding their size and profitability or for gaining increased market recognition for their securities. Current income is not a factor in the selection of securities. MLAM receives from the Fund an advisory fee at the annual rate of 0.75% of the average daily net assets of the Fund. This is a higher fee than that of many other mutual funds, but management of the Fund believes it is justified by the high degree of care that must be given to the initial selection and continuous supervision of the types of portfolio securities in which the Fund invests.

NATURAL RESOURCES FOCUS FUND. This Fund seeks to achieve long-term growth of capital and protect the purchasing power of capital by investing primarily in equity securities of domestic and foreign companies with substantial natural resource assets. MLAM receives from the Fund an advisory fee at the annual rate of 0.65% of the average daily net assets of the Fund.

ML of New York and Account A reserve the right to suspend the sale of units of the Natural Resources Focus Subaccount in response to conditions in the securities markets or otherwise.

The subaccount corresponding to this Fund was closed to allocations of premiums and contract value following the close of business on December 6, 1996.

AMERICAN BALANCED FUND. This Fund seeks a level of current income and a degree of stability of principal not normally available from an investment solely in equity securities and the opportunity for capital appreciation greater than is normally available from an investment solely in debt securities by investing in a balanced portfolio of fixed income and equity securities. MLAM receives from the Fund an advisory fee at the annual rate of 0.55% of the average daily net assets of the Fund.

The subaccount corresponding to this Fund was closed to allocations of premiums and contract value following the close of business on December 6, 1996.

GLOBAL STRATEGY FOCUS FUND. This Fund seeks high total investment return by investing primarily in a portfolio of equity and fixed income securities, including convertible securities, of U.S. and foreign issuers. The Fund seeks to achieve its objective by investing primarily in securities of issuers located in the United States, Canada, Western Europe, the Far East and Latin America. MLAM receives from the Fund an advisory fee at the annual rate of 0.65% of the average daily net assets of the Fund.

Effective following the close of business on December 6, 1996, the Flexible Strategy Fund was merged with and into the Global Strategy Focus Fund.

BASIC VALUE FOCUS FUND. This Fund seeks capital appreciation and, secondarily, income by investing in securities, primarily equities, that management of the Fund believes are undervalued and therefore represent basic investment value. The Fund seeks special opportunities in securities that are selling at a discount, either from book value or historical price-earnings ratios, or seem capable of recovering from temporarily out of favor considerations. Particular emphasis is placed on securities which provide an above-average dividend return and sell at a below-average price/earnings ratio. MLAM receives from the Fund an advisory fee at the annual rate of 0.60% of the average daily net assets of the Fund.

GLOBAL BOND FOCUS FUND (FORMERLY, THE WORLD INCOME FOCUS FUND). This Fund seeks to provide high total investment return by investing in a global portfolio of fixed income securities denominated in various currencies, including multinational currency units. The Fund may invest in fixed income securities that have a credit rating of A or better by Standard & Poor's or by Moody's or commercial paper rated A-1 by Standard & Poor's or Prime-1 by Moody's or obligations that MLAM has determined to be of similar creditworthiness. MLAM receives from the Fund an advisory fee at the annual rate of 0.60% of the average daily net assets of the Fund.

Effective following the close of business on December 6, 1996, the International Bond Fund was merged with and into the Global Bond Focus Fund. The subaccount corresponding to this Fund will be closed to allocations of premiums and contract value following the close of business on June 5, 1998.

GLOBAL UTILITY FOCUS FUND. This Fund seeks both capital appreciation and current income through investment of at least 65% of its total assets in equity and debt securities issued by domestic and foreign companies which are, in the opinion of MLAM, primarily engaged in the ownership or operation of facilities used to generate, transmit or distribute electricity, telecommunications, gas or water. MLAM receives from the Fund an advisory fee at the annual rate of 0.60% of the average daily net assets of the Fund.

The subaccount corresponding to this Fund was closed to allocations of premiums and contract value following the close of business on December 6, 1996.

INTERNATIONAL EQUITY FOCUS FUND. This Fund seeks capital appreciation and, secondarily, income by investing in a diversified portfolio of equity securities of issuers located in countries other than the United States. Under normal conditions, at least 65% of the Fund's net assets will be invested in such equity securities and at least 65% of the Fund's total assets will be invested in the securities of issuers from at least three different foreign countries. MLAM receives from the Fund an advisory fee at the annual rate of 0.75% of the average daily net assets of the Fund.

The subaccount corresponding to this Fund will be closed to allocations of premiums and contract value following the close of business on June 5, 1998.

GOVERNMENT BOND FUND (FORMERLY, THE INTERMEDIATE GOVERNMENT BOND FUND). This Fund seeks the highest possible current income consistent with the protection of capital afforded by investing in debt securities issued or guaranteed by the United States Government, its agencies or instrumentalities. MLAM receives from the Fund an advisory fee at an annual rate of 0.50% of the average daily net assets of the Fund.

DEVELOPING CAPITAL MARKETS FOCUS FUND. This Fund seeks long-term capital appreciation by investing in securities, principally equities, of issuers in countries having smaller capital markets. For purposes of its investment objective, the Fund considers countries having smaller capital markets to be all countries other than the four countries having the largest equity market capitalizations. The Developing Capital Markets Focus Fund has established no rating criteria for the debt securities in which it may invest, and will rely on the investment adviser's judgment in evaluating the creditworthiness of an issuer of such securities. In an effort to minimize the risk, the Fund will diversify its holdings among many issuers. However, there can be no assurance that diversification will protect the Fund from widespread defaults during periods of sustained economic downturn. Investment in the Developing Capital Markets Focus Fund entails relatively greater risk of loss of income or principal. MLAM receives from the Fund an advisory fee at an annual rate of 1.00% of the average daily net assets of the Fund.

RESERVE ASSETS FUND. This Fund seeks to preserve capital, maintain liquidity, and achieve the highest possible current income consistent with the foregoing objectives by investing in short-term money market securities. The Fund invests in short-term United States government securities; United States government agency securities; bank certificates of deposit and bankers' acceptances;

short-term debt securities such as commercial paper and variable amount master demand notes; repurchase agreements and other money market instruments. MLAM receives from the Fund an advisory fee at the annual rate of 0.50% of the first $500 million of the Fund's average daily net assets; 0.425% of the next $250 million; 0.375% of the next $250 million; 0.35% of the next $500 million; 0.325% of the next $500 million; 0.30% of the next $500 million; and 0.275% of the average daily net assets in excess of $2.5 billion.

INDEX 500 FUND. This Fund seeks investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"). MLAM receives from the Fund an advisory fee at an annual rate of 0.30% of the Fund's average daily net assets.

CAPITAL FOCUS FUND. This Fund seeks to achieve the highest total investment return consistent with prudent risk. To do this, management of the Fund uses a flexible "fully managed" investment policy that shifts the emphasis among equity, debt (including money market), and convertible securities. MLAM receives from the Fund an advisory fee at the annual rate of 0.60% of the Fund's average daily net assets.

Effective following the close of business on June 5, 1998, this Fund will become available for allocations of premiums and contract value.

GLOBAL GROWTH FOCUS FUND. This Fund seeks long-term growth of capital. The Fund invests in a diversified portfolio of equity securities of issuers located in various countries and the United States, placing particular emphasis on companies that have exhibited above-average growth rates in earnings. Because a substantial portion of the Fund's assets may be invested on an international basis, contract owners should be aware of certain risks, such as fluctuations in foreign exchange rates, future political and economic developments, different legal systems, and the possible imposition of exchange controls or other foreign government laws or restrictions. An investment in the Fund may be appropriate only for long-term investors who can assume the risk of loss of principal, and do not seek current income. MLAM receives from the Fund an advisory fee at an annual rate of 0.75% of the Fund's average daily net assets.

Effective following the close of business on June 5, 1998, this Fund will become available for allocations of premiums and contract value.

DEFINED ASSET FUNDS--SELECT TEN TRUST

Defined Asset Funds is America's oldest and largest family of unit investment trusts, with over $115 billion sponsored over the last 25 years. Each Defined Asset Fund is a portfolio of preselected securities. The portfolio is divided into "units" representing equal shares of the underlying assets ("Trust Units"). Each Trust Unit receives an equal share of income and principal distributions.

Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") serves as sponsor of Defined Asset Funds. For its services as sponsor, MLPF&S receives a deferred transaction fee, accrued daily at an annual rate of $4.70 per 1,000 Trust Units (about 0.47%) for creating and maintaining the Select Ten Trust. Half of this fee is paid to Merrill Lynch Insurance Group, Inc. ("MLIG"), an affiliate of ML of New York, to compensate it for its administrative services in making Trust Units available for investment by Account A. The Select Ten Trust is also subject to additional operating expenses, summarized in the Fee Table on page 9 and described more fully in the attached prospectus for the Select Ten Trust.

The Select Ten Trust, one portfolio of Defined Asset Funds, buys approximately equal amounts of the ten highest dividend-yielding common stocks of the 30 stocks in the Dow Jones Industrial Average* ("DJIA") (determined three business days prior to May 1, 1998) and holds them for about one year.

* The name "Dow Jones Industrial Average" is the property of Dow Jones & Company, Inc., which is not affiliated with MLPF&S, has not participated in any way in the creation of the Select Ten Trust or in the selection of stocks included in the Select Ten Trust and has not reviewed or approved any information included in this prospectus.

MLPF&S anticipates that the Select Ten Trust portfolio will remain unchanged over its one year life despite any adverse developments concerning an issuer, an industry, or the economy or stock market generally. AT THE END OF THE YEAR (ON OR ABOUT MAY 1, 1999, OR THE "ROLLOVER DATE"), THE SELECT TEN TRUST WILL BE LIQUIDATED AND THE SAME INVESTMENT STRATEGY WILL BE REAPPLIED TO THE DJIA TO SELECT (AS OF THREE BUSINESS DAYS PRIOR TO MAY 1, 1999) A NEW STOCK PORTFOLIO FOR A "ROLLOVER" OR SUCCESSOR TRUST, SUBJECT TO ML OF NEW YORK OBTAINING NECESSARY REGULATORY APPROVALS. At the time of the rollover, it is contemplated that Trust Units will be redeemed, and the proceeds will be immediately invested in the rollover trust. Brokerage commissions in selling and purchasing stocks for the rollover trust will be borne indirectly by contract owners.

Effective following the close of business on June 5, 1998, this Fund will become available for allocations of premiums and contract value. The Select Ten Trust will terminate on or about May 1, 1999, at which time assets of the Select Ten subaccount will be reinvested in a rollover trust, if such trust is available and subject to necessary regulatory approvals. From the Rollover Date to thirty days after the Rollover Date, contract owners can make one transfer from the Select Ten subaccount of all account value in the Select Ten subaccount to other subaccounts of Account A, without such transfer counting toward the six transfers among subaccounts of Account A that may be made without charge during a contract year. In addition, ML of New York will not exercise its right to impose additional conditions or charges on transfers during this thirty day time period.

MLPF&S RESERVES THE RIGHT TO DEPART FROM THE SELECT TEN INVESTMENT STRATEGY DESCRIBED ABOVE IN ORDER TO MAINTAIN THE SELECT TEN TRUST'S COMPLIANCE WITH THE DIVERSIFICATION REQUIREMENTS OF SECTION 817(H) OF THE INTERNAL REVENUE CODE AND REGULATIONS THEREUNDER. IN ADDITION, ML OF NEW YORK RESERVES THE RIGHT TO CEASE OFFERING THE SELECT TEN SUBACCOUNT AT ANY TIME, AND THERE CAN BE NO ASSURANCE THAT DEFINED ASSET FUNDS OR MLPF&S WILL CONTINUE TO MAKE ROLLOVER TRUSTS AVAILABLE IN THE FUTURE.

AIM VARIABLE INSURANCE FUNDS, INC.

AIM Variable Insurance Funds, Inc. ("AIM V.I. Funds") is registered with the Securities and Exchange Commission as an open-end, series, management investment company. It currently offers Account A two of its separate investment portfolios. Shares of the Funds of AIM V.I. Funds are currently offered only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. Shares of these Funds may be offered, in the future, to certain pension or retirement plans.

A I M Advisors, Inc. ("AIM"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, serves as the investment adviser to each of the Funds of AIM V.I. Funds. AIM was organized in 1976, and, together with its subsidiaries, manages or advises over 50 investment company portfolios (including these Funds) encompassing a broad range of investment objectives. AIM is a wholly owned subsidiary of A I M Management Group Inc., a holding company engaged in the financial services business and an indirect wholly owned subsidiary of AMVESCAP PLC. As the investment adviser, AIM is paid fees by these Funds for its services. The fees charged to each of these Funds are set forth in the summary of investment objectives below.

AIM V.I. Funds has entered into an Administrative Services Agreement with AIM, pursuant to which AIM has agreed to provide certain accounting and other administrative services to these Funds, including the services of a principal financial officer and related staff. As compensation to AIM for its services under the Administrative Services Agreement, these Funds reimburse AIM for expenses incurred by AIM or its affiliates in connection with such services.

AIM has entered into an agreement with ML of New York with respect to administrative services for these Funds in connection with the Contracts. Under this agreement, AIM pays compensation to ML of New York in an amount equal to a percentage of the average net assets of these Funds attributable to the Contracts.

AIM V.I. CAPITAL APPRECIATION FUND. This Fund seeks capital appreciation through investments in common stocks, with emphasis on medium-sized and smaller emerging growth companies. AIM will be particularly interested in companies that are likely to benefit from new or innovative products, services or processes that should enhance such companies' prospects for future growth in earnings. As a result of this policy, the market prices of many of the securities purchased and held by this Fund may fluctuate widely. Any income received from securities held by the Fund will be incidental, and a contract owner should not consider a purchase of shares of the Fund as equivalent to a complete investment program. The Fund's portfolio is primarily comprised of securities of two basic categories of companies: (1) "core" companies, which AIM considers to have experienced above-average and consistent long-term growth in earnings with excellent prospects for outstanding future growth, and (2) "earnings acceleration" companies which AIM believes are currently enjoying a dramatic increase in profits. AIM receives from the Fund an advisory fee at an annual rate of 0.65% of the first $250 million of the Fund's average daily net assets and 0.60% of the Fund's average daily net assets in excess of $250 million.

AIM V.I. VALUE FUND. This Fund seeks to achieve long-term growth of capital by investing primarily in equity securities judged by AIM to be undervalued relative to the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity markets generally. Income is a secondary objective. The subaccount corresponding to this Fund should not be selected by contract owners who seek income as their primary investment objective. AIM receives from the Fund an advisory fee at an annual rate of 0.65% of the first $250 million of the Fund's average daily net assets and 0.60% of the Fund's average daily net assets in excess of $250 million.

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.

Alliance Variable Products Series Fund, Inc. ("Alliance Fund") is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers Account A one of its separate investment portfolios. Effective following the close of business on June 5, 1998, an additional separate investment portfolio of Alliance Fund will become available to Account A for allocations of premiums and contract value. These Funds are intended to serve as the investment medium for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain insurance companies.

Alliance Capital Management L.P. ("Alliance"), a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, New York 10105 serves as the investment adviser to each Fund of the Alliance Series Fund. Alliance is an international investment manager supervising client accounts with assets of December 31, 1997 totaling more than $218 billion (of which approximately $85 billion represented the assets of investment companies). Alliance Capital Management Corporation ("ACMC"), the sole general partner of Alliance, is an indirect wholly-owned subsidiary of The Equitable Life Assurance Society of the United States, which is in turn a wholly-owned subsidiary of the Equitable Companies Incorporated, a holding company which is controlled by AXA, a French insurance holding company. As the investment adviser, Alliance is paid fees by the Funds for its services. The fees charged to the Funds are set forth in the summary of investment objective below.

Alliance Fund Distributors, Inc. ("AFD"), an affiliate of Alliance, has entered into an agreement with ML of New York with respect to administrative services for these Funds in connection with the Contracts. Under this agreement, AFD pays compensation to ML of New York in an amount equal to a percentage of the average net assets of these Funds attributable to the Contracts.

ALLIANCE PREMIER GROWTH PORTFOLIO. This Fund seeks growth of capital by pursuing aggressive investment policies. Since investments will be made based upon their potential for capital appreciation, current income will be incidental to the objective of capital growth. Because of the market risks inherent in any investment, the selection of securities on the basis of their appreciation possibilities cannot ensure against possible loss in value. This Fund is therefore not intended for contract owners whose principal objective is assured income and conservation of capital. Alliance receives from the Fund an advisory fee at an annual rate of 1.00% of the Fund's average daily net assets.

ALLIANCE QUASAR PORTFOLIO. This Fund seeks growth of capital by pursuing aggressive investment policies. The Fund invests principally in a diversified portfolio of equity securities of any company and industry and in any type of security which is believed to offer possibilities for capital appreciation, and invests only incidentally for current income. The selection of securities based on the possibility of appreciation cannot prevent loss in value. Moreover, because the Fund's investment policies are aggressive, an investment in the Fund is risky and is not intended for contract owners who want assured income or preservation of capital. Alliance receives from the Fund an advisory fee at an annual rate of 1.00% of the Fund's average daily net assets. (See the NOTES TO FEE TABLE on page 11 for a discussion of a reimbursement arrangement applicable to the Fund.)

Effective following the close of business on June 5, 1998, this Fund will become available for allocations of premiums and contract value.

MFS VARIABLE INSURANCE TRUST

MFS Variable Insurance Trust ("MFS Trust") is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers Account A two of its separate investment portfolios. The Funds of MFS Trust are intended to serve as the investment medium for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain insurance companies.

Massachusetts Financial Services Company ("MFS"), a Delaware corporation, 500 Boylston Street, Boston, Massachusetts 02116, serves as the investment adviser to each of the Funds of MFS Trust. MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund in the United States, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $80 billion as of March 31, 1998. MFS is a subsidiary of Sun Life of Canada (U.S.), which, in turn, is a wholly-owned subsidiary of Sun Life Assurance Company of Canada. As the investment adviser, MFS is paid fees by each of these Funds for its services. The fees charged to these Funds are set forth in the summary of investment objectives below.

MFS has entered into an agreement with MLIG with respect to administrative services for these Funds in connection with the Contracts and certain contracts issued by Merrill Lynch Life Insurance Company. Under this agreement, MFS pays compensation to MLIG in an amount equal to a percentage of the average net assets of these Funds attributable to such contracts.

MFS EMERGING GROWTH SERIES. This Fund seeks long-term growth of capital by investing primarily (i.e., at least 80% of its assets under normal circumstances) in common stocks of emerging growth companies. Emerging growth companies include companies that MFS believes are early in their life cycle but which have the potential to become major enterprises. Dividend and interest income from portfolio securities, if any, is incidental to the Fund's objective of long-term growth of capital. MFS receives from the Fund an advisory fee at an annual rate of 0.75% of average daily net assets of the Fund.

MFS RESEARCH SERIES. This Fund seeks to provide long-term growth of capital and future income. The portfolio securities of the MFS Research Series are selected by a committee of investment research analysts. This committee includes investment analysts employed not only by the Adviser but also by MFS International (U.K.) Limited, a wholly-owned subsidiary of MFS. The Series' assets are allocated among industries by the analysts acting together as a group. Individual analysts are then responsible for selecting what they view as the securities best suited to meet the Series' investment objective within their assigned industry responsibility. MFS receives from the Fund an advisory fee at an annual rate of 0.75% of average daily net assets of the Fund.

HOTCHKIS AND WILEY VARIABLE TRUST

Hotchkis and Wiley Variable Trust ("Hotchkis and Wiley Trust"), a Massachusetts business trust, is registered with the Securities and Exchange Commission as an open-end management investment company. Effective following the close of business on June 5, 1998, one of the separate investment portfolios of the Hotchkis and Wiley Trust will become available to Account A for allocations of premiums and contract value. This Fund is intended to serve as the investment medium for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain insurance companies.

Hotchkis and Wiley, 800 West Sixth Street, Fifth Floor, Los Angeles, California 90017, serves as the investment adviser to the Hotchkis and Wiley International VIP Portfolio and generally administers the affairs of the Hotchkis and Wiley Trust. Hotchkis and Wiley is a division of the Merrill Lynch Capital Management Group of MLAM, and a separate business unit of Merrill Lynch & Co., Inc. As the investment adviser, Hotchkis and Wiley is paid fees by the Fund for its services. The fees charged to the Fund for advisory services are set forth in the summary of investment objective below.

Hotchkis and Wiley has entered into an agreement with MLIG with respect to administrative services for the Hotchkis and Wiley Trust in connection with the Contracts and certain contracts issued by Merrill Lynch Life Insurance Company. Under this agreement, Hotchkis and Wiley pays compensation to MLIG in an amount equal to a portion of the annual gross investment advisory fees paid by Hotchkis and Wiley International VIP Portfolio to Hotchkis and Wiley attributable to such contracts.

HOTCHKIS AND WILEY INTERNATIONAL VIP PORTFOLIO. This Fund seeks to provide current income and long-term growth of income, accompanied by growth of capital. The Fund will attempt to achieve its objective by investing at least 65% of its total assets in equity securities in at least three non-U.S. markets. Ordinarily, the Fund will invest in equity securities issued by companies located in some or all of the developed foreign equity markets. These markets generally include fifteen markets in Europe, as well as Australia, New Zealand, Japan, Hong Kong, Singapore, Malaysia, Canada, and South Korea. Investing in emerging market and other foreign securities involves certain risk considerations not typically associated with investing in securities of U.S. issuers, including: currency devaluations and other currency exchange rate fluctuations, political uncertainty and instability, more substantial government involvement in the economy, higher rates of inflation, less government supervision and regulation of the securities markets and participants in those markets, controls on foreign investment and limitations on repatriation of invested capital and on the Fund's ability to exchange local currencies for U.S. dollars, greater price volatility, substantially less liquidity and significantly smaller capitalization of securities markets, absence of uniform accounting and auditing standards, generally higher commission expenses, delay in settlement of securities transactions, and greater difficulty in enforcing shareholder rights and remedies. Because investment in this Fund entails relatively greater loss of principal, an investment in the Fund may not be appropriate as the exclusive investment to fund a Contract. Hotchkis and Wiley receives from the Fund an advisory fee at an annual rate of 0.75% of the Fund's average daily net assets.

Effective following the close of business on June 5, 1998, this Fund will become available for allocations of premiums and contract value.

PURCHASES AND REDEMPTIONS OF FUND SHARES; REINVESTMENT

The Accounts will purchase and redeem shares or Trust Units of the Funds to the extent necessary to provide benefits under the Contract or for such other purposes as may be consistent with the Contract. The Accounts will purchase and redeem shares or Trust Units of the Funds at net asset value. Fund distributions to the Accounts are automatically reinvested in additional shares or Trust Units of the Funds at net asset value.

MATERIAL CONFLICTS, SUBSTITUTION OF INVESTMENTS AND CHANGES TO ACCOUNTS

It is conceivable that material conflicts could arise as a result of both variable annuity and variable life insurance separate accounts investing in the Funds. Although no material conflicts are foreseen, the participating insurance companies will monitor events in order to identify any material conflicts between variable annuity and variable life insurance contract owners to determine what action, if any, should be taken. Material conflicts could result from such things as (1) changes in state insurance law, (2) changes in federal income tax law or (3) differences between voting instructions given by variable annuity and variable life insurance contract owners. If a conflict occurs, the ML of New York may be required to eliminate one or more subaccounts of Separate Account A or Separate Account B or substitute a new subaccount. In responding to any conflict, ML of New York will take the action which it believes necessary to protect its contract owners.

ML of New York may substitute a different investment option for any of the current Funds. Substitution may be made with respect to both existing investments and the investment of future premiums. However, no such substitution will be made without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Contract owners will be notified of any substitutions. Additional investment options may be added in the future as eligible investments through the Accounts.

In addition, ML of New York may make additional subaccounts available to either Account, eliminate subaccounts in either Account, deregister either or both of the Accounts under the Investment Company Act of 1940 (the "1940 Act"), make any changes required by the 1940 Act, operate either or both Accounts as a managed investment company under the 1940 Act or any other form permitted by law, transfer all or a portion of the assets of a subaccount or Account to another subaccount or account pursuant to a combination or otherwise, and create new accounts. No such changes will be made without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Contract owners will be notified of any changes.

                             CHARGES AND DEDUCTIONS

ML of New York deducts the charges described below to cover costs and expenses, services provided, and risks assumed under the Contracts. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. For example, the contingent deferred sales charge may not fully cover all of the sales and distribution expenses actually incurred by ML of New York, and proceeds from other charges, including the mortality and expense risk charge, may be used in part to cover such expenses.

CONTRACT MAINTENANCE CHARGE

A charge is made to reimburse ML of New York for expenses related to maintenance of the Contract. These expenses include issuing Contracts, maintaining records, and performing accounting, regulatory compliance, and reporting functions. This $40 maintenance charge will be deducted from the contract value on each contract anniversary that occurs on or prior to the annuity date. It will also be deducted when the Contract is surrendered if it is surrendered on any date other than a contract anniversary. The contract maintenance charge will be deducted on a pro rata basis from among all subaccounts in which contract value is invested. (See ACCUMULATION UNITS on page 31 for a discussion of the effect the deduction of this charge will have on the number of accumulation units credited to a Contract.) The contract maintenance charge will never increase.

This charge will be waived on all Contracts with a contract value equal to or greater than $50,000 on the date the charge would otherwise be deducted. It is not deducted after the annuity date.

Currently, a contract owner of three or more Contracts will be assessed no more than $120 in Contract Maintenance Charges annually, regardless of the number of Contracts owned. Once Contract

Maintenance Charges in an amount equal to $120 have been paid in a calendar year by a contract owner, remaining Contract Maintenance Charges to which the contract owner would otherwise be subject in the same calendar year will be waived. ML of New York reserves the right to discontinue this waiver at any time.

MORTALITY AND EXPENSE RISK CHARGE

A mortality and expense risk charge is imposed on the Accounts. It equals 1.25% annually for Account A and 0.65% annually for Account B deducted daily from the net asset value of the Accounts. Of this amount, 0.75% annually for Account A and 0.35% annually for Account B is attributable to mortality risks assumed by ML of New York for the annuity payment and death benefit guarantees made under the Contract. These guarantees include making annuity payments unaffected by mortality experience and providing a minimum death benefit under the Contract.

Additionally, of the total mortality and expense risk charge, 0.50% annually for Account A and 0.30% annually for Account B is attributable to expense risks assumed by ML of New York should the contract maintenance and administration charges be insufficient to cover all Contract maintenance and administration expenses.

The mortality and expense risk charge is greater for Account A than for Account B because a greater death benefit and higher administrative expenses are attributable to Account A. If the mortality and expense risk charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, ML of New York will bear the loss. If the charge exceeds the actual expenses, the excess will be added to ML of New York's profit and may be used to finance distribution expenses. The mortality and expense risk charge will never increase.

ADMINISTRATION CHARGE

An administration charge is made to reimburse ML of New York for costs associated with the establishment and administration of Account A. This charge covers such expenses as optional contract transactions (for example, processing transfers and Dollar Cost Averaging transactions). A charge of 0.10% annually will be deducted daily only from the net asset value of Account A. The administration charge will never increase.

CONTINGENT DEFERRED SALES CHARGE

A contingent deferred sales charge may be imposed on withdrawals and surrenders from Account A. This charge reimburses ML of New York for expenses relating to the sale of the Contract, such as commissions, preparation of sales literature, and other promotional activity. The charge is imposed only on premium withdrawn or surrendered from Account A that was held for less than seven years. However, where permitted by state regulation, up to 10% of this premium will not be subject to such a charge if withdrawn or surrendered from Account A during the first withdrawal of the contract year, whether paid in a lump sum or elected to be paid on a monthly, quarterly, semi-annual or annual basis. In addition, where permitted by state regulation, ML of New York reserves the right not to impose a contingent deferred sales charge on any premium withdrawn or surrendered from Contracts purchased by employees of ML of New York or from Contracts purchased by the employees' spouses or dependents.

The maximum contingent deferred sales charge is 7% of the premium withdrawn during the first year after that premium is paid, decreasing by 1% annually to 0% after year seven, as shown below.

        NUMBER OF COMPLETE YEARS
     ELAPSED SINCE PREMIUM WAS PAID            CONTINGENT DEFERRED SALES CHARGE
-----------------------------------------  -----------------------------------------
                        0                                         7%
                        1                                         6%
                        2                                         5%
                        3                                         4%
                        4                                         3%
                        5                                         2%
                        6                                         1%
                        7                                         0%

Contingent deferred sales charges are calculated on total premiums withdrawn from Account A, but not to exceed the account value. Gain in account value is never subject to a contingent deferred sales charge. (See page 35 for a discussion of the rules for determining whether a withdrawal is considered to come from premiums or gain for contingent deferred sales charge purposes.) For example, if a contract owner made a $5,000 premium payment to Account A and withdrew the entire $5,000 three years later when there had been no gain or loss on that premium, a 4% contingent deferred sales charge would be imposed on the $5,000 withdrawal. If that contract owner had made a $5,000 premium payment to Account A and due to negative investment experience only $4,500 remained in Account A when the contract owner withdrew it three years later, a 4% contingent deferred sales charge would be imposed only on $4,500 of the original premium. If instead the $5,000 premium payment the contract owner made to Account A grew to $5,500 due to positive investment experience, and the contract owner withdrew $200 of gain in account value as the first withdrawal three years later, and thereafter withdrew the remaining $5,300 in a subsequent withdrawal that same year, no contingent deferred sales charge would be imposed on the $200 first withdrawn (as it represents gain in account value and not premium) and a 4% contingent deferred sales charge would be imposed only on $5,000 of the $5,300 subsequent withdrawal (as $300 of that amount represents gain in account value).

When imposed, the contingent deferred sales charge will be deducted on a pro rata basis from among the subaccounts in which the contract owner has invested, on the basis of the contract owner's interest in each subaccount to the Account A account value. (See WITHDRAWALS AND SURRENDERS on page 35 and ACCUMULATION UNITS on page 31 for a discussion of the effect the deduction of this charge will have on the number of accumulation units credited to a Contract.)

To the extent that the contingent deferred sales charge is inadequate to recover all sales expenses associated with the Contract, the deficiency will be met by ML of New York's surplus, which may be partly derived from the mortality and expense risk charge on the Contract.

No contingent deferred sales charge will be imposed on withdrawals or surrenders from Account B.

PREMIUM TAXES

Various states and municipalities impose a premium tax on annuity premiums when they are received by an insurance company. In other jurisdictions, a premium tax is paid on the contract value on the annuity date.

State premium tax rates vary from jurisdiction to jurisdiction and currently range from 0% to 5%. ML of New York will pay these taxes when due, and a charge for any premium taxes imposed by a state or local government will be deducted from the contract value on the annuity date. (See ACCUMULATION UNITS on page 31 for a discussion of the effect the deduction of this charge will have on the number of accumulation units credited to a Contract.) In those jurisdictions that do not allow an insurance company to reduce its current taxable premium income by the amount of any withdrawal, surrender or death benefit paid, ML of New York will also deduct a charge for these taxes on any withdrawal, surrender or death benefit effected under the Contract.

Premium tax rates are subject to change by law, administrative interpretations, or court decisions. Premium tax amounts will depend on, among other things, the contract owner's state of residence, ML of New York's status within that state, and the premium tax laws of that state.

OTHER CHARGES

Contract owners may make up to six transfers among Account A subaccounts per contract year without charge. Additional transfers may be permitted at a charge of $25 per transfer. Certain transfers from the Select Ten subaccount will not count toward the six transfers permitted among Account A subaccounts per contract year without charge. (See DEFINED ASSET FUNDS--SELECT TEN TRUST on page 21 and TRANSFERS on page 33.)

ML of New York reserves the right, subject to any necessary regulatory approval, to charge for assessments or federal premium taxes or federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums. ML of New York also reserves the right to deduct from the Accounts any taxes imposed on the Accounts' investment earnings. (See ML OF NEW YORK'S TAX STATUS on page 39.)

In calculating the net asset values of the Funds, advisory fees and operating expenses are deducted from the assets of each Fund other than the Select Ten Trust. Deferred transaction fees, trustee's fees, portfolio supervision, bookkeeping and administrative fees, organizational expenses, and other operating expenses are deducted from the assets of the Select Ten Trust. Information about those fees and expenses can be found in the attached prospectuses for the Funds, and in the Statement of Additional Information for each Fund, if applicable.

Fees associated with participation in the Merrill Lynch RPA-SM- program are paid by the participating contract owner and are not deducted from the contract value or imposed on the Accounts. (See MERRILL LYNCH RETIREMENT PLUS ADVISOR-SM- on page 35.)

                          DESCRIPTION OF THE CONTRACT

OWNERSHIP OF THE CONTRACT

The contract owner is entitled to exercise all rights under the Contract. Unless otherwise specified, the purchaser of the Contract will be the contract owner. The contract owner may designate a beneficiary. The beneficiary will receive all outstanding Contract benefits if the owner dies. The contract owner may also designate an annuitant. The annuitant may be changed at any time prior to the annuity date. If no annuitant is selected, the contract owner will be the annuitant. If the annuitant is changed on a contract owned by other than a natural person, the change will be treated as the death of the contract owner for purposes of the Internal Revenue Code. ML of New York will then pay to the owner's beneficiary the contract value, less any applicable fees and charges.

The Contract may be assigned to another owner upon notice to ML of New York's Home Office. The Contract may only be assigned to another owner in full, not in part. An assignment to a new owner cancels all prior beneficiary designations except for those prior beneficiary designations that have been made irrevocably. Assignment of the Contract may have tax consequences or may be prohibited on certain IRA Contracts, so the contract owner should consult with a qualified tax adviser before assigning the Contract. (See FEDERAL INCOME TAXES on page 39.)

When co-owners are established, they exercise all rights under the Contract jointly unless they elect otherwise. IRA Contracts may not have co-owners.

ISSUING THE CONTRACT

A nonqualified Contract may generally be issued to contract owners who are less than 85 years of age. Annuitants on nonqualified Contracts must also be less than age 85 at issue. For IRA Contracts owned by natural persons, the contract owner and annuitant must be the same person. Therefore, contract owners and annuitants on IRA Contracts must be less than age 70 1/2 at issue.

Before issuing the Contract, ML of New York requires certain information from the prospective contract owner. Prospective contract owners may be required to complete and return a written Contract application in certain circumstances, such as when the Contract is being issued to replace, or in exchange for, another annuity contract. Once that information or application is reviewed and approved, and the prospective contract owner submits an initial premium, a Contract will be issued. Generally, this review and approval process is completed and the premium invested within two business days, but if any necessary information has not been obtained within five business days, ML of New York will offer to return the premium and no Contract will be processed. If the prospective contract owner instead consents, ML of New York will hold the premium until all necessary information is obtained, and will then invest the premium within two business days after obtaining the information. The initial premium will be invested as described under PREMIUM INVESTMENTS, on page 30.

The date of issue will be the date the required information and initial premium are received at ML of New York's Home Office.

TEN DAY RIGHT TO REVIEW

When the contract owner receives the Contract, it should be reviewed carefully to make sure it is what the contract owner intended to purchase. Generally, within 10 days after the contract owner receives the Contract, he or she may return it for a refund. Some states allow a longer period of time to return the Contract. The Contract must be delivered to ML of New York's Home Office or to the Financial Consultant who sold it for a refund to be made. ML of New York will then refund to the contract owner the greater of all premiums paid into the Contract or the contract value as of the date the Contract is returned. The Contract will then be deemed void.

CONTRACT CHANGES

Requests to change the owner, beneficiary, annuitant, or annuity date of a Contract will take effect as of the date such a request is signed by the contract owner, unless ML of New York has already acted in reliance on the prior status. Such changes may have tax consequences. See FEDERAL INCOME TAXES on page
39. See also OWNERSHIP OF THE CONTRACT on page 29.

PREMIUMS

Initial premium payments must be $5,000 or more on a nonqualified Contract and $2,000 or more on an IRA Contract. Subsequent premium payments must be $100 or more and can be made at any time prior to the annuity date. (The $100 minimum may be waived in connection with premiums paid under IRA Contracts that are held in Retirement Plan Operations (RPO) accounts of Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), in order to transfer any existing cash balance of such account, in full, into a Contract.) ML of New York reserves the right to refuse to accept subsequent premium payments, if required by law.

Premium payments can be made directly by the contract owner or debited from his or her MLPF&S brokerage account and must be transmitted to ML of New York's Home Office at the address printed on the cover of this Prospectus. Under an automatic investment feature, premium payments can also be made systematically on a monthly, quarterly, semi-annual or annual basis from a MLPF&S brokerage account. A Financial Consultant should be contacted for additional information. The automatic investment feature may be canceled by the contract owner at any time. Once canceled, it cannot be activated again until the next contract year. Maximum annual contributions to IRA Contracts are limited by federal law.

PREMIUM INVESTMENTS

For the first 14 days following the date of issue, all premiums directed into Account A will be held in the Domestic Money Market Subaccount. Thereafter, the account value will be reallocated to the Account A subaccounts selected. Subsequent premiums allocated to Account A will be directly placed in the subaccounts selected as of the end of the valuation period in which they are received at ML of New York's Home Office. Premiums directed into Account B will be directly placed in the Reserve Assets Subaccount on the issue date. Subsequent premiums allocated to Account B will be directly placed in its Reserve Assets Subaccount as of the end of the valuation period in which they are received at ML of New York's Home Office. Currently, a contract owner may allocate his or her premium among eighteen subaccounts (seventeen available through Account A and one available through Account B); allocations must be made in increments that are even multiples of 10%. For example, 10% of a premium received may be allocated to the Prime Bond Fund, 40% allocated to the High Current Income Fund, and 50% allocated to the Quality Equity Fund. However, a contract owner may not allocate 33 1/3% to the Prime Bond Fund and 66 2/3% to the High Current Income Fund. If allocation instructions are not given with subsequent premiums received, ML of New York will allocate those premiums according to the allocation instructions last received from the contract owner. ML of New York reserves the right to modify the limit on the number of subaccounts to which future allocations may be made.

ACCUMULATION UNITS

Each subaccount has a distinct value, called the accumulation unit value. The accumulation unit value varies daily, as described below. This value is used to determine the number of subaccount accumulation units represented by a contract owner's investment in a subaccount. When a contract owner invests a premium or transfers an amount to a subaccount, accumulation units in that subaccount are purchased and credited to the Contract. Conversely, when a contract owner withdraws contract value or transfers an amount from a subaccount, accumulation units credited to the Contract in that subaccount are redeemed. Similarly, when a deduction is made under a Contract for the contract maintenance charge, any contingent deferred sales charges, any transfer charge and any premium taxes due, accumulation units credited to the Contract in the subaccounts are redeemed. (See CHARGES AND DEDUCTIONS on page 26 for a discussion concerning the allocation of charges to subaccounts.) The number of accumulation units in a subaccount so purchased or redeemed for a Contract is based on the subaccount's accumulation unit value as of the end of the valuation period during which the purchase or redemption is made. It is determined by dividing the dollar value of the amount of the purchase or redemption allocated to the subaccount by the value of one accumulation unit for that subaccount for the valuation period in which the transfer is effected. The number of accumulation units in each subaccount credited to a Contract will therefore increase or decrease as these transactions are effected.

The number of subaccount accumulation units credited to a Contract will not change as a result of investment experience or the deduction of mortality and expense risk and administration charges. Instead, these charges and investment experience will be reflected in the accumulation unit value.

For each subaccount, the value of an accumulation unit was arbitrarily set at $10 when it was established. Accumulation unit values may increase or decrease from one valuation period to the next. A valuation period is the interval from one determination of the net asset value of a subaccount to the next, measured from the time each day the Funds are valued. The Funds are valued at the close of business on each day the New York Stock Exchange is open. An accumulation unit value for any valuation period is determined by multiplying the accumulation unit value for the last prior valuation period by the net investment factor for the subaccount for the current valuation period. The Funds' investment performance, expenses, and the deduction of asset-based charges affect the accumulation unit value.

The net investment factor is an index used to measure the investment performance of a subaccount from one valuation period to the next. For any subaccount, the net investment factor is determined by dividing the value of the assets of the subaccount for that valuation period by the value of the assets of the subaccount for the preceding valuation period, and subtracting from the result the valuation period equivalent of the annual administration and mortality and expense risk charges. ML of New York may adjust the net investment factor to make provisions for any change in the law that requires it to pay tax on capital gains in the Accounts or for any assessments or federal premium taxes or federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums. (See OTHER CHARGES on page 29).

The net investment factor may be greater or less than one. Therefore, the value of an accumulation unit may increase or decrease.

DEATH BENEFIT

Prior to the annuity date, the Contract provides a death benefit feature that guarantees a death benefit if the contract owner dies, regardless of investment experience. For contract owners age 80 or under on the Contract date of issue, the death benefit will be equal to the greatest of (a) premiums paid less any withdrawals, (b) the contract value, or (c) the maximum death benefit value. (For contract owners over age 80 on the Contract date of issue, the death benefit will be the greater of (a) premiums paid less any withdrawals or (b) the contract value.)

ML of New York will calculate an anniversary value for the date of issue and each contract anniversary through the earlier of (i) the contract owner's attained age 80 or (ii) the anniversary on or prior to the date of death. (For Contracts endorsed after their date of issue, the anniversary value is initially calculated beginning with the first contract anniversary following the date of endorsement.) The maximum death benefit value will be equal to the greatest anniversary value of Account A, plus the value of Account B. Each anniversary value of Account A is calculated as follows:

    - the value of Account A on the date of issue and each contract anniversary thereafter; plus

    - premium payments allocated to Account A since the date of issue or that anniversary; less

    - withdrawals and transfers from Account A since the date of issue or that anniversary.

After age 80, the greatest anniversary value of Account A will be equal to the greatest anniversary value of Account A as of attained age 80, plus premium payments allocated to Account A since such anniversary, less withdrawals and transfers from Account A since such anniversary.

    EXAMPLE: Assume a Contract is issued to a contract owner below age 80, and that no allocations are made to Account B. Maximum death benefit values of the Contract, based on hypothetical values of Account A* and the contract transactions shown, are set forth below:

                                                                                         MAXIMUM
                    TRANSACTIONS                       ANNIVERSARY VALUES                 DEATH                    PREMIUMS
           ------------------------------  ------------------------------------------    BENEFIT     CONTRACT        LESS
DATE        PREMIUMS       WITHDRAWALS      1/1/98     1/1/99     1/1/00     1/1/01       VALUE        VALUE      WITHDRAWALS
---------  -----------  -----------------  ---------  ---------  ---------  ---------  -----------  -----------  -------------
1/1/96...     100,000                        100,000                                      100,000      100,000       100,000
1/1/99...                                    100,000    105,000                           105,000      105,000       100,000
6/1/99...      10,000                        110,000    115,000                           115,000      114,000       110,000
7/1/99...                       5,000        105,000    110,000                           110,000      112,000       105,000
1/1/00...                                    105,000    110,000    109,000                110,000      109,000       105,000
1/1/01...                                    105,000    110,000    109,000    112,000     112,000      112,000       105,000


              DEATH
DATE         BENEFIT
---------  -----------
1/1/96...     100,000
1/1/99...     105,000
6/1/99...     115,000
7/1/99...     112,000
1/1/00...     110,000
1/1/01...     112,000

------------------------
* Account A anniversary values reflect hypothetical positive and negative investment performance to demonstrate the calculation of the maximum death benefit value. There can, of course, be no assurance that Account A will experience positive investment performance.

For Contracts issued on a joint ownership basis, the greatest anniversary value is calculated based on the period of time through the earlier of (i) the older co-owner attaining age 80 or (ii) the anniversary on or prior to either co-owner's date of death. Subsequent changes in the contract owner will not increase the period of time during which anniversary values are used to determine the maximum death benefit value, but could shorten such period if a subsequent owner is older than the prior owner. Specifically, if a new contract owner has not attained age 80 and is older than the contract owner whose age is being used to determine the maximum death benefit value at the time of the ownership change, the period of time used in the calculation of the maximum death benefit value will be based on the age of the new contract owner at the time of the ownership change. If at the time of an ownership change the new contract owner is over attained age 80, the maximum death benefit value will be calculated based on the greatest anniversary value of Account A as of the contract anniversary prior to the ownership change. If a contract owner is a non-natural person, then the annuitant's age, rather than the contract owner's age will be used to determine the period of time used in the calculation of the maximum death benefit value.

If the contract owner dies prior to the annuity date, ML of New York will pay the Contract's death benefit to the owner's beneficiary. Unless the beneficiary has been irrevocably designated, the contract owner may change the beneficiary at any time prior to the annuity date. If the owner's beneficiary is his or her surviving spouse, the spouse may elect to continue the Contract in force on the same terms as applicable before the owner's death, and the spouse will then become the contract owner and the beneficiary until a new beneficiary is named.

The death benefit will be paid in a lump sum unless the beneficiary chooses an annuity payment option available under the Contract. (See ANNUITY OPTIONS on page 37.) However, if the contract owner dies before the annuity date, federal tax law generally requires the entire contract value to be distributed within five years of the date of death. Special rules may apply to the surviving spouse. (See FEDERAL INCOME TAXES on page 39.)

The death benefit is determined as of the date ML of New York receives due proof of death at its Service Center. Due proof of death is received as of the date ML of New York receives a certified copy of the contract owner's death certificate, the Beneficiary Statement, and any other paperwork necessary to process the death claim. If other documents have not been received by the 60th day following receipt of the certified death certificate, due proof of death will be deemed to have been received and the death benefit will be paid in a lump sum.

DEATH OF ANNUITANT

If the annuitant dies prior to the annuity date, and the annuitant is not the contract owner, the owner may designate a new annuitant. If a new annuitant is not designated, the contract owner will become the annuitant unless the owner is not a natural person. If the contract owner is not a natural person, no new annuitant may be named and the death benefit will be paid.

If the annuitant dies after the annuity date, while guaranteed amounts remain unpaid, the contract owner may either (a) have payments continue for the amount or period guaranteed; or (b) receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, his or her beneficiary may either (a) have payments continue for the amount or period guaranteed; or (b) receive the present value of the remaining guaranteed payments in a lump sum.

TRANSFERS

Once each contract year, contract owners may transfer from Account A to Account B an amount equal to any gain in account value and/or any premium not subject to a contingent deferred sales charge, determined as of the date the request is received. Where permitted by state regulation, once each contract year, contract owners may transfer from Account A to Account B all or a portion of the greater of that amount or 10% of premiums subject to a contingent deferred sales charge determined as of the date the request is received (minus any of that premium already withdrawn or transferred). Additionally, where permitted by state regulation, periodic transfers of all or a portion of the greater amount, determined at the time of each periodic transfer, are permitted, on a monthly, quarterly, semi-annual or annual basis. Periodic transfers may be canceled by the contract owner at any time. Once canceled, they can not be activated again until the next contract year.

Generally, the amount transferred will be deducted on a pro rata basis from among the affected Account A subaccounts, on the basis of the contract owner's interest in each subaccount to the Account A account value, unless the contract owner requests otherwise. However, if the amount will be transferred on a monthly, quarterly, semi-annual or annual basis, it must be deducted on a pro rata basis.

This is the only amount which may be transferred from Account A to Account B during that contract year. There is no charge imposed on the transfer of this amount. No transfers are permitted from Account B to Account A.

Prior to the annuity date, contract owners may transfer all or part of their Account A value among the subaccounts of Account A up to six times per contract year without charge. Additional transfers among Account A subaccounts may be made at a charge of $25 per transfer. Certain transfers from the Select Ten subaccount will not count toward the six transfers permitted among Account A subaccounts per contract year without charge. (See DEFINED ASSET FUNDS--SELECT TEN TRUST on page 21.) The transfer charge will be deducted on a pro rata basis from among the subaccounts from which account value is being transferred. ML of New York reserves the right to change the number of additional transfers permitted each contract year, as appropriate.

Transfers among subaccounts may be made in specific dollar amounts or as a percentage of Account A value. Requests to transfer dollar amounts must be for at least $100 or the total value of a subaccount, if less. Requests to transfer a percentage of Account A value are also subject to a $100 minimum, with allocations in increments that are even multiples of 10%. For example, 10% of the $1,000 Account A value in the Prime Bond Fund may be transferred to the High Current Income Fund, but 9% may not.

Contract owners may make transfer requests in writing or by telephone, once ML of New York receives proper telephone transfer authorization. Transfer requests may also be made through a Merrill Lynch Financial Consultant, or another person designated by the owner, once ML of New York receives proper authorization. Transfers will take effect as of the end of the valuation period on the date the request is received at ML of New York's Home Office. Telephone transfer requests received after 4:00 p.m. (ET) will be deemed to have been received the following business day.

DOLLAR COST AVERAGING

The Contract offers an additional optional transfer feature called Dollar Cost Averaging. This feature allows contract owners to reallocate value from the Account A Domestic Money Market Subaccount to any of the remaining Account A investment options. The main objective of the Dollar Cost Averaging feature is to shield investment from short term price fluctuations. Since the same dollar amount is transferred to selected subaccounts each month, more accumulation units are purchased in a subaccount when their value is low and fewer accumulation units are purchased when their value is high. Therefore, a lower than average cost of purchasing accumulation units may be achieved over the long term. This plan of investing allows contract owners to take advantage of investment fluctuations, but does not assure a profit or protect against a loss in declining markets.

Amounts will be transferred monthly to the subaccounts specified by the contract owner. Amounts of $100 or more must be allotted for transfer each month in the Dollar Cost Averaging feature. Allocations must be designated in percentage increments that are even multiples of 10%. No specific dollar amount designations may be made. ML of New York reserves the right to change these minimums.

Contract owners may apply for the Dollar Cost Averaging feature at any time prior to the annuity date. Dollar Cost Averaging transfers must continue for a minimum of three months, subject to availability of Domestic Money Market Subaccount value for this purpose. There is no maximum participation length for Dollar Cost Averaging, although it cannot extend past the annuity date. When the Dollar Cost Averaging feature is elected, the minimum required subaccount value must have been deposited into the Domestic Money Market Subaccount. The minimum required subaccount value of the Domestic Money Market Fund is determined by multiplying the specified length of the contract owner's Dollar Cost Averaging program in months by the contract owner's specified monthly transfer amount. Should the contract owner's interest in the Domestic Money Market Subaccount drop below the selected monthly transfer amount, ML of New York will notify the contract owner that an additional premium payment will be necessary in that subaccount if he or she wants to continue in the Dollar Cost Averaging feature.

The first Dollar Cost Averaging transfer will be effected on the first monthiversary date after ML of New York receives the contract owner's election at its Home Office. Subsequent Dollar Cost Averaging transfers will take effect as of the end of the valuation period on each of the Contract's monthiversary dates. If, after subtracting the specified monthly transfer amount from the Domestic Money Market Fund, the remaining value is less than the contract owner's specified monthly transfer amount, the entire value of the subaccount will be transferred and applied on a pro-rata basis.

There is no charge imposed on Dollar Cost Averaging transfers. These transfers are in addition to the annual transfers permitted under the Contract, as described above.

Dollar Cost Averaging is an investment strategy and does not guarantee an investment gain, nor will it protect against an investment loss when markets have declined.

MERRILL LYNCH RETIREMENT PLUS ADVISOR-SM-

Subject to certain eligibility requirements, a contract owner may elect to participate in the Merrill Lynch Retirement Plus Advisor-SM- ("RPA") program. Through RPA, premiums and Account A values are allocated and transferred periodically among the subaccounts of Account A, in accordance with an investment program developed by Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") that is consistent with the contract owner's investment profile. MLPF&S is registered as an investment adviser under the Investment Advisers Act of 1940.

Prior to participating in this program, a contract owner must complete an RPA profiling questionnaire and client agreement for each contract under which Account A values will be allocated pursuant to the RPA program.

If premiums and Account A values under a contract are being invested pursuant to the RPA program, then Dollar Cost Averaging is not available for the contract. In addition, the contract owner's participation in the program may be terminated in the discretion of MLPF&S if a contract owner requests a transfer while the RPA program is in effect; such contract owner-initiated transfers may be inconsistent with investment strategies being implemented through the program.

RPA program transfers of Account A values are not subject to any transfer charge. Fees associated with participation in the RPA program, which are imposed by MLPF&S, are paid by the participating contract owner directly through the contract owner's Merrill Lynch brokerage account, and are not deducted from the contract value or imposed on the Accounts.

A contract owner wishing to participate in the RPA program should consult with his or her Financial Consultant for additional information regarding the availability of the program and specific eligibility requirements.

Participation in the program does not guarantee that a contract owner will attain his or her investment goals. In addition, the program does not guarantee investment gains, or protect against investment losses.

WITHDRAWALS AND SURRENDERS

Withdrawals may be made from the Contract up to six times per contract year prior to the annuity date. The first withdrawal from Account A in any contract year will be effected as if gain in account value and premium not subject to a contingent deferred sales charge is withdrawn first, followed by premium on a "first-in, first-out" basis. A contingent deferred sales charge will not be applied to the first withdrawal in any contract year out of Account A to the extent that the withdrawal consists of gain and/or any premium not subject to such a charge. Where permitted by state regulation, a contingent deferred sales charge will not be applied to that portion of the first withdrawal from Account A in any contract year that does not exceed the greater of (a) or (b) where (a) is 10% of total premiums paid into Account A that are subject to a contingent deferred sales charge determined as of the date the request is received, less any prior amount withdrawn or transferred from Account A to Account B in the contract year, and (b) is the gain in Account A plus premiums allocated to Account A as of the date the request is received that are not subject to a contingent deferred sales charge. Additionally, where permitted by state regulation, the amount withdrawn may be paid on a monthly, quarterly, semi-annual or annual basis, if the contract owner so elects. Withdrawals are subject to tax and prior to age 59 1/2 may also be subject to a 10% federal penalty tax. (See PENALTY TAXES on page 41.)

All subsequent withdrawals from Account A in the same contract year will be effected as if premium is withdrawn on a "first-in, first-out" basis before any gain in account value is withdrawn. Therefore, premium accumulated the longest will be withdrawn first. These withdrawals are subject to a contingent deferred sales charge. (See CONTINGENT DEFERRED SALES CHARGE on page 27.)

There are no contingent deferred sales charges imposed on any withdrawals from Account B. In addition, ML of New York reserves the right not to impose a contingent deferred sales charge on withdrawals from Account A on a Contract purchased by an employee of ML of New York or purchased by the employee's spouse or dependents, where permitted by state regulation.

In addition, the contract owner may request monthly, quarterly, semiannual, or annual automatic withdrawals from Account B. This optional automatic withdrawal program can be activated or canceled by the contract owner once each contract year. Once canceled, the program can not be activated again until the next contract year. Withdrawal amounts may be increased or decreased at any time, once ML of New York receives a proper request at its Home Office. There are no contingent deferred sales charges imposed on automatic withdrawals from Account
B. These withdrawals are in addition to the annual withdrawals permitted under the Contract, as described above. Automatic withdrawals may be included in the contract owner's gross income in the year in which the withdrawal occurs. (See DISTRIBUTIONS on page 40.) Withdrawals may be taxable and subject to a 10% tax penalty. (See PENALTY TAXES on page 41.)

If the contract owner has elected both the automatic withdrawal program and a withdrawal from Account A on a monthly, quarterly, semi-annual or annual basis, both forms of withdrawal must be paid out on the same date(s).

The minimum amount that may be withdrawn is $100. At least $2,000 must remain in the Contract after a withdrawal is made. ML of New York reserves the right to change these minimums. Withdrawals will be effected as of the end of the valuation period on the date the request is received at ML of New York's Home Office. Unless otherwise directed by the contract owner, withdrawals will be taken from subaccounts in the same proportion as the owner's contract value bears to the subaccounts of the Accounts from which the withdrawal is made. A withdrawal may be effected by telephone, once a proper authorization form is submitted to ML of New York's Home Office, if the amount withdrawn is to be paid into a Merrill Lynch, Pierce, Fenner & Smith Incorporated brokerage account. Otherwise, a withdrawal request must be submitted by the contract owner in writing to ML of New York's Home Office. Telephone withdrawal requests received after 4:00 p.m. (ET) will be deemed to have been received the following business day.

The Contract may be surrendered at any time prior to the annuity date. To surrender the Contract through a full withdrawal, the Contract must be delivered to ML of New York's Home Office. The surrender will be effected as of the end of the valuation period on the date the Contract is received at ML of New York's Home Office. The amount payable on surrender is the contract value as of the end of the valuation period when the surrender is effected, less any applicable contingent deferred sales charge, less the contract maintenance charge if the contract value is less than $50,000 and that valuation period is not a contract anniversary, less any applicable charge for premium taxes. (See CHARGES AND DEDUCTIONS on page 26.)

Withdrawals will decrease the contract value. Withdrawals from either Account A or Account B are subject to tax and prior to age 59 1/2 may also be subject to a 10% federal penalty tax. (See FEDERAL INCOME TAXES on page 39.)

PAYMENTS TO CONTRACT OWNERS

ML of New York will generally pay the amount of any withdrawal or surrender, any annuity payment or death benefit, minus any applicable charges, premium taxes or tax withholding, within seven days of receipt of a proper request at its Home Office. However, ML of New York may delay the payment of any withdrawal, surrender, or death benefit, or the processing of any annuity payment or transfer request if (a) the New York Stock Exchange is closed, other than for a customary weekend or holiday; (b) trading on the New York Stock Exchange is restricted by the Securities and Exchange Commission; (c) the Securities and Exchange Commission declares that an emergency exists such that it is not reasonably practical to dispose of securities held in the Accounts or to determine the value of their assets; (d) the Securities and Exchange Commission by order so permits for the protection of security holders; or (e) payment is derived from a check used to make a premium payment which has not cleared through the banking system.

ANNUITY DATE

The contract owner selects an annuity date when the Contract is applied for. The annuity date may be changed by telephone or by written notice submitted to the Service Center, up to 30 days prior to that date. Generally, the annuity date for nonqualified Contracts may not be later than the annuitant's 85th birthday. For IRA Contracts, the annuity date may not be later than when the owner/annuitant reaches the age of 70 1/2 unless the contract owner selects a later annuity date. If no annuity date is chosen, the annuity date will automatically be the date on which the annuitant reaches age 85 or 70 1/2, as outlined above.

The first annuity payment will be made on the annuity date, and payments will continue thereafter according to the schedule of the annuity option selected.

Contract owners may select from a variety of fixed annuity payment options, as outlined below in ANNUITY OPTIONS.

ANNUITY OPTIONS

The Contract provides a choice of fixed annuity payment options. If an annuity option is not chosen by the contract owner, ML of New York will automatically effect the Life Annuity with Payments Guaranteed for 10 Years annuity option when the contract owner reaches age 85 (age 70 1/2 for an IRA Contract). The annuity option may be changed up to 30 days prior to the annuity date. ML of New York reserves the right to limit annuity options available to IRA contract owners to comply with provisions of the Internal Revenue Code or regulations thereunder. On the annuity date, the entire contract value, after a deduction for the cost of any applicable premium taxes, will be transferred to ML of New York's general account, from which the annuity payments will be made. The amount of each payment is predetermined.

The dollar amount of annuity payments is determined by the contract value on the annuity date, applied to ML of New York's then current annuity purchase rates. These rates will be furnished on request. The rates will never be less favorable than those shown in the Contract.

If the age and/or sex of the annuitant was misstated to ML of New York, resulting in an incorrect calculation of annuity payments on a Contract, future annuity payments on that Contract will be adjusted to reflect the correct age and/or sex. Any amount ML of New York overpaid as the result of a misstatement will be deducted from future payments with 6% annual interest charges. Any amount ML of New York underpaid as the result of a misstatement will be paid in full with the next payment made with 6% annual interest credited.

If the contract value on the annuity date, after the deduction for the cost of any applicable premium taxes, is less than $2,000 (or a different minimum amount, if required by state law), ML of New York may pay the annuity benefits in a lump sum, rather than as periodic payments. If any annuity payment would be less than $20 (or a different minimum amount, if required by state law), the frequency of payments may be changed so that all payments will be at least $20 (or the minimum amount required by state law). Otherwise, the contract owner has the following annuity payment options. ML of New York reserves the right to permit additional annuity payment options.

- PAYMENTS OF A FIXED AMOUNT--Equal payments in an amount chosen by the contract owner will be guaranteed until the sum of all annuity payments equals the contract value transferred to ML of New York's general account on the annuity date, adjusted for interest credited as shown in the Contract. The amount chosen must provide for payments for at least five years. Payments are guaranteed irrespective of the annuitant's life. If the annuitant dies before the end of the guarantee period, the contract owner may elect to receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, his or her beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

- PAYMENTS FOR A FIXED PERIOD--Payments will be made for five years or a longer period if selected by the contract owner. Payments are guaranteed irrespective of the annuitant's life. If the annuitant dies before the end of the guarantee period, the contract owner may elect to receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, his or her beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

- *LIFE ANNUITY--Payments will be made for the life of the annuitant. Payments will cease with the last payment due before the annuitant's death.

- LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 OR 20 YEARS--Payments will be made for the life of the annuitant. In addition, even if the annuitant dies before the guarantee period ends, payments will be guaranteed for either 10 or 20 years as selected by the contract owner. If the annuitant dies before the end of the guarantee period, the contract owner may elect to receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, his or her beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

- LIFE ANNUITY WITH GUARANTEED RETURN OF CONTRACT VALUE--Payments will be made for the life of the annuitant. In addition, even if the annuitant dies beforehand, payments will be guaranteed until the sum of all annuity payments equals the contract value transferred to ML of New York's general account on the annuity date, adjusted for interest credited as shown in the Contract.

- *JOINT AND SURVIVOR LIFE ANNUITY--Payments will be made for the lives of the annuitant and a designated second person. Payments will continue as long as either one is living.

- INDIVIDUAL RETIREMENT ACCOUNT ANNUITY--This annuity option is available only to IRA contract owners. Payments will be made annually based on either (a) the life expectancy of the owner/ annuitant; (b) the joint life expectancy of the owner/annuitant and his or her spouse; or (c) the life expectancy of the surviving spouse if the owner/annuitant dies before the annuity date. Each annual payment will be equal to the remaining contract value transferred to ML of New York's general account, divided by the then current life expectancy chosen, as defined by Internal Revenue Service regulations. Payments will be made on each anniversary of the annuity date. If the measuring life or lives dies before the remaining value has been distributed, that value will be paid to the contract owner in a lump sum.

*These options are life annuities. Therefore, it is possible for the payee to receive only one annuity payment if the person (or persons) on whose life (lives) payment is based dies after only one payment or to receive only two annuity payments if that person (those persons) dies after only two payments, etc.

UNISEX

Generally, the Contract provides for sex-distinct annuity purchase rates for life annuities. However, in those states that have adopted regulations prohibiting sex-distinct rates, blended unisex annuity purchase rates for life annuities will be applied, whether the annuitant is male or female. Unisex annuity purchase rates will provide the same annuity payments for male or female annuitants that are the same age on their annuity dates.

Employers and employee organizations considering purchasing the Contract should consult with their legal advisor to determine whether purchasing the Contract based on sex-distinct annuity purchase rates is consistent with Title VII of the Civil Rights Act of 1964 or other applicable law. ML of New York may offer such contract owners Contracts based on unisex annuity purchase rates.

                              FEDERAL INCOME TAXES

INTRODUCTION

The Contracts are designed for use in connection with retirement plans that are not qualified plans under the provisions of the Internal Revenue Code and also Individual Retirement Annuities (IRAs). The ultimate effect of federal income taxes on contract value, on annuity payments, and on the economic benefit to the contract owner, depends on the type of retirement plan for which the Contract is purchased, on whether the investments of the Accounts meet Internal Revenue Service diversification standards (discussed below) and on the tax status of the individual concerned. The following discussion is general in nature and is not intended as tax advice. This discussion is not intended to address the tax consequences resulting from all situations in which a person may by entitled to or may receive a distribution under the Contract. Contract owners should consult a competent tax advisor before initiating any transaction. This discussion is based on the Company's understanding of current federal income tax laws as currently interpreted by the Internal Revenue Service and generally does not discuss or consider any applicable state or other tax laws. No representation is made as to the likelihood of continuation of current federal income tax laws or of the current interpretations by the Internal Revenue Service. ML OF NEW YORK DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS.

ML OF NEW YORK'S TAX STATUS

ML of New York is taxed as a life insurance company under the Internal Revenue Code. The Accounts are not a separate entity and for tax purposes their operations are part of the Company's. Therefore, the Company will be liable for any taxes attributable to the Accounts. Under existing federal income tax law the investment income of the Accounts is includable in the Company's gross income. ML of New York currently incurs no income taxes on this income. ML of New York reserves the right, however, to deduct from the Accounts any such taxes which are imposed on the investment earnings or taxes measured by or attributable to the receipt of premium.

TAXATION OF ANNUITIES

IN GENERAL

Section 72 of the Internal Revenue Code governs taxation of annuities in general. With respect to contracts held by natural persons, ML of New York believes that the contract owner is not taxed on increases in the value of the Contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected. The taxable portion of a distribution (in the form of a single sum payment or an annuity) is taxable as ordinary income. Additionally, certain transfers of a Contract for less than full consideration, such as a gift, will trigger tax on the excess of the net contract value over the contract owner's investment in the Contract.

REQUIRED DISTRIBUTIONS

In order to be treated as an annuity contract for federal income tax purposes, section 72(s) of the Code requires any nonqualified Contract to provide that (a) if any contract owner dies on or after the annuity commencement date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that contract owner's death; and (b) if any contract owner dies prior to the annuity commencement date, the entire interest in the Contract will be distributed within five years after the date of the contract owner's death. These requirements will be considered satisfied as to any portion of the contract owner's interest which is payable to or for the benefit of a "designated beneficiary" and which is distributed over the life of such "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of that owner's death. The contract owner's "designated beneficiary" (referred to herein as the "Owner's Beneficiary") is the person designated by such contract owner as a beneficiary and to whom ownership of the Contract passes by reason of death and must be a natural person. However, if the contract owner's "designated beneficiary" is the surviving spouse of the contract owner, the Contract may be continued with the surviving spouse as the new owner. Solely for purposes of applying the provisions of Section 72(s) of the Code, when nonqualified Contracts are held by other than a natural person, the death of, or change of, the annuitant is treated as the death of the contract owner.

The nonqualified Contracts contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. The Company intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise. Other rules may apply to IRAs.

NON-NATURAL OWNERS

Nonqualified contracts held by other than a natural person generally are not treated as annuities, and the contract owner generally must include in income any increase in the excess of the contract value over the contract owner's investment in the Contract. This is not applicable to trusts or other entities acting as an agent for a natural person, and there are certain other exceptions to this rule. Prospective contract owners who are not natural persons should consult a competent tax advisor.

DISTRIBUTIONS

The taxable portion of annuity payments is generally determined by a formula that establishes the ratio that the cost basis of the contract bears to the expected return under the contract. After such time as the sum of the nontaxable portion of annuity payments received equals the sum of premium payments (adjusted for any withdrawals or outstanding loans), all subsequent annuity payments are fully taxable as ordinary income. With respect to nonqualified Contracts, partial withdrawals of contract value are treated as taxable income to the extent that the contract value just before the withdrawal exceeds the investment in the Contract. The assignment or pledge (or agreement to assign or pledge) of any portion of the value of the Contract shall be treated as a withdrawal subject to this rule. Full withdrawals are treated as taxable income under section 72(e) of the Internal Revenue Code to the extent that the net amount received exceeds the investment in the Contract. (For the tax treatment of any premium paid prior to August 14, 1982, under another annuity contract, which contract has been exchanged for this Contract, consult your tax advisor.) Amounts may be distributed from a Contract because of the death of the owner.

Generally, such amounts are includable in the income of the recipient as follows: (1) if distributed in a lump sum, the amount is taxed in the same manner as a full withdrawal; or (2) if distributed under a payment option, the amounts are taxed in the same manner as annuity payments. For both withdrawals and annuity payments under IRAs, there may be no cost basis in the contract within the meaning of Section 72 of the Internal Revenue Code, and the total amount received may be taxable as ordinary income.

MULTIPLE ANNUITY CONTRACTS

All nonqualified annuity contracts entered into after October 21, 1988 that are issued by ML of New York (or its affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includable in gross income under Section 72(e) of the Internal Revenue Code. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity contracts or otherwise. Congress has also indicated that the Treasury Department may have authority to treat the combination purchase of an immediate annuity contract and a separate deferred annuity contract as a single annuity contract under its general authority to prescribe rules as may be necessary to enforce the income tax laws.

PENALTY TAXES

A penalty tax may be imposed equal to 10% of the taxable income portion of a withdrawal. The penalty tax applies to both nonqualified Contracts and IRAs, with different exceptions for each. The exceptions applicable to both nonqualified Contracts and IRAs include (a) distributions made at or after the contract owner attains age 59 1/2, (b) distributions made on or after the contract owner's death, (c) distributions attributable to the contract owner's disability, and (d) substantially equal periodic payments for the contract owner's life or life expectancy (or joint life or joint life expectancy of the contract owner and a second designated person). In certain circumstances, other exceptions may apply. Other tax penalties may apply to certain distributions, loans and other transactions under IRAs.

INTERNAL REVENUE SERVICE DIVERSIFICATION STANDARDS

The Internal Revenue Service has published regulations prescribing diversification standards to be met by nonqualified variable annuity contracts as a condition to being taxed as annuities under Section 72 of the Internal Revenue Code. The standards provide that investments of a subaccount of the Accounts are adequately diversified if no more than (a) 55% of the value of its assets is represented by any one investment, (b) 70% is represented by any two investments, (c) 80% is represented by any three investments, and (d) 90% is represented by any four investments. Each Fund is obligated to comply with the diversification standards imposed by the Internal Revenue Service.

The Treasury Department has announced that the diversification regulations do not provide guidance concerning the extent to which contract owners may direct their investments to particular subaccounts of a separate account. Such guidance will be included in regulations or Revenue Rulings under Section 817(d) of the Internal Revenue Code relating to the definition of a variable contract. It is unknown what standards will be adopted in such regulations. ML of New York, however, believes that according to current law the Contract will be treated as an annuity for federal income tax purposes and that the Company, not the contract owner, will be treated as the owner of the contract investments.

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the Internal Revenue Service in rulings in which it determined that the owners were not owners of separate account assets. For example, the owner of the Contract has additional flexibility in allocating premium payments and account values. Moreover, the investment strategy for the Select Ten Trust is innovative and has not been addressed by the IRS. These differences could result in the owner being treated as the owner of the assets of the Accounts. ML of New York reserves the right to modify the Contract as necessary to prevent the contract owner from being considered the owner of the assets of the Accounts for federal tax purposes. Any such changes will apply uniformly to affected contract owners and will be made with such notice to affected contract owners as is feasible under the circumstances.

IRA CONTRACTS

Section 408 of the Internal Revenue Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity ("IRA"). IRAs are subject to limits on the amount that may be contributed, the contributions that may be deducted from taxable income, the persons who may be eligible, and on the time when distributions may commence and the duration of those distributions. Also, distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. The ultimate effect of federal income taxes on the amounts contributed to and held under a Contract, on annuity payments, and on the economic benefit to the contract owner, the annuitant, or the beneficiary depends on the tax status of the individual concerned and on ML of New York's tax status. In addition, certain requirements must be satisfied in purchasing an IRA with proceeds from a tax qualified retirement plan and receiving distributions from an IRA in order to continue receiving favorable tax treatment. Sales of the Contract for use with IRAs may be subject to special disclosure requirements of the Internal Revenue Service. Purchasers of the Contract for use with IRAs will be provided with supplemental information required by the Internal Revenue Service or other appropriate agency. Such purchasers will have the right to revoke the Contract within seven days of the earlier of the establishment of the IRA or the purchase of the Contract. Purchasers should seek competent tax advice as to the suitability of the Contract for use with or as an IRA. The Contract is not available for use as a SEP IRA or a SIMPLE IRA. The Internal Revenue Service has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements.

ROTH IRAS

The Contract is available for purchase by an individual who has separately established a Roth IRA custodial account with Merrill Lynch, Pierce, Fenner & Smith Incorporated. Effective January 1, 1998, Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply. You should consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made
(1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to the Roth IRA.

TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF A CONTRACT

A transfer of ownership of the Contract, the designation of an annuitant who is not also the owner, or the exchange of the Contract (or this Contract along with one or more other annuity contracts) for one or more new annuity contracts may result in certain tax consequences to the contract owner that are not discussed herein. A contract owner contemplating any such transfer, assignment, or exchange should contact a competent tax advisor with respect to the potential tax effects of such a transaction.

WITHHOLDING

Unless the contract owner elects to the contrary, the taxable portion of any amounts received under the Contract will be subject to withholding to meet federal and state income tax obligations. The rate of withholding on annuity payments will generally be determined on the basis of the withholding certificate filed by the contract owner with ML of New York. If no such certificate is filed, the contract owner will be treated, for purposes of determining the withholding rate, as a married person with three exemptions.

The rate of withholding on all other payments made under the Contract, such as amounts received upon withdrawals, will generally be 10%. Thus, if the contract owner fails to elect that there be no withholding, ML of New York will withhold from every withdrawal or annuity payment the appropriate percentage of the amount of the payment that is taxable. ML of New York will provide the contract owner with forms and instructions concerning the right to elect that no amount be withheld from payments. Generally, there will be no withholding for taxes until payments are actually received under the Contract.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. For instance, the President's 1999 Budget Proposal recommended legislation that, if enacted, would adversely modify the federal taxation of the Contracts. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax advisor should be consulted with respect to legislative developments and their effect on the Contract.

OTHER TAX CONSEQUENCES

ML of New York does not make any guarantee regarding the tax status of the Contract or any transaction regarding the Contract. As noted above, the foregoing discussion of the income tax consequences under the Contract is not exhaustive and special rules are provided with respect to other tax situations not discussed in the Prospectus. Further, the income tax consequences discussed herein reflect the Company's understanding of current law and the law may change. Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under the Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax advisor should be consulted for further information.

                               OTHER INFORMATION

VOTING RIGHTS

ML of New York is the legal owner of all Fund shares and Trust Units held in the Accounts. As the owner, it has the right to vote on any matter put to vote at the Funds' shareholder meetings if such meetings are held. However, ML of New York will vote all Fund shares attributable to Contracts according to instructions received from contract owners. Shares attributable to Contracts for which no voting instructions are received will be voted in the same proportion as shares in the respective subaccounts for which instructions are received. Shares not attributable to Contracts will also be voted in the same proportion as shares in the respective subaccounts for which instructions are received. If any federal securities laws or regulations, or their present interpretation, change to permit ML of New York to vote Fund shares in its own right, it may elect to do so.

Contract owners have voting rights prior to their annuity date. They may give voting instructions concerning (1) the election of a Fund's Board of Directors;
(2) ratification of a Fund's independent accountant; (3) approval of the investment advisory agreement for a Fund corresponding to the contract owner's selected subaccounts; (4) any change in the fundamental investment policy of a Fund corresponding to the contract owner's selected subaccounts; and (5) any other matter requiring a vote of the Funds' shareholders. The number of shares for which a contract owner may give voting instructions prior to the annuity date is determined by dividing the contract owner's interest in a subaccount by the net asset value per share of the corresponding Fund. The number of shares for which contract owners may give voting instructions will be determined as of a record date chosen by ML of New York. The record date will be no earlier than 90 days prior to the shareholder meeting.

After the annuity date, contract owners no longer have voting rights, since their contract value has then been moved out of the Funds.

Contract owners will receive periodic reports relating to the Funds in which they have an interest including proxy material and voting instruction forms.

The Select Ten Trust is a unit investment trust, and as such, has no Board of Directors. There are no voting rights associated with Trust Units.

REPORTS TO CONTRACT OWNERS

At least once each contract year prior to the annuity date, contract owners will be sent a statement that provides information pertinent to their own Contract. The statement will outline all Contract transactions during the year, the Contract's current number of accumulation units, the value of each accumulation unit, and the total contract value.

Contract owners will also be sent an annual and a semiannual report containing financial statements and a list of portfolio securities of the Funds, as required by the Investment Company Act of 1940.

SELLING THE CONTRACT

Merrill Lynch, Pierce, Fenner & Smith Incorporated is the principal underwriter of the Contract. It was organized in 1958 under the laws of the state of Delaware and is registered as a broker-dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc. ("NASD"). Merrill Lynch, Pierce, Fenner & Smith Incorporated's principal business address is World Financial Center, 250 Vesey Street, New York, New York 10281.

Contracts are sold by registered representatives (Financial Consultants) of Merrill Lynch, Pierce, Fenner & Smith Incorporated who are also licensed through Merrill Lynch Life Agency, Inc. as insurance agents for ML of New York. ML of New York has entered into a distribution agreement with Merrill Lynch, Pierce, Fenner & Smith Incorporated and a companion sales agreement with Merrill Lynch Life Agency, Inc. through which agreements the Contracts are sold and the Financial Consultants are compensated by Merrill Lynch Life Agency, Inc. and/or Merrill Lynch, Pierce, Fenner & Smith Incorporated. The maximum commission paid to the Financial Consultant is 2.0% of each premium allocated to Separate Account A. In addition, on the annuity date, the Financial Consultant will receive additional compensation of no more than 1.4% of contract value not subject to a contingent deferred sales charge. Additional annual compensation of no more than 0.50% of contract value may also be paid to the Financial Consultant. Commission may be paid in the form of non-cash compensation, in accordance with NASD rules. ML of New York reserves the right not to pay commission or annuity date compensation on Contracts purchased by employees of ML of New York or Contracts purchased by the employees' spouses or dependents.

The maximum commission ML of New York will pay to Merrill Lynch Life Agency, Inc. to be used to pay commissions to Financial Consultants is 3.5% of each premium allocated to Separate Account A.

Merrill Lynch, Pierce, Fenner & Smith Incorporated may arrange for sales of the Contract by other broker-dealers who are registered under the Securities Exchange Act of 1934 and are members of the NASD. Registered representatives of these other broker-dealers may be compensated on a different basis than Merrill Lynch, Pierce, Fenner & Smith Incorporated registered representatives.

STATE REGULATION

ML of New York is subject to the laws of the State of New York and to the regulations of the New York Insurance Department. It is also subject to the insurance laws and regulations of all jurisdictions in which it is licensed to do business.

An annual statement in the prescribed form is filed with the insurance departments of jurisdictions where ML of New York does business disclosing the Company's operations for the preceding year and its financial condition as of the end of that year. Insurance department regulation includes periodic examination to verify Contract liabilities and reserves and to determine solvency and compliance with all insurance laws and regulations. ML of New York's books and accounts are subject to insurance department review at all times. A full examination of ML of New York's operations is conducted periodically by the New York Insurance Department and under the auspices of the National Association of Insurance Commissioners.

YEAR 2000

Many computer systems were designed using only two digits to designate years. These systems may not be able to distinguish the Year 2000 from the Year 1900 (commonly known as the "Year 2000 Problem"). Like other investment companies and financial and business organizations, the Separate Account could be adversely affected if the computer systems used by ML of New York or the other service providers do not properly address this problem prior to January 1, 2000. Merrill Lynch & Co., Inc. has established a dedicated group to analyze these issues and to implement any systems modifications necessary to prepare for the Year 2000. The resources that are being devoted to this effort are substantial. It is difficult to predict with precision whether the amount of resources ultimately devoted, or the outcome of these efforts, will have any negative impact on ML of New York. Currently, ML of New York does not anticipate that the transition to the 21st century will have any material impact on its ability to continue to service the Contracts at current levels. In addition, ML of New York has sought assurances from the other service providers that they are taking all necessary steps to ensure that their computer systems will accurately reflect the Year 2000, and ML of New York will continue to monitor the situation. At this time, however, no assurance can be given that the other service providers have anticipated every step necessary to avoid any adverse effect on the Separate Account attributable to the Year 2000 Problem.

LEGAL PROCEEDINGS

There are no legal proceedings to which the Accounts are a party or to which the assets of the Accounts are subject. ML of New York and Merrill Lynch, Pierce, Fenner & Smith Incorporated are engaged in various kinds of routine litigation that, in the Company's judgment, is not material to its total assets. No litigation relates to the Accounts.

EXPERTS

The financial statements of ML of New York as of December 31, 1997 and 1996 and for each of the three years in the period ended December 31, 1997 and of the Accounts as of December 31, 1997 and for the periods presented in the Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing therein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. Deloitte & Touche LLP's principal business address is Two World Financial Center, New York, New York 10281-1420.

LEGAL MATTERS

The organization of the Company, its authority to issue the Contract, and the validity of the form of the Contract have been passed upon by Barry G. Skolnick, ML of New York's Senior Vice President and General Counsel. Sutherland, Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to federal securities laws.

REGISTRATION STATEMENTS

Registration statements have been filed with the Securities and Exchange Commission under the Securities Act of 1933 and the Investment Company Act of 1940 that relate to the Contract and its investment options. This Prospectus does not contain all of the information in the registration statements as permitted by Securities and Exchange Commission regulations. The omitted information can be obtained from the Securities and Exchange Commission's principal office in Washington, D.C., upon payment of a prescribed fee.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The contents of the Statement of Additional Information for the Contract include the following:

    OTHER INFORMATION
    General Information and History
    Principal Underwriter
    Financial Statements
    Administrative Services Arrangements
    CALCULATION OF YIELDS AND TOTAL RETURNS
    FINANCIAL STATEMENTS OF ML OF NEW YORK VARIABLE ANNUITY
     SEPARATE ACCOUNT A
    FINANCIAL STATEMENTS OF ML OF NEW YORK VARIABLE ANNUITY
     SEPARATE ACCOUNT B
    FINANCIAL STATEMENTS OF ML LIFE INSURANCE COMPANY OF NEW YORK

STATEMENT OF ADDITIONAL INFORMATION
MAY 1, 1998

               ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
             AND ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT B
         FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT
                                 ALSO KNOWN AS
                  MODIFIED SINGLE PREMIUM INDIVIDUAL DEFERRED
                           VARIABLE ANNUITY CONTRACT
                                   ISSUED BY
                     ML LIFE INSURANCE COMPANY OF NEW YORK
                   HOME OFFICE: 100 CHURCH STREET, 11TH FLOOR
                         NEW YORK, NEW YORK 10080-6511
                             PHONE: (800) 333-6524
                                OFFERED THROUGH
               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED

This individual deferred variable annuity contract (the "Contract") is designed to provide comprehensive and flexible ways to invest and to create a source of income protection for later in life through the payment of annuity benefits. An annuity is intended to be a long term investment. Contract owners should consider their need for deferred income before purchasing the Contract. The Contract is issued by ML Life Insurance Company of New York ("ML of New York") both on a nonqualified basis, and as an Individual Retirement Annuity ("IRA") that is given qualified tax status.

This Statement of Additional Information is not a Prospectus and should be read together with the Contract's Prospectus dated May 1, 1998, which is available on request and without charge by writing to or calling ML of New York at its Home Office address or phone number set forth above.

                               TABLE OF CONTENTS

                                                                                                              PAGE
                                                                                                            ---------
OTHER INFORMATION.........................................................................................          3

General Information and History...........................................................................          3

Principal Underwriter.....................................................................................          3

Financial Statements......................................................................................          3

Administrative Services Arrangements......................................................................          3

CALCULATION OF YIELDS AND TOTAL RETURNS...................................................................          3

FINANCIAL STATEMENTS OF ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A................................        S-1

FINANCIAL STATEMENTS OF ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT B................................       S-12

FINANCIAL STATEMENTS OF ML LIFE INSURANCE COMPANY OF NEW YORK.............................................        G-1

                               OTHER INFORMATION

GENERAL INFORMATION AND HISTORY

ML Life Insurance Company of New York ("ML of New York") is a stock life insurance company organized under the laws of the State of New York in 1973. Prior to September 11, 1991, ML of New York conducted its business under the name Royal Tandem Life Insurance Company. The name change was effected under the authority of the New York Insurance Department.

PRINCIPAL UNDERWRITER

Merrill Lynch, Pierce, Fenner & Smith Incorporated, an affiliate of ML of New York, performs all sales and distribution functions regarding the Contracts and may be deemed the principal underwriter of ML of New York Variable Annuity Separate Account A and ML of New York Variable Annuity Separate Account B (the "Accounts") under the Investment Company Act of 1940. The offering is continuous. For the years ended December 31, 1997, 1996, and 1995, Merrill Lynch, Pierce, Fenner & Smith Incorporated received $3.5 million, $0.8 million, and $0.8 million, respectively, in commissions in connection with the sale of the Contracts.

FINANCIAL STATEMENTS

The financial statements of ML of New York included in this Statement of Additional Information should be distinguished from the financial statements of the Accounts and should be considered only as bearing upon the ability of ML of New York to meet any obligations it may have under the Contract.

ADMINISTRATIVE SERVICES ARRANGEMENTS

ML of New York has entered into a Service Agreement with its parent, Merrill Lynch Insurance Group, Inc. ("MLIG") pursuant to which ML of New York can arrange for MLIG to provide directly or through affiliates certain services. Pursuant to this agreement, ML of New York has arranged for MLIG to provide administrative services for the Accounts and the Contracts, and MLIG, in turn, has arranged for a subsidiary, Merrill Lynch Insurance Group Services, Inc. ("MLIG Services"), to provide these services. Compensation for these services, which will be paid by ML of New York, will be based on the charges and expenses incurred by MLIG Services, and will reflect MLIG Services' actual costs. For the years ended December 31, 1997, 1996, and 1995, ML of New York paid administrative services fees of $4.3 million, $4.3 million, and $4.4 million, respectively.

                    CALCULATION OF YIELDS AND TOTAL RETURNS

MONEY MARKET YIELDS

From time to time, ML of New York may quote in advertisements and sales literature the current annualized yield for the Domestic Money Market Subaccount of Account A and the Reserve Assets Subaccount of Account B for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the underlying Funds or on their respective portfolio securities. The current annualized yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of 1 unit at the beginning of the period, (b) dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in account value reflects: (1) net income from the Fund attributable to the hypothetical account; and (2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the mortality and expense risk charge; (2) the administration charge in the case of the Domestic Money Market Subaccount; and (3) the annual contract maintenance charge. For purposes of calculating current yields for a Contract, an average per unit contract maintenance charge is used, as described below. Current yield will be calculated according to the following formula:

                    Current Yield = ((NCF - ES/UV) X (365/7)

Where:

NCF                =  the net change in the value of the Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of 1 unit.

ES                 =  per unit expenses for the hypothetical account for the 7-day period.

UV                 =  the unit value on the first day of the 7-day period.

ML of New York also may quote the effective yield of the Domestic Money Market Subaccount or the Reserve Assets Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:

               Effective Yield = (1 + ((NCF - ES)/UV))(365/7) = 1

Where:

NCF                =  the net change in the value of the Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of 1 unit.

ES                 =  per unit expenses of the hypothetical account for the 7-day period.

UV                 =  the unit value for the first day of the 7-day period.

The effective yield for the Domestic Money Market subaccount for the 7-day period ended December 31, 1997 was 4.05%. The effective yield for the Reserve Assets subaccount for the 7-day period ended December 31, 1997 was 4.67%.

Because of the charges and deductions imposed under the Contract, the yield for the Domestic Money Market Subaccount and the Reserve Assets Subaccount will be lower than the yield for the corresponding underlying Fund.

The yields on amounts held in the Domestic Money Market Subaccount or the Reserve Assets Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for those subaccounts is affected by changes in interest rates on money market securities, average portfolio maturity of the underlying Fund, the types and qualities of portfolio securities held by the Fund and the Fund's operating expenses. Yields on amounts held in the Domestic Money Market Subaccount and Reserve Assets Subaccount may also be presented for periods other than a 7-day period.

OTHER SUBACCOUNT YIELDS

From time to time, ML of New York may quote in sales literature or advertisements the current annualized yield of one or more of the Account A subaccounts (other than the Domestic Money Market Subaccount) for a Contract for 30-day or one-month periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specified 30-day or one-month period. Because the yield is annualized, the yield generated by the subaccount during the 30-day or one-month period is assumed to be generated each period over a 12-month period. The yield is computed by: (1) dividing the net investment income of the Fund attributable to the subaccount units less subaccount expenses for the period; by (2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; then (3) compounding that yield for a 6-month period; and then (4) multiplying that result by 2. Expenses attributable to the subaccount include the mortality and expense risk charge, the administration charge and the annual contract maintenance charge. For purposes of calculating the 30-day or one-month yield, an average contract maintenance charge per dollar of contract value in the subaccount is used to determine the amount of the charge attributable to the subaccount for the 30-day or one-month period, as described below. The 30-day or one-month yield is calculated according to the following formula:

                 Yield = 2 ((((NY - ES)/(U X UV)) + 1)(6) - 1)

Where:

NI                 =  net investment income of the Fund for the 30-day or one-month period attributable to the subaccount's units.

ES                 =  expenses of the subaccount for the 30-day or one-month period.

U                  =  the average number of units outstanding.

UV                 =  the unit value at the close of the last day in the 30-day or one-month period.

Currently, ML of New York may quote yields on bond subaccounts within Account A. The yield for those subaccounts for the 30-day period ended December 31, 1997 was:

NAME OF SUBACCOUNT                                                                         YIELD
--------------------------------------------------------------------------------------  -----------
Prime Bond                                                                                    4.60%

High Current Income                                                                           7.28%

Global Bond Focus
  (formerly, World Income Focus)                                                              4.66%

Government Bond
  (formerly, Intermediate Government Bond)                                                    4.04%

Because of the charges and deductions imposed under the contracts, the yield for an Account A subaccount will be lower than the yield for the corresponding Fund.

The yield on the amounts held in the Account A subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount's actual yield is affected by the types and quality of portfolio securities held by the corresponding Fund, and its operating expenses.

Yield calculations do not take into account the declining contingent deferred sales charge under the Contract of amounts surrendered or withdrawn under the Contract deemed to consist of premiums paid within the preceding seven years. A contingent deferred sales charge will not be imposed on the first withdrawal in any Contract year to the extent that it is deemed to consist of gain on premiums paid during the preceding seven contract years and/or premiums not subject to such a charge.

TOTAL RETURNS

From time to time, ML of New York also may quote in sales literature or advertisements, total returns, including average annual total returns for one or more of the subaccounts for various periods of time. ML of New York will always include quotes of average annual total return for the period measured from the date the subaccount commenced operations until it has been in operation for more than 10 years. In addition, the average annual total returns will be provided for an Account A subaccount or Account B for 1, 5 and 10 years, or for a shorter period, if applicable. For the year ended December 31, 1997, returns were:

                                                                                  SINCE
NAME OF SUBACCOUNT                             1 YR       5 YR        10 YR     INCEPTION
------------------------------------------  ----------  ---------     -----     ----------
Prime Bond................................        0.28%      5.28%        N/A         6.01%
High Current Income.......................        2.44%      8.44%        N/A         9.07%
Quality Equity............................       14.92%     13.12%        N/A        11.80%
Special Value Focus
  (formerly, Equity Growth)...............        3.11%     11.97%        N/A         8.87%
American Balanced*........................        8.42%      9.02%        N/A         8.83%
Natural Resources Focus*..................      -19.11%      2.59%        N/A         2.96%
Global Strategy Focus.....................        3.33%      8.80%        N/A         7.83%
Global Utility Focus*.....................       17.09%       N/A         N/A        10.83%
International Equity Focus**..............      -11.81%       N/A         N/A         1.82%
Global Bond Focus**
  (formerly, World Income Focus)..........       -5.85%       N/A         N/A         3.95%
Basic Value Focus.........................       11.89%       N/A         N/A        15.15%
Government Bond
  (formerly, Intermediate Government
  Bond)...................................        0.50%       N/A         N/A         5.16%
Developing Capital Markets Focus..........      -13.63%       N/A         N/A        -3.32%
Index 500 Fund............................       23.91%       N/A         N/A        25.38%
AIM V.I. Capital Appreciation.............        4.87%       N/A         N/A         5.84%
AIM V.I. Value............................       14.91%       N/A         N/A        18.24%
Alliance Premier Growth...................       24.95%       N/A         N/A        24.83%
MFS Emerging Growth.......................       13.15%       N/A         N/A        11.61%
MFS Research..............................       11.53%       N/A         N/A        12.87%

Total returns assume the Contract was surrendered at the end of the period shown, and are not indicative of performance if the Contract was continued for a longer period.
------------------------
 * Closed to allocations of premiums or contract value following the close of business on December 6, 1996.

** Closed to allocations of premiums or contract value following the close of business on June 5, 1998.

Average annual total returns for other periods of time may also be disclosed from time to time. For example, average annual total returns may be provided based on the assumption that a subaccount had been in existence and had invested in the corresponding underlying Fund for the same period as the corresponding Fund had been in operation. The Funds commenced operations as indicated below:

FUND                                                       COMMENCED OPERATIONS
---------------------------------------------------------  -----------------------------
Domestic Money Market                                      February 21, 1992
Prime Bond                                                 April 29, 1982
High Current Income                                        April 29, 1982
Quality Equity                                             April 29, 1982
Equity Growth                                              April 29, 1982
Natural Resources Focus*                                   June 1, 1988
American Balanced *                                        June 1, 1988
Global Strategy Focus                                      February 21, 1992
Basic Value Focus                                          July 1, 1993
Global Bond Focus**                                        July 1, 1993
  (formerly, World Income Focus)
Global Utility Focus*                                      July 1, 1993
International Equity Focus**                               July 1, 1993
Government Bond                                            May 16, 1994
  (formerly, Intermediate Government Bond)
Developing Capital Markets Focus                           May 16, 1994
Reserve Assets                                             November 23, 1981
Index 500 Fund                                             December 18, 1996
A.I.M. V.I. Capital Appreciation                           May 5, 1993
A.I.M. V.I. Value                                          May 5, 1993
Alliance Premier Growth                                    March 12, 1992
MFS Emerging Growth Series                                 July 24, 1995
MFS Research Series                                        July 26, 1995

Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will generally be as of the most recent calendar quarter-end.

Average annual total returns are calculated using subaccount unit values calculated on each valuation day based on the performance of the corresponding underlying Fund, the deduction for the mortality and expense risk charge, the administration charge (in the case of Account A subaccounts), and the contract maintenance charge, and assume a surrender of the Contract at the end of the period for the return quotation. Total returns therefore reflect a deduction of the contingent deferred sales charge for any period of less than seven years. For purposes of calculating total return, an average per dollar contract maintenance charge attributable to the hypothetical account for the period is used, as described below. The total return is then calculated according to the following formula:

                            TR = ((ERV/P)(1/N)) - 1

Where:

TR         =          the average annual total return net of subaccount recurring charges (such as the mortality and expense risk charge, administration charge, if applicable, and contract maintenance charge).
ERV        =          the ending redeemable value (net of any applicable contingent deferred sales charge) at the end of the period of the hypothetical account with an initial payment of $1,000.
P          =          a hypothetical initial payment of $1,000.
N          =          the number of years in the period.

------------------------
 * The subaccount corresponding to this Fund was closed to allocations of premiums or contract value following the close of business on December 6, 1996.

** The subaccount corresponding to this Fund will be closed to allocations of premiums or contract value following the close of business on June 5, 1998.

From time to time, ML of New York also may quote in sales literature or advertisements, total returns that do not reflect the contingent deferred sales charge. These are calculated in exactly the same way as average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any contingent deferred sales charge on surrender of the Contract. In addition, such nonstandard returns may also be quoted for other periods.

For the year ended December 31, 1997 returns not reflecting any contingent deferred sales charge were:

                                                                                            SINCE
NAME OF SUBACCOUNT                                       1 YR       5 YR        10 YR     INCEPTION
----------------------------------------------------  ----------  ---------  -----------  ----------
Prime Bond                                                  7.07%      5.76%        N/A         6.27%
High Current Income                                         9.40%      8.87%        N/A         9.29%
Quality Equity                                             21.92%     13.49%        N/A        12.00%
Special Value Focus
  (formerly, Equity Growth)                                10.11%     12.35%        N/A         9.09%
American Balanced*                                         15.42%      9.44%        N/A         9.06%
Natural Resources Focus*                                  -13.78%      3.12%        N/A         3.26%
Global Strategy Focus                                      10.33%      9.22%        N/A         8.07%
Global Utility Focus*                                      24.09%       N/A         N/A        11.29%
International Equity Focus**                               -5.93%       N/A         N/A         2.44%
Global Bond Focus**
  (formerly, World Income Focus)                            0.48%       N/A         N/A         4.53%
Basic Value Focus                                          18.89%       N/A         N/A        15.56%
Government Bond
  (formerly, Intermediate Government Bond)                  7.32%       N/A         N/A         6.12%
Developing Capital Markets Focus                           -7.88%       N/A         N/A        -2.34%
Index 500 Fund                                             30.91%       N/A         N/A        31.12%
AIM V.I. Capital Appreciation                              11.87%       N/A         N/A        11.61%
AIM V.I. Value                                             21.91%       N/A         N/A        23.99%
Alliance Premier Growth                                    31.95%       N/A         N/A        30.58%
MFS Emerging Growth                                        20.15%       N/A         N/A        17.38%
MFS Research                                               18.53%       N/A         N/A        18.63%

From time to time, ML of New York also may quote in sales literature or advertisements total returns or other performance information for a hypothetical Contract assuming the initial premium is allocated to more than one subaccount or assuming monthly transfers from the Domestic Money Market Subaccount to one or more designated subaccounts under a dollar cost averaging program. These returns will reflect the performance of the affected subaccount(s) for the amount and duration of the allocation to each subaccount for the hypothetical Contract. They also will reflect the deduction of charges described above except for the contingent deferred sales corrge. For example, total return information for a Contract with a dollar cost averaging program for a 12-month period will assume commencement of the program at the beginning of the most recent 12-month period for which average annual total return information is available. This information will assume an initial lump-sum investment in the Domestic Money Market Subaccount at the beginning of that period and monthly transfers of a portion of the contract value from that subaccount to designated subaccount(s) during the 12-month period. The total return for the Contract for this 12-month period therefore will reflect the return on the portion of the contract value that remains invested in the Domestic Money Market Subaccount for the period it is assumed to be so invested, as affected by monthly transfers, and the return on amounts transferred to the designated subaccounts for the period during which those amounts are assumed to be invested in those subaccounts. The return for an amount invested in a subaccount will be based on the performance of that subaccount for the duration of the investment, and will reflect the charges described above other than the contingent deferred sales charge. Performance information for a dollar cost-averaging program also may show the returns for various periods for a designated subaccount assuming monthly transfers to the subaccount, and may compare those returns to returns assuming an initial lump-sum investment in that subaccount. This information also may be compared to various indices, such as the Merrill Lynch 91-day Treasury Bills index or the U.S. Treasury Bills index and may be illustrated by graphs, charts, or otherwise.
------------------------
 * The subaccount corresponding to this Fund was closed to allocations of premiums or contract value following the close of business on December 6, 1996.

** The subaccount corresponding to this Fund will be closed to allocations of premiums or contract value following the close of business on June 5, 1998.

INDEPENDENT AUDITORS' REPORT


To the Board of Directors of
ML Life Insurance Company of New York:

We have audited the accompanying statement of net assets of ML of New York Variable Annuity Separate Account A (the
"Account") as of December 31, 1997 and the related statements of operations and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of ML Life Insurance Company of New York. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund securities owned at December 31, 1997. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Account at December 31, 1997 and the results of its operations and the changes in its net assets for the above periods in conformity with generally accepted accounting principles.

Our audits were conducted for the purpose of forming an opinion on the basic financial statements taken as a whole. The supplemental schedules included herein are for the purpose of additional analysis and are not a required part of the basic financial statements. These schedules are the responsibility of the Company's management. Such supplemental schedules have been subjected to the auditing procedures applied in our audits of the basic financial statements and, in our opinion, are fairly stated in all material respects when considered in relation to the basic financial statements taken as a whole.





January 23, 1998

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENT OF NET ASSETS AT DECEMBER 31, 1997
================================================================================

                                                                                                                     Market
                                                                      Cost                   Shares                   Value
                                                            ======================= ======================= =======================
ASSETS:
Investments in Merrill Lynch Variable Series Funds, Inc. (Note 1):
Domestic Money Market Fund                                  $           28,584,935              28,584,935  $           28,584,935
Prime Bond Fund                                                         39,356,849               3,293,432              39,883,457
High Current Income Fund                                                30,036,332               2,638,034              30,390,147
Quality Equity Fund                                                     39,447,629               1,331,783              51,167,092
Special Value Focus Fund                                                26,227,446               1,080,464              29,982,886
American Balanced Fund                                                  13,070,392                 942,847              15,641,828
Natural Resources Focus Fund                                             1,534,467                 131,609               1,402,957
Global Strategy Focus Fund                                              43,798,057               3,446,117              50,692,381
Global Utility Focus Fund                                                5,435,547                 521,614               7,740,751
International Equity Focus Fund                                         27,590,229               2,414,584              26,077,507
Global Bond Focus Fund                                                   5,060,529                 532,869               4,966,339
Basic Value Focus Fund                                                  31,481,785               2,364,583              37,454,997
Government Bond Fund                                                    10,937,392               1,058,736              11,222,601
Developing Capital Markets Focus Fund                                    9,022,772                 891,745               8,221,891
Index 500 Fund                                                          14,426,831               1,226,607              16,532,307
                                                            -----------------------                         -----------------------
                                                                       326,011,192                                     359,962,076
                                                            -----------------------                         -----------------------

Investments in Alliance Variable Products Series Funds, Inc. (Note 1):
Premier Growth Portfolio                                                15,471,110                 801,661              16,826,862
                                                            -----------------------                         -----------------------
                                                                        15,471,110                                      16,826,862
                                                            -----------------------                         -----------------------

Investments in MFS Variable Insurance Trust (Note 1):
MFS Emerging Growth Series                                               6,631,173                 440,048               7,102,370
MFS Research Series                                                      6,589,132                 446,474               7,049,827
                                                            -----------------------                         -----------------------
                                                                        13,220,305                                      14,152,197
                                                            -----------------------                         -----------------------

Investments in AIM Variable Insurance Funds, Inc. (Note 1):
AIM V.I. Value Fund                                                      8,534,407                 417,795               8,702,665
AIM V.I. Capital Appreciation Fund                                       7,671,728                 364,409               7,925,891
                                                            -----------------------                         -----------------------
                                                                        16,206,135                                      16,628,556
                                                            -----------------------                         -----------------------

TOTAL ASSETS                                                $          370,908,742                                     407,569,691
                                                            =======================                         -----------------------

LIABILITIES:
Due to ML Life Insurance Company of New York                                                                               181,869
                                                                                                            -----------------------
TOTAL LIABILITIES                                                                                                          181,869
                                                                                                            -----------------------

NET ASSETS                                                                                                  $          407,387,822
                                                                                                            =======================

See Notes to Financial Statements

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996
================================================================================

                                                                                              1997                    1996
                                                                                    ======================= =======================
Investment Income:
 Reinvested Dividends                                                               $           19,823,996  $           19,992,869
 Mortality and Expense Charges (Note 3)                                                         (4,729,318)             (3,651,529)
                                                                                    ----------------------- -----------------------
  Net Investment Income                                                                         15,094,678              16,341,340
                                                                                    ----------------------- -----------------------

Realized and Unrealized Gains:
 Net Realized Gains                                                                              6,167,098               1,645,231
 Net Unrealized Gains                                                                           13,593,179               5,886,055
                                                                                    ----------------------- -----------------------
  Net Realized and Unrealized Gains                                                             19,760,277               7,531,286
                                                                                    ----------------------- -----------------------

Increase in Net Assets
 Resulting from Operations                                                                      34,854,955              23,872,626
                                                                                    ----------------------- -----------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                                                      100,897,509              24,089,677
 Transfer of Contract Owner Withdrawals                                                        (14,728,085)            (10,472,995)
 Transfers Out - Net                                                                            (1,903,053)             (1,649,834)
 Transfer of Contract Maintenance Charges (Note 3)                                                (107,946)               (109,752)
                                                                                    ----------------------- -----------------------
  Increase in Net Assets
   Resulting from Principal Transactions                                                        84,158,425              11,857,096
                                                                                    ----------------------- -----------------------

Increase in Net Assets                                                                         119,013,380              35,729,722
Net Assets Beginning Balance                                                                   288,374,442             252,644,720
                                                                                    ----------------------- -----------------------
Net Assets Ending Balance                                                           $          407,387,822  $          288,374,442
                                                                                    ======================= =======================




See Notes to Financial Statements

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS


1. ML of New York Variable Annuity Separate Account A ("Separate Account A"), a separate account of ML Life Insurance Company of New York ("ML of New York"), was established to support the operations with respect to certain variable annuity contracts ("Contracts"). Separate Account A is governed by New York State Insurance Law. ML of New York is an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. Separate Account A is registered as a unit investment trust under the Investment Company Act of 1940 and consists of twenty investment divisions. At any point in time, the Account may or may not be invested in all available divisions. The investment divisions are as follows:

   - Merrill Lynch Variable Series Funds, Inc.: Fifteen of the investment divisions each invest in the securities of a single mutual fund portfolio of the Merrill Lynch Variable Series Funds, Inc. (See Note 4). Three of the investment divisions; Natural Resources Focus Fund, American Balanced Fund and Global Utility Focus Fund were closed to allocations of premiums and contract value following the close of business on December 6, 1997.
   -  Alliance  Variable Products Series  Fund,  Inc.:   One
      investment division invests in the securities of a single mutual fund portfolio of the Alliance Variable Products Series Fund, Inc.
   - MFS Variable Insurance Trust: Two of the investment divisions each invest in the securities of a single mutual fund portfolio of the MFS Variable Insurance Trust.
   -  AIM  Variable  Insurance  Funds,  Inc.:   Two  of  the
      investment divisions each invest in the securities of a single mutual fund portfolio of the AIM Variable Insurance Funds, Inc.

   The assets of Separate Account A are registered in the name of ML of New York. Separate Account A's assets are not chargeable with liabilities arising out of any other business ML of New York may conduct.

   The  change in net assets accumulated in Separate Account
   A provides the basis for the periodic determination of the amount of increased or decreased benefits under the Contracts.

   The net assets may not be less than the amount required under New York State Insurance Law to provide for death benefits (without regard to the minimum death benefit guarantee) and other Contract benefits.

   The financial statements included herein have been prepared in accordance with generally accepted accounting principles for variable annuity separate accounts registered as unit investment trusts. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. The following is a summary of significant accounting policies of Separate Account A:

   Investments  in  the  divisions  are  included   in   the
   statement of net assets at the net asset value of the shares held.

   Dividend  income  is recognized on the ex-dividend  date.
   All dividends are automatically reinvested.

   Realized gains and losses on the sales of investments are computed on the first in first out method.

   The operations of Separate Account A are included in the Federal income tax return of ML of New York. Under the provisions of the Contracts, ML of New York has the right to charge Separate Account A for any Federal income tax attributable to Separate Account A. No charge is currently being made against Separate Account A for such tax since, under current tax law, ML of New York pays no tax on investment income and capital gains reflected in variable annuity contract reserves. However, ML of New York retains the right to charge for any Federal income tax incurred which is attributable to Separate Account A if the law is changed. Charges for state and local taxes, if any, attributable to Separate Account A may also be made.

3. ML of New York assumes mortality and expense risks related to Contracts investing in Separate Account A and deducts daily charges at a rate of 1.25% (on an annual basis) of the net assets of Separate Account A to cover these risks.

   An administration charge of .10% annually is deducted from the net asset value of Separate Account A. This charge is made to reimburse ML of New York for costs associated with the establishment and administration of Separate Account A.

   ML of New York deducts a contract maintenance charge of $40 for each Contract on each Contract's anniversary that occurs on or prior to the annuity date. It is also deducted when the Contract is surrendered if it is surrendered on any date other than a contract anniversary date. The contract maintenance charge is borne by Contract owners by redeeming accumulation units with a value equal to the charge. This charge is waived on all Contracts with a Contract value equal to or greater than $50,000 on the date the charge would otherwise be deducted, and in certain circumstances where multiple contracts are owned.

   Contract owners may make up to six transfers among the Separate Account A divisions per contract year without charge. Additional transfers may be permitted at a charge of $25 per transfer.

4. Effective following the close of business on August 15, 1997, the Equity Growth Fund was renamed the Special
   Value Focus Fund. The Fund's investment objective was not modified.

   Effective following the close of business on December 6, 1996, (i) the International Bond Fund was merged with and into the former World Income Focus Fund; the World Income Focus Fund was renamed the Global Bond Focus Fund; and the Fund's investment objective was modified; (ii) the Flexible Strategy Fund was merged with and into the Global Strategy Focus Fund; and (iii) the Intermediate Government Bond Fund was renamed the Government Bond Fund, and the Fund's investment objective was modified.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997
================================================================================

                                                                               Divisions Investing In
                                                 ===================================================================================
                                                                                       Domestic
                                                             Total                       Money                       Prime
                                                           Separate                     Market                       Bond
                                                            Account                      Fund                        Fund
                                                 =========================== =========================== ===========================
Investment Income (Loss):
 Reinvested Dividends                            $               19,823,996  $                1,289,520  $                2,573,009
 Mortality and Expense Charges                                   (4,729,318)                   (340,808)                   (526,595)
                                                 --------------------------- --------------------------- ---------------------------
  Net Investment Income (Loss)                                   15,094,678                     948,712                   2,046,414
                                                 --------------------------- --------------------------- ---------------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                                      6,167,098                           0                    (843,730)
 Net Unrealized Gains (Losses)                                   13,593,179                           0                   1,472,775
                                                 --------------------------- --------------------------- ---------------------------
  Net Realized and Unrealized Gains (Losses)                     19,760,277                           0                     629,045
                                                 --------------------------- --------------------------- ---------------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                       34,854,955                     948,712                   2,675,459
                                                 --------------------------- --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                       100,897,509                  92,525,230                     534,726
 Transfer of Contract Owner Withdrawals                         (14,728,085)                 (1,022,456)                 (1,831,891)
 Transfers In (Out) - Net                                        (1,903,053)                (83,169,568)                   (814,376)
 Transfer of Contract Maintenance Charges                          (107,946)                     (4,690)                    (11,761)
                                                 --------------------------- --------------------------- ---------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                         84,158,425                   8,328,516                  (2,123,302)
                                                 --------------------------- --------------------------- ---------------------------
Increase (Decrease) in Net Assets                               119,013,380                   9,277,228                     552,157
Net Assets Beginning Balance                                    288,374,442                  19,294,046                  39,313,603
                                                 --------------------------- --------------------------- ---------------------------
Net Assets Ending Balance                        $              407,387,822  $               28,571,274  $               39,865,760
                                                 =========================== =========================== ===========================

Units Outstanding at December 31, 1997                                                      2,392,904.0                 2,776,167.1
                                                                             =========================== ===========================
Accumulation Unit Value at December 31, 1997                                 $                    11.94  $                    14.36
                                                                             =========================== ===========================

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997
===============================================================================

                                                                               Divisions investing In
                                                 ===================================================================================
                                                             High                                                   Special
                                                            Current                     Quality                      Value
                                                            Income                      Equity                       Focus
                                                             Fund                        Fund                        Fund
                                                 =========================== =========================== ===========================
Investment Income (Loss):
 Reinvested Dividends                            $                2,309,221  $                2,398,409  $                1,330,574
 Mortality and Expense Charges                                     (342,867)                   (642,638)                   (369,227)
                                                 --------------------------- --------------------------- ---------------------------
  Net Investment Income (Loss)                                    1,966,354                   1,755,771                     961,347
                                                 --------------------------- --------------------------- ---------------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                                        (71,138)                  1,710,486                   1,122,704
 Net Unrealized Gains (Losses)                                      358,380                   5,703,018                     434,251
                                                 --------------------------- --------------------------- ---------------------------
  Net Realized and Unrealized Gains (Losses)                        287,242                   7,413,504                   1,556,955
                                                 --------------------------- --------------------------- ---------------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                        2,253,596                   9,169,275                   2,518,302
                                                 --------------------------- --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                         1,118,397                   1,052,777                     368,601
 Transfer of Contract Owner Withdrawals                          (1,108,863)                 (2,184,323)                   (985,698)
 Transfers In (Out) - Net                                         7,387,844                  (1,682,406)                  2,478,993
 Transfer of Contract Maintenance Charges                            (7,337)                    (16,266)                     (9,758)
                                                 --------------------------- --------------------------- ---------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                          7,390,041                  (2,830,218)                  1,852,138
                                                 --------------------------- --------------------------- ---------------------------
Increase (Decrease) in Net Assets                                 9,643,637                   6,339,057                   4,370,440
Net Assets Beginning Balance                                     20,732,718                  44,805,490                  25,599,214
                                                 --------------------------- --------------------------- ---------------------------
Net Assets Ending Balance                        $               30,376,355  $               51,144,547  $               29,969,654
                                                 =========================== =========================== ===========================

Units Outstanding at December 31, 1997                          1,794,232.4                 2,617,428.2                 1,789,233.1
                                                 =========================== =========================== ===========================
Accumulation Unit Value at December 31, 1997     $                    16.93 $                     19.54  $                    16.75
                                                 =========================== =========================== ===========================

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997
================================================================================

                                                                               Divisions Investing In
                                                 ===================================================================================
                                                                                        Natural                     Global
                                                           American                    Resources                   Strategy
                                                           Balanced                      Focus                       Focus
                                                             Fund                        Fund                        Fund
                                                 =========================== =========================== ===========================
Investment Income (Loss):
 Reinvested Dividends                            $                1,977,020  $                  144,142  $                2,569,175
 Mortality and Expense Charges                                     (218,517)                    (25,092)                   (699,824)
                                                 --------------------------- --------------------------- ---------------------------
  Net Investment Income (Loss)                                    1,758,503                     119,050                   1,869,351
                                                 --------------------------- --------------------------- ---------------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                                        302,250                      61,968                   1,080,156
 Net Unrealized Gains (Losses)                                      251,324                    (396,055)                  2,073,480
                                                 --------------------------- --------------------------- ---------------------------
  Net Realized and Unrealized Gains (Losses)                        553,574                    (334,087)                  3,153,636
                                                 --------------------------- --------------------------- ---------------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                        2,312,077                    (215,037)                  5,022,987
                                                 --------------------------- --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                                 0                           0                     930,225
 Transfer of Contract Owner Withdrawals                            (533,003)                   (101,426)                 (2,432,059)
 Transfers In (Out) - Net                                        (3,446,357)                   (315,734)                 (2,139,579)
 Transfer of Contract Maintenance Charges                            (5,829)                       (712)                    (20,587)
                                                 --------------------------- --------------------------- ---------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                         (3,985,189)                   (417,872)                 (3,662,000)
                                                 --------------------------- --------------------------- ---------------------------
Increase (Decrease) in Net Assets                                (1,673,112)                   (632,909)                  1,360,987
Net Assets Beginning Balance                                     17,308,028                   2,035,246                  49,308,960
                                                 --------------------------- --------------------------- ---------------------------
Net Assets Ending Balance                        $               15,634,916  $                1,402,337  $               50,669,947
                                                 =========================== =========================== ===========================

Units Outstanding at December 31, 1997                            935,102.6                   115,513.8                 3,196,842.1
                                                 =========================== =========================== ===========================
Accumulation Unit Value at December 31, 1997     $                    16.72  $                    12.14  $                    15.85
                                                 =========================== =========================== ===========================

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997
================================================================================

                                                                               Divisions Investing In
                                                 ===================================================================================
                                                            Global                   International                  Global
                                                            Utility                     Equity                       Bond
                                                             Focus                       Focus                       Focus
                                                             Fund                        Fund                        Fund
                                                 =========================== =========================== ===========================
Investment Income (Loss):
 Reinvested Dividends                            $                  255,641  $                  494,406  $                  327,948
 Mortality and Expense Charges                                     (101,216)                   (313,946)                    (67,311)
                                                 --------------------------- --------------------------- ---------------------------
  Net Investment Income (Loss)                                      154,425                     180,460                     260,637
                                                 --------------------------- --------------------------- ---------------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                                        437,714                      21,501                    (185,732)
 Net Unrealized Gains (Losses)                                    1,012,728                  (2,233,592)                    (68,589)
                                                 --------------------------- --------------------------- ---------------------------
  Net Realized and Unrealized Gains (Losses)                      1,450,442                  (2,212,091)                   (254,321)
                                                 --------------------------- --------------------------- ---------------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                        1,604,867                  (2,031,631)                      6,316
                                                 --------------------------- --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                                 0                     490,188                      97,579
 Transfer of Contract Owner Withdrawals                            (225,066)                   (961,611)                   (262,356)
 Transfers In (Out) - Net                                        (2,112,968)                 10,301,573                    (480,361)
 Transfer of Contract Maintenance Charges                            (2,484)                     (7,684)                     (1,752)
                                                 --------------------------- --------------------------- ---------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                         (2,340,518)                  9,822,466                    (646,890)
                                                 --------------------------- --------------------------- ---------------------------
Increase (Decrease) in Net Assets                                  (735,651)                  7,790,835                    (640,574)
Net Assets Beginning Balance                                      8,472,987                  18,275,105                   5,604,708
                                                 --------------------------- --------------------------- ---------------------------
Net Assets Ending Balance                        $                7,737,336  $               26,065,940  $                4,964,134
                                                 =========================== =========================== ===========================

Units Outstanding at December 31, 1997                            475,558.5                 2,327,316.1                   404,574.9
                                                 =========================== =========================== ===========================
Accumulation Unit Value at December 31, 1997     $                    16.27  $                    11.20  $                    12.27
                                                 =========================== =========================== ===========================

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997
================================================================================

                                                                               Divisions Investing In
                                                 ===================================================================================
                                                             Basic                                                Developing
                                                             Value                    Government                Capital Markets
                                                             Focus                       Bond                        Focus
                                                             Fund                        Fund                        Fund
                                                 =========================== =========================== ===========================
Investment Income (Loss):
 Reinvested Dividends                            $                3,142,695  $                  513,895  $                   77,082
 Mortality and Expense Charges                                     (430,256)                   (106,786)                    (87,234)
                                                 --------------------------- --------------------------- ---------------------------
  Net Investment Income (Loss)                                    2,712,439                     407,109                     (10,152)
                                                 --------------------------- --------------------------- ---------------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                                      1,473,426                      28,055                      89,268
 Net Unrealized Gains (Losses)                                      883,128                     229,149                    (947,132)
                                                 --------------------------- --------------------------- ---------------------------
  Net Realized and Unrealized Gains (Losses)                      2,356,554                     257,204                    (857,864)
                                                 --------------------------- --------------------------- ---------------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                        5,068,993                     664,313                    (868,016)
                                                 --------------------------- --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                           931,327                      28,066                     112,851
 Transfer of Contract Owner Withdrawals                          (1,454,906)                   (165,492)                   (394,234)
 Transfers In (Out) - Net                                         4,303,155                   6,034,373                   5,256,705
 Transfer of Contract Maintenance Charges                           (10,873)                     (1,683)                     (1,782)
                                                 --------------------------- --------------------------- ---------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                          3,768,703                   5,895,264                   4,973,540
                                                 --------------------------- --------------------------- ---------------------------
Increase (Decrease) in Net Assets                                 8,837,696                   6,559,577                   4,105,524
Net Assets Beginning Balance                                     28,600,775                   4,657,636                   4,112,746
                                                 --------------------------- --------------------------- ---------------------------
Net Assets Ending Balance                        $               37,438,471  $               11,217,213  $                8,218,270
                                                 =========================== =========================== ===========================

Units Outstanding at December 31, 1997                          1,942,837.1                   900,981.0                   892,320.3
                                                 =========================== =========================== ===========================
Accumulation Unit Value at December 31, 1997     $                    19.27  $                    12.45  $                     9.21
                                                 =========================== =========================== ===========================

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997
================================================================================

                                                                               Divisions Investing In
                                                 ===================================================================================
                                                                                                                      MFS
                                                             Index                      Premier                    Emerging
                                                             500                        Growth                      Growth
                                                             Fund                      Portfolio                    Series
                                                 =========================== =========================== ===========================
Investment Income (Loss):
 Reinvested Dividends                            $                      258  $                    8,100  $                      203
 Mortality and Expense Charges                                     (137,941)                   (106,345)                    (44,429)
                                                 --------------------------- --------------------------- ---------------------------
  Net Investment Income (Loss)                                     (137,683)                    (98,245)                    (44,226)
                                                 --------------------------- --------------------------- ---------------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                                        359,815                     151,438                      43,411
 Net Unrealized Gains (Losses)                                    2,106,223                   1,355,752                     475,223
                                                 --------------------------- --------------------------- ---------------------------
  Net Realized and Unrealized Gains (Losses)                      2,466,038                   1,507,190                     518,634
                                                 --------------------------- --------------------------- ---------------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                        2,328,355                   1,408,945                     474,408
                                                 --------------------------- --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                           609,447                     617,554                     465,471
 Transfer of Contract Owner Withdrawals                            (147,803)                   (205,625)                    (78,950)
 Transfers In (Out) - Net                                        13,630,951                  14,999,924                   6,091,193
 Transfer of Contract Maintenance Charges                            (1,639)                     (1,339)                       (350)
                                                 --------------------------- --------------------------- ---------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                         14,090,956                  15,410,514                   6,477,364
                                                 --------------------------- --------------------------- ---------------------------
Increase (Decrease) in Net Assets                                16,419,311                  16,819,459                   6,951,772
Net Assets Beginning Balance                                        105,710                           0                     147,470
                                                 --------------------------- --------------------------- ---------------------------
Net Assets Ending Balance                        $               16,525,021  $               16,819,459  $                7,099,242
                                                 =========================== =========================== ===========================

Units Outstanding at December 31, 1997                          1,245,291.7                 1,273,236.9                   600,105.0
                                                 =========================== =========================== ===========================
Accumulation Unit Value at December 31, 1997     $                    13.27  $                    13.21  $                    11.83
                                                 =========================== =========================== ===========================

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997
================================================================================

                                                                               Divisions Investing In
                                                 ===================================================================================
                                                                                                                   AIM V.I.
                                                              MFS                      AIM V.I.                     Capital
                                                           Research                      Value                   Appreciation
                                                            Series                       Fund                        Fund
                                                 =========================== =========================== ===========================
Investment Income (Loss):
 Reinvested Dividends                            $                        0  $                  308,656  $                  104,042
 Mortality and Expense Charges                                      (54,593)                    (50,595)                    (63,098)
                                                 --------------------------- --------------------------- ---------------------------
  Net Investment Income (Loss)                                      (54,593)                    258,061                      40,944
                                                 --------------------------- --------------------------- ---------------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                                        296,427                      85,546                       3,533
 Net Unrealized Gains (Losses)                                      460,695                     168,258                     254,163
                                                 --------------------------- --------------------------- ---------------------------
  Net Realized and Unrealized Gains (Losses)                        757,122                     253,804                     257,696
                                                 --------------------------- --------------------------- ---------------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                          702,529                     511,865                     298,640
                                                 --------------------------- --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                           295,874                     424,766                     294,430
 Transfer of Contract Owner Withdrawals                            (366,386)                   (233,173)                    (32,764)
 Transfers In (Out) - Net                                         6,415,168                   7,995,616                   7,362,801
 Transfer of Contract Maintenance Charges                              (467)                       (252)                       (701)
                                                 --------------------------- --------------------------- ---------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                          6,344,189                   8,186,957                   7,623,766
                                                 --------------------------- --------------------------- ---------------------------
Increase (Decrease) in Net Assets                                 7,046,718                   8,698,822                   7,922,406
Net Assets Beginning Balance                                              0                           0                           0
                                                 --------------------------- --------------------------- ---------------------------
Net Assets Ending Balance                        $                7,046,718  $                8,698,822  $                7,922,406
                                                 =========================== =========================== ===========================

Units Outstanding at December 31, 1997                            589,190.5                   694,794.1                   705,468.0
                                                 =========================== =========================== ===========================
Accumulation Unit Value at December 31, 1997     $                    11.96  $                    12.52  $                    11.23
                                                 =========================== =========================== ===========================

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996
================================================================================

                                                                               Divisions Investing In
                                                 ===================================================================================
                                                                                       Domestic
                                                             Total                       Money                       Prime
                                                           Separate                     Market                       Bond
                                                            Account                      Fund                        Fund
                                                 =========================== =========================== ===========================
Investment Income (Loss):
 Reinvested Dividends                            $               19,992,869  $                1,053,643  $                2,489,569
 Mortality and Expense Charges                                   (3,651,529)                   (285,773)                   (512,769)
                                                 --------------------------- --------------------------- ---------------------------
  Net Investment Income (Loss)                                   16,341,340                     767,870                   1,976,800
                                                 --------------------------- --------------------------- ---------------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                                      1,645,231                           0                    (236,342)
 Net Unrealized Gains (Losses)                                    5,886,055                           0                  (1,412,657)
                                                 --------------------------- --------------------------- ---------------------------
  Net Realized and Unrealized Gains (Losses)                      7,531,286                           0                  (1,648,999)
                                                 --------------------------- --------------------------- ---------------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                       23,872,626                     767,870                     327,801
                                                 --------------------------- --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                        24,089,677                  21,601,863                     171,449
 Transfer of Contract Owner Withdrawals                         (10,472,995)                 (1,221,359)                 (1,377,532)
 Transfers In (Out) - Net                                        (1,649,834)                (25,185,112)                  2,106,661
 Transfer of Contract Maintenance Charges                          (109,752)                     (5,990)                    (13,993)
 Transfer of Merged Funds (Note 4)                                        0                           0                           0
                                                 --------------------------- --------------------------- ---------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                         11,857,096                  (4,810,598)                    886,585
                                                 --------------------------- --------------------------- ---------------------------
Increase (Decrease) in Net Assets                                35,729,722                  (4,042,728)                  1,214,386
Net Assets Beginning Balance                                    252,644,720                  23,336,774                  38,099,217
                                                 --------------------------- --------------------------- ---------------------------
Net Assets Ending Balance                        $              288,374,442  $               19,294,046  $               39,313,603
                                                 =========================== =========================== ===========================

Units Outstanding at December 31, 1996                                                      1,677,743.1                 2,933,851.0
                                                                             =========================== ===========================
Accumulation Unit Value at December 31, 1996                                 $                    11.50  $                    13.40
                                                                             =========================== ===========================

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996
================================================================================

                                                                               Divisions Investing In
                                                 ===================================================================================
                                                             High                                                   Special
                                                            Current                     Quality                      Value
                                                            Income                      Equity                       Focus
                                                             Fund                        Fund                        Fund
                                                 =========================== =========================== ===========================
Investment Income (Loss):
 Reinvested Dividends                            $                1,821,672  $                5,463,249  $                2,589,092
 Mortality and Expense Charges                                     (264,763)                   (537,782)                   (306,066)
                                                 --------------------------- --------------------------- ---------------------------
  Net Investment Income (Loss)                                    1,556,909                   4,925,467                   2,283,026
                                                 --------------------------- --------------------------- ---------------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                                        (86,284)                    343,662                     480,977
 Net Unrealized Gains (Losses)                                      351,511                     830,591                  (1,346,029)
                                                 --------------------------- --------------------------- ---------------------------
  Net Realized and Unrealized Gains (Losses)                        265,227                   1,174,253                    (865,052)
                                                 --------------------------- --------------------------- ---------------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                        1,822,136                   6,099,720                   1,417,974
                                                 --------------------------- --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                           226,054                     236,747                     315,764
 Transfer of Contract Owner Withdrawals                            (731,415)                 (1,430,347)                   (700,054)
 Transfers In (Out) - Net                                         1,480,573                   4,279,495                   5,583,678
 Transfer of Contract Maintenance Charges                            (7,831)                    (16,848)                     (8,956)
 Transfer of Merged Funds (Note 4)                                        0                           0                           0
                                                 --------------------------- --------------------------- ---------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                            967,381                   3,069,047                   5,190,432
                                                 --------------------------- --------------------------- ---------------------------
Increase (Decrease) in Net Assets                                 2,789,517                   9,168,767                   6,608,406
Net Assets Beginning Balance                     $               17,943,201  $               35,636,723  $               18,990,808
                                                 --------------------------- --------------------------- ---------------------------
Net Assets Ending Balance                                        20,732,718                  44,805,490                  25,599,214
                                                 =========================== =========================== ===========================

Units Outstanding at December 31, 1996                          1,341,055.5                 2,798,594.0                 1,684,158.8
                                                 =========================== =========================== ===========================
Accumulation Unit Value at December 31, 1996     $                    15.46  $                    16.01  $                    15.20
                                                 =========================== =========================== ===========================

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996
================================================================================

                                                                               Divisions Investing In
                                                 ===================================================================================
                                                                                                                    Natural
                                                           Flexible                    American                    Resources
                                                           Strategy                    Balanced                      Focus
                                                             Fund                        Fund                        Fund
                                                 =========================== =========================== ===========================
Investment Income (Loss):
 Reinvested Dividends                            $                2,512,470  $                  667,661  $                   70,323
 Mortality and Expense Charges                                     (185,273)                   (236,562)                    (29,859)
                                                 --------------------------- --------------------------- ---------------------------
  Net Investment Income (Loss)                                    2,327,197                     431,099                      40,464
                                                 --------------------------- --------------------------- ---------------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                                         58,891                     244,136                      95,744
 Net Unrealized Gains (Losses)                                     (731,387)                    694,290                     113,454
                                                 --------------------------- --------------------------- ---------------------------
  Net Realized and Unrealized Gains (Losses)                       (672,496)                    938,426                     209,198
                                                 --------------------------- --------------------------- ---------------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                        1,654,701                   1,369,525                     249,662
                                                 --------------------------- --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                            46,511                      38,725                      13,049
 Transfer of Contract Owner Withdrawals                            (537,269)                   (606,939)                   (139,278)
 Transfers In (Out) - Net                                        (1,362,614)                   (798,159)                   (191,480)
 Transfer of Contract Maintenance Charges                            (6,620)                     (7,334)                       (933)
 Transfer of Merged Funds (Note 4)                              (14,577,461)                          0                           0
                                                 --------------------------- --------------------------- ---------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                        (16,437,453)                 (1,373,707)                   (318,642)
                                                 --------------------------- --------------------------- ---------------------------
Increase (Decrease) in Net Assets                               (14,782,752)                     (4,182)                    (68,980)
Net Assets Beginning Balance                                     14,782,752                  17,312,210                   2,104,226
                                                 --------------------------- --------------------------- ---------------------------
Net Assets Ending Balance                        $                        0  $               17,308,028  $                2,035,246
                                                 =========================== =========================== ===========================

Units Outstanding at December 31, 1996                                  0.0                 1,196,131.9                   144,754.3
                                                 =========================== =========================== ===========================
Accumulation Unit Value at December 31, 1996     $                     0.00  $                    14.47  $                    14.06
                                                 =========================== =========================== ===========================

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996
================================================================================

                                                                               Divisions Investing In
                                                 ===================================================================================
                                                            Global                      Global                   International
                                                           Strategy                     Utility                     Equity
                                                             Focus                       Focus                       Focus
                                                             Fund                        Fund                        Fund
                                                 =========================== =========================== ===========================
Investment Income (Loss):
 Reinvested Dividends                            $                  809,196  $                  390,696  $                  199,915
 Mortality and Expense Charges                                     (482,898)                   (115,702)                   (224,149)
                                                 --------------------------- --------------------------- ---------------------------
  Net Investment Income (Loss)                                      326,298                     274,994                     (24,234)
                                                 --------------------------- --------------------------- ---------------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                                        447,320                     145,345                      68,974
 Net Unrealized Gains (Losses)                                    3,069,358                     492,972                     735,166
                                                 --------------------------- --------------------------- ---------------------------
  Net Realized and Unrealized Gains (Losses)                      3,516,678                     638,317                     804,140
                                                 --------------------------- --------------------------- ---------------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                        3,842,976                     913,311                     779,906
                                                 --------------------------- --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                           250,324                      47,386                     223,501
 Transfer of Contract Owner Withdrawals                          (1,292,347)                   (537,614)                   (541,263)
 Transfers In (Out) - Net                                        (2,475,347)                   (456,941)                  3,394,438
 Transfer of Contract Maintenance Charges                           (16,877)                     (3,063)                     (7,457)
 Transfer of Merged Funds (Note 4)                               14,577,461                           0                           0
                                                 --------------------------- --------------------------- ---------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                         11,043,214                    (950,232)                  3,069,219
                                                 --------------------------- --------------------------- ---------------------------
Increase (Decrease) in Net Assets                                14,886,190                     (36,921)                  3,849,125
Net Assets Beginning Balance                                     34,422,770                   8,509,908                  14,425,980
                                                 --------------------------- --------------------------- ---------------------------
Net Assets Beginning Balance                     $               49,308,960  $                8,472,987  $               18,275,105
                                                 =========================== =========================== ===========================

Units Outstanding at December 31, 1996                          3,436,164.5                   646,792.9                 1,535,723.1
                                                 =========================== =========================== ===========================
Accumulation Unit Value at December 31, 1996     $                    14.35  $                    13.10  $                    11.90
                                                 =========================== =========================== ===========================

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996
================================================================================

                                                                               Divisions Investing In
                                                 ===================================================================================
                                                            Global                       Basic
                                                             Bond                        Value                   International
                                                             Focus                       Focus                       Bond
                                                             Fund                        Fund                        Fund
                                                 =========================== =========================== ===========================
Investment Income (Loss):
 Reinvested Dividends                            $                  456,727  $                1,197,719  $                   34,739
 Mortality and Expense Charges                                      (77,569)                   (302,451)                     (5,598)
                                                 --------------------------- --------------------------- ---------------------------
  Net Investment Income (Loss)                                      379,158                     895,268                      29,141
                                                 --------------------------- --------------------------- ---------------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                                        (80,228)                    219,102                      (3,056)
 Net Unrealized Gains (Losses)                                       60,539                   2,828,056                     (12,628)
                                                 --------------------------- --------------------------- ---------------------------
  Net Realized and Unrealized Gains (Losses)                        (19,689)                  3,047,158                     (15,684)
                                                 --------------------------- --------------------------- ---------------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                          359,469                   3,942,426                      13,457
                                                 --------------------------- --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                            73,100                     592,211                      10,656
 Transfer of Contract Owner Withdrawals                            (339,363)                   (896,787)                     (7,742)
 Transfers In (Out) - Net                                          (673,936)                  8,083,834                     (67,374)
 Transfer of Contract Maintenance Charges                            (2,297)                     (8,973)                       (268)
 Transfer of Merged Funds (Note 4)                                  412,464                           0                    (412,464)
                                                 --------------------------- --------------------------- ---------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                           (530,032)                  7,770,285                    (477,192)
                                                 --------------------------- --------------------------- ---------------------------
Increase (Decrease) in Net Assets                                  (170,563)                 11,712,711                    (463,735)
Net Assets Beginning Balance                                      5,775,271                  16,888,064                     463,735
                                                 --------------------------- --------------------------- ---------------------------
Net Assets Ending Balance                        $                5,604,708  $               28,600,775  $                        0
                                                 =========================== =========================== ===========================

Units Outstanding at December 31, 1996                            459,402.3                 1,766,570.4                         0.0
                                                 =========================== =========================== ===========================
Accumulation Unit Value at December 31, 1996     $                    12.20  $                    16.19  $                     0.00
                                                 =========================== =========================== ===========================

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996
================================================================================

                                                                               Divisions Investing In
                                                 ===================================================================================
                                                                                      Developing
                                                          Government                Capital Markets                  Index
                                                             Bond                        Focus                        500
                                                             Fund                        Fund                        Fund
                                                 =========================== =========================== ===========================
Investment Income (Loss):
 Reinvested Dividends                            $                  179,267  $                   55,687  $                        0
 Mortality and Expense Charges                                      (39,923)                    (44,277)                        (47)
                                                 --------------------------- --------------------------- ---------------------------
  Net Investment Income (Loss)                                      139,344                      11,410                         (47)
                                                 --------------------------- --------------------------- ---------------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                                          5,713                     (58,723)                          0
 Net Unrealized Gains (Losses)                                      (44,905)                    262,497                        (746)
                                                 --------------------------- --------------------------- ---------------------------
  Net Realized and Unrealized Gains (Losses)                        (39,192)                    203,774                        (746)
                                                 --------------------------- --------------------------- ---------------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                          100,152                     215,184                        (793)
                                                 --------------------------- --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                             1,010                     241,327                           0
 Transfer of Contract Owner Withdrawals                             (33,371)                    (80,315)                          0
 Transfers In (Out) - Net                                         2,837,481                   1,538,145                     106,503
 Transfer of Contract Maintenance Charges                              (883)                     (1,429)                          0
 Transfer of Merged Funds (Note 4)                                        0                           0                           0
                                                 --------------------------- --------------------------- ---------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                          2,804,237                   1,697,728                     106,503
                                                 --------------------------- --------------------------- ---------------------------
Increase (Decrease) in Net Assets                                 2,904,389                   1,912,912                     105,710
Net Assets Beginning Balance                                      1,753,247                   2,199,834                           0
                                                 --------------------------- --------------------------- ---------------------------
Net Assets Ending Balance                        $                4,657,636  $                4,112,746  $                  105,710
                                                 =========================== =========================== ===========================

Units Outstanding at December 31, 1996                            401,866.8                   411,686.3                    10,455.7
                                                 =========================== =========================== ===========================
Accumulation Unit Value at December 31, 1996     $                    11.59  $                     9.99  $                    10.12
                                                 =========================== =========================== ===========================

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996
================================================================================

                                                   Divisions Investing In
                                                 ===========================
                                                              MFS
                                                           Emerging
                                                            Growth
                                                            Series
                                                 ===========================
Investment Income (Loss):
 Reinvested Dividends                            $                    1,244
 Mortality and Expense Charges                                          (68)
                                                 ---------------------------
  Net Investment Income (Loss)                                        1,176
                                                 ---------------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                                              0
 Net Unrealized Gains (Losses)                                       (4,027)
                                                 ---------------------------
  Net Realized and Unrealized Gains (Losses)                         (4,027)
                                                 ---------------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                           (2,851)
                                                 ---------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                                 0
 Transfer of Contract Owner Withdrawals                                   0
 Transfers In (Out) - Net                                           150,321
 Transfer of Contract Maintenance Charges                                 0
 Transfer of Merged Funds (Note 4)                                        0
                                                 ---------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                            150,321
                                                 ---------------------------
Increase (Decrease) in Net Assets                                   147,470
Net Assets Beginning Balance                                              0
                                                 ---------------------------
Net Assets Ending Balance                        $                  147,470
                                                 ===========================

Units Outstanding at December 31, 1996                             15,002.0
                                                 ===========================
Accumulation Unit Value at December 31, 1996     $                     9.83
                                                 ===========================

INDEPENDENT AUDITORS' REPORT


To the Board of Directors of
ML Life Insurance Company of New York:

We have audited the accompanying statement of net assets of ML of New York Variable Annuity Separate Account B (the "Account") as of December 31, 1997 and the related statements of operations and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of ML Life Insurance Company of New York. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund securities owned at December 31, 1997. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Account at December 31, 1997 and the results of its operations and the changes in its net assets for the above periods in conformity with generally accepted accounting principles.





January 23, 1998

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT B
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENT OF NET ASSETS AT DECEMBER 31, 1997
================================================================================

                                                                                                                      Market
                                                                       Cost                   Shares                   Value
                                                             ======================= ======================= =======================
ASSETS:
Investments in Merrill Lynch Variable Series Funds, Inc. (Note 1):
Reserve Assets Fund                                          $            1,014,603               1,014,603  $            1,014,603







                                                             -----------------------                         -----------------------
TOTAL ASSETS                                                 $            1,014,603                                       1,014,603
                                                             =======================                         -----------------------









LIABILITIES:
Due to ML Life Insurance Company of New York                                                                                    229
                                                                                                             -----------------------
TOTAL LIABILITIES                                                                                                               229
                                                                                                             -----------------------
NET ASSETS                                                                                                   $            1,014,374
                                                                                                             =======================


See Notes to Financial Statements

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT B
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996
================================================================================

                                                                                               1997                    1996
                                                                                     ======================= =======================
Investment Income:
 Reinvested Dividends                                                                $               51,804  $               62,067
 Mortality and Expense Charges (Note 3)                                                              (6,677)                 (8,115)
                                                                                     ----------------------- -----------------------
  Net Investment Income                                                                              45,127                  53,952
                                                                                     ----------------------- -----------------------

Increase in Net Assets
 Resulting from Operations                                                                           45,127                  53,952
                                                                                     ----------------------- -----------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                                                            75,662                  44,308
 Transfer of Contract Owner Withdrawals                                                          (2,265,531)             (1,858,092)
 Transfers In - Net                                                                               1,966,884               1,664,422
 Transfer of Contract Maintenance Charges (Note 3)                                                     (341)                   (367)
                                                                                     ----------------------- -----------------------
  Decrease in Net Assets
   Resulting from Principal Transactions                                                           (223,326)               (149,729)
                                                                                     ----------------------- -----------------------

Decrease in Net Assets                                                                             (178,199)                (95,777)
Net Assets Beginning Balance                                                                      1,192,573               1,288,350
                                                                                     ----------------------- -----------------------
Net Assets Ending Balance                                                            $            1,014,374  $            1,192,573
                                                                                     ======================= =======================

                                                                                                  Division Investing In
                                                                                     ===============================================
                                                                                              Reserve                 Reserve
                                                                                              Assets                  Assets
                                                                                               Fund                    Fund
                                                                                               1997                    1996
                                                                                     ======================= =======================
Units Outstanding at December 31,                                                                  82,335.6               101,152.2
                                                                                     ======================= =======================

Accumulation Unit Value at December 31,                                              $                12.32  $                11.79
                                                                                     ======================= =======================


See Notes to Financial Statements

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT B
ML LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS


1. ML of New York Variable Annuity Separate Account B ("Separate Account B"), a separate account of ML Life Insurance Company of New York ("ML of New York"), was established to support the operations with respect to certain variable annuity contracts ("Contracts"). Separate Account B is governed by New York State Insurance Law. ML of New York is an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. Separate Account B is registered as a unit investment trust under the Investment Company Act of 1940 and consists of one investment division. The investment division invests in the securities of the Reserve Assets Fund of the Merrill Lynch Variable Series Funds, Inc.

   The assets of Separate Account B are registered in the name of ML of New York. Separate Account B's assets are not chargeable with liabilities arising out of any other business ML of New York may conduct.

   The  change in net assets accumulated in Separate Account
   B provides the basis for the periodic determination of the amount of increased or decreased benefits under the Contracts.

   The  net  assets may not be less than the amount required
   under  New York State Insurance Law to provide for  death
   benefits   (without regard to the minimum  death  benefit
   guarantee) and other Contract benefits.

   The financial statements included herein have been prepared in accordance with generally accepted accounting principles for variable annuity separate accounts registered as unit investment trusts. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. The following is a summary of significant accounting policies of Separate Account B:

   Investments  in  the  divisions  are  included   in   the
   statement of net assets at the net asset value of the Series Funds shares held.

   Dividend  income  is recognized on the ex-dividend  date.
   All dividends are automatically reinvested.

   The operations of Separate Account B are included in the Federal income tax return of ML of New York. Under the provisions of the Contracts, ML of New York has the right to charge Separate Account B for any Federal income tax attributable to Separate Account B. No charge is currently being made against Separate Account B for such tax since, under current tax law, ML of New York pays no tax on investment income and capital gains reflected in variable annuity contract reserves. However, ML of New York retains the right to charge for any Federal income tax incurred which is attributable to Separate Account B if the law is changed. Charges for state and local taxes, if any, attributable to Separate Account B may also be made.

3. ML of New York assumes mortality and expense risks related to Contracts investing in Separate Account B and deducts a daily charge at a rate of .65% (on an annual basis) of the net assets of Separate Account B to cover these risks.

   ML of New York deducts a contract maintenance charge of $40 for each Contract on each Contract's anniversary that occurs on or prior to the annuity date. It is also deducted when the Contract is surrendered if it is surrendered on any date other than a contract anniversary date. The contract maintenance charge is borne by Contract owners by redeeming accumulation units with a value equal to the charge. This charge is waived on all Contracts with a Contract value equal to or greater than $50,000 on the date the charge would otherwise be deducted, and in certain circumstances where multiple contracts are owned.

INDEPENDENT AUDITORS' REPORT


The Board of Directors of
ML Life Insurance Company of New York:

We have audited the accompanying balance sheets of ML Life Insurance Company of New York (the "Company"), a wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc., as of December 31, 1997 and 1996, and the related statements of earnings, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company at December 31, 1997 and 1996, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1997 in conformity with generally accepted accounting principles.



February 23, 1998

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly-owned subsidiary of Merrill Lynch Insurance Group,
Inc.)

BALANCE SHEETS
AS OF DECEMBER 31, 1997 AND 1996
(Dollars in Thousands)


                                                                         1997                  1996
                                                                    --------------        --------------
ASSETS
------
INVESTMENTS:
 Fixed maturity securities, at estimated fair value
   (amortized cost: 1997 - $250,695; 1996 - $264,341)                $    255,958          $    269,103
 Equity securities, at estimated fair value
   (cost: 1997 - $5,830; 1996 - $8,975)                                     5,029                10,859
 Mortgage loans                                                                 -                 2,057
 Policy loans on insurance contracts                                       88,163                85,548
                                                                    --------------        --------------
   Total Investments                                                      349,150               367,567
                                                                    --------------        --------------


CASH AND CASH EQUIVALENTS                                                  10,063                 7,828
ACCRUED INVESTMENT INCOME                                                   5,416                 5,952
DEFERRED POLICY ACQUISITION COSTS                                          30,406                29,272
REINSURANCE RECEIVABLES                                                       429                 1,065
OTHER ASSETS                                                                3,405                 4,569
SEPARATE ACCOUNTS ASSETS                                                  739,712               591,814
                                                                    --------------        --------------

TOTAL ASSETS                                                         $  1,138,581          $  1,008,067
                                                                    ==============        ==============

See notes to financial statements.



                                                                         1997                  1996
                                                                    --------------        --------------
LIABILITIES AND STOCKHOLDER'S EQUITY
------------------------------------
LIABILITIES:
 POLICY LIABILITIES AND ACCRUALS:
   Policyholders' account balances                                   $    307,333          $    318,567
   Claims and claims settlement expenses                                    2,007                 2,572
                                                                    --------------        --------------
          Total policy liabilities and accruals                           309,340               321,139

 OTHER POLICYHOLDER FUNDS                                                   1,941                 1,160
 FEDERAL INCOME TAXES - DEFERRED                                            1,905                   626
 FEDERAL INCOME TAXES - CURRENT                                             2,255                 2,099
 AFFILIATED PAYABLES - NET                                                  3,492                 5,026
 OTHER LIABILITIES                                                          2,155                 1,649
 SEPARATE ACCOUNTS LIABILITIES                                            739,712               591,814
                                                                    --------------        --------------
          Total Liabilities                                             1,060,800               923,513
                                                                    --------------        --------------

STOCKHOLDER'S EQUITY:
 Common stock, $10 par value - 220,000 shares
   authorized, issued and outstanding                                       2,200                 2,200
 Additional paid-in capital                                                66,259                72,040
 Retained earnings                                                          9,692                 9,219
 Accumulated other comprehensive income                                      (370)                1,095
                                                                    --------------        --------------
          Total Stockholder's Equity                                       77,781                84,554
                                                                    --------------        --------------

TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                           $  1,138,581          $  1,008,067
                                                                    ==============        ==============

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF EARNINGS
FOR THE YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995
(Dollars in Thousands)



                                                                         1997                  1996                  1995
                                                                    --------------        --------------        --------------
REVENUES:
 Investment revenue:
   Net investment income                                             $     25,465          $     27,520          $     29,819
   Net realized investment gains (losses)                                   1,947                 2,169                  (265)
 Policy charge revenue                                                     13,064                11,959                10,864
                                                                    --------------        --------------        --------------
        Total Revenues                                                     40,476                41,648                40,418
                                                                    --------------        --------------        --------------

BENEFITS AND EXPENSES:
 Interest credited to policyholders' account balances                      14,532                16,586                17,375
 Market value adjustment expense                                              232                   301                   238
 Policy benefits (net of reinsurance recoveries: 1997 - $690
   1996 - $1,584; 1995 - $917)                                                781                 1,311                   528
 Reinsurance premium ceded                                                  1,584                 1,262                 1,227
 Amortization of deferred policy acquisition costs                          4,119                 3,784                 1,300
 Insurance expenses and taxes                                               4,563                 4,595                 4,508
                                                                    --------------        --------------        --------------

        Total Benefits and Expenses                                        25,811                27,839                25,176
                                                                    --------------        --------------        --------------

        Earnings Before Federal Income Tax Provision                       14,665                13,809                15,242
	                                                            --------------        --------------        --------------

FEDERAL INCOME TAX PROVISION:
 Current                                                                    2,905                   102                 1,692
 Deferred                                                                   2,068                 4,488                 3,486
                                                                    --------------        --------------        --------------

        Total Federal Income Tax Provision                                  4,973                 4,590                 5,178
                                                                    --------------        --------------        --------------

NET EARNINGS                                                         $      9,692          $      9,219          $     10,064
                                                                    ==============        ==============        ==============


See notes to financial statements.

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF COMPREHENSIVE INCOME
FOR THE YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995
(Dollars in Thousands)


                                                                         1997                  1996                  1995
                                                                    --------------        --------------        --------------
NET EARNINGS                                                         $      9,692          $      9,219          $     10,064
                                                                    --------------        --------------        --------------
OTHER COMPREHENSIVE INCOME, NET OF TAX:

 Net unrealized gains (losses) on investment securities:
   Net unrealized holding gains (losses) arising during the period           (413)               (4,206)               23,575
   Reclassification adjustment for gains included in net earnings          (1,771)               (1,858)                  294
                                                                    --------------        --------------        --------------

   Net unrealized gains (losses) on investment securities                  (2,184)               (6,064)               23,869

   Adjustments for:
              Policyholder liabilities                                        (70)                5,380               (13,149)
              Deferred policy acquisition costs                                 -                     -                (3,177)

 Income tax (expense) benefit related to items of
  other comprehensive income                                                  789                   240                (2,641)
                                                                    --------------        --------------        --------------
 Other comprehensive income, net of tax                                    (1,465)                 (444)                4,902
                                                                    --------------        --------------        --------------

COMPREHENSIVE INCOME                                                 $      8,227          $      8,775          $     14,966
                                                                    ==============        ==============        ==============




See notes to financial statements.

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF STOCKHOLDER'S EQUITY
FOR THE YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995
(Dollars in Thousands)


                                                                                                    Accumulated
                                                                 Additional                            Other              Total
                                                 Common           paid-in           Retained       Comprehensive      stockholder's
                                                 stock            capital           earnings           Income             equity
                                             -------------     -------------     -------------     -------------      -------------
BALANCE, JANUARY 1, 1995                      $     2,200       $    83,006       $    13,970       $    (3,363)       $    95,813

 Net earnings                                                                          10,064                               10,064
 Other comprehensive income, net of tax                                                                   4,902              4,902
                                             -------------     -------------     -------------     -------------      -------------

BALANCE, DECEMBER 31, 1995                          2,200            83,006            24,034             1,539            110,779

 Dividend to Parent                                                 (10,966)          (24,034)                             (35,000)
 Net earnings                                                                           9,219                                9,219
 Other comprehensive income, net of tax                                                                    (444)              (444)
                                             -------------     -------------     -------------     -------------      -------------

BALANCE, DECEMBER 31, 1996                          2,200            72,040             9,219             1,095             84,554

 Dividend to Parent                                                  (5,781)           (9,219)                             (15,000)
 Net earnings                                                                           9,692                                9,692
 Other comprehensive income, net of tax                                                                  (1,465)            (1,465)
                                             -------------     -------------     -------------     -------------      -------------

BALANCE, DECEMBER 31, 1997                    $     2,200       $    66,259       $     9,692       $      (370)       $    77,781
                                             =============     =============     =============     =============      =============




See notes to financial statements.

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995
(Dollars in Thousands)


                                                                         1997                  1996                  1995
                                                                    --------------        --------------        --------------
OPERATING ACTIVITIES:
   Net earnings                                                      $      9,692          $      9,219          $     10,064
     Adjustments to reconcile net earnings to net cash and
     cash equivalents provided (used) by operating activities:
    Amortization of deferred policy acquisition costs                       4,119                 3,784                 1,300
    Capitalization of policy acquisition costs                             (5,253)               (2,134)               (4,368)
    Amortization, (accretion) and depreciation of investments                (239)                    1                  (434)
    Net realized investment (gains) losses                                 (1,947)               (2,169)                  265
    Interest credited to policyholders' account balances                   14,532                16,586                17,375
    Provision for deferred Federal income tax                               2,068                 4,488                 3,486
    Changes in operating assets and liabilities:
     Accrued investment income                                                536                   651                   751
     Claims and claims settlement expenses                                   (565)                 (329)               (1,413)
     Federal income taxes - current                                           156                 1,914                    15
     Other policyholder funds                                                 781                   421                  (793)
     Affiliated payable - net                                              (1,534)                  964                  (180)
    Policy loans on insurance contracts                                    (2,615)               (3,475)               (4,246)
    Other, net                                                              2,306                (3,951)                1,723
                                                                    --------------        --------------        --------------

    Net cash and cash equivalents provided
      by operating activities                                              22,037                25,970                23,545
                                                                    --------------        --------------        --------------
INVESTING ACTIVITIES:
  Sales of available-for-sale securities                                   88,882               155,645                68,736
  Maturities of available-for-sale securities                              51,060                34,455                38,420
  Purchases of available-for-sale securities                             (120,965)             (162,828)             (103,568)
  Mortgage loans principal payments received                                2,057                 1,975                     -
  Sales of mortgage loans                                                       -                     -                 3,608
                                                                    --------------        --------------        --------------
       Net cash and cash equivalents provided
         by investing activities                                           21,034                29,247                 7,196
                                                                    --------------        --------------        --------------



See notes to financial statements.                                   (Continued)

ML LIFE INSURANCE COMPANY OF NEW YORK
(a wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995
(Continued) (Dollars In Thousands)

                                                                         1997                  1996                  1995
                                                                    --------------        --------------        --------------
FINANCING ACTIVITIES:
   Dividends paid to parent                                          $    (15,000)         $    (35,000)         $          -
   Policyholders' account balances:
      Deposits                                                            106,983                32,158                43,191
      Withdrawals (including transfers to/from Separate Accounts)        (132,819)              (61,934)              (77,460)
                                                                    --------------        --------------        --------------

         Net cash and cash equivalents used
          by financing activities                                         (40,836)              (64,776)              (34,269)
                                                                    --------------        --------------        --------------

NET  INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS                       2,235                (9,559)               (3,528)

CASH AND CASH EQUIVALENTS:
Beginning of year                                                           7,828                17,387                20,915
                                                                    --------------        --------------        --------------

End of year                                                          $     10,063          $      7,828          $     17,387
                                                                    ==============        ==============        ==============

Supplementary Disclosure of Cash Flow Information:
  Cash paid to (received from) affiliates for:
   Federal income taxes                                              $      2,749          $     (1,812)         $      1,677
   Interest                                                                   494                   440                   447


See notes to financial statements.

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly-owned subsidiary of Merrill Lynch Insurance
Group, Inc.)

NOTES TO FINANCIAL STATEMENTS
(DOLLARS IN THOUSANDS)


NOTE 1:   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Reporting: ML Life Insurance Company of New York (the "Company") is a wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc. ("MLIG"). The Company is an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co.").

The Company sells non-participating life insurance and annuity products which comprise one business segment. The primary products that the Company currently markets are variable life insurance, variable annuities, market value adjusted annuities, and immediate annuities. The Company is licensed to sell insurance in nine states; however, it currently limits its marketing activities to the State of New York. The Company markets its products solely through the retail network of Merrill Lynch, Pierce, Fenner & Smith, Incorporated ("MLPF&S"), a wholly-owned broker-dealer subsidiary of Merrill Lynch & Co.

The accompanying financial statements have been prepared in conformity with generally accepted accounting principles and prevailing industry practices, both of which require management to make estimates that affect the reported amounts and disclosure of contingencies in the financial statements. Actual results could differ from those estimates.

Revenue Recognition: Revenues for the Company's interest-sensitive life, interest-sensitive annuity, variable life and variable annuity products consist of policy charges for the cost of insurance, deferred sales charges, policy administration charges and/or withdrawal charges assessed against policyholders' account balances during the period.

Policyholders' Account Balances: Liabilities for the
Company's universal life type contracts, including its life insurance and annuity products, are equal to the full accumulation value of such contracts as of the valuation date plus deficiency reserves for certain products. Interest-crediting rates for the Company's fixed-rate products are as follows:

 Interest-sensitive life products           4.00% -  5.30%
 Interest-sensitive deferred annuities      3.65% -  8.23%
 Immediate annuities                        3.00% - 10.00%

These rates may be changed at the option of the Company, subject to minimum guarantees, after initial guaranteed rates expire.

Liabilities for unpaid claims equal the death benefit for those claims which have been reported to the Company and an estimate based upon prior experience for claims unreported.

Reinsurance: In the normal course of business, the Company seeks to limit its exposure to loss on any single insured life and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under indemnity reinsurance agreements, primarily excess coverage and coinsurance agreements. The maximum amount of mortality risk retained by the Company is approximately $500 on a single life.

Indemnity reinsurance agreements do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company regularly evaluates the financial condition of its reinsurers so as to minimize its exposure to significant losses from reinsurer insolvencies. The Company holds collateral under reinsurance agreements in the form of letters of credit and funds withheld totaling $202 that can be drawn upon for delinquent reinsurance recoverables.

As of December 31, 1997, the Company had life insurance inforce that was ceded to other life insurance companies of $154,754.

Deferred Policy Acquisition Costs: Policy acquisition costs for life and annuity contracts are deferred and amortized based on the estimated future gross profits for each group of contracts. These future gross profit estimates are subject to periodic evaluation by the Company, with necessary revisions applied against amortization to date. It is reasonably possible that estimates of future gross profits could be reduced in the future, resulting in a material reduction in the carrying amount of deferred policy acquisition costs.

Policy acquisition costs are principally commissions and a portion of certain other expenses relating to policy acquisition, underwriting and issuance, that are primarily related to and vary with the production of new business. Certain costs and expenses reported in the statements of earnings are net of amounts deferred. Policy acquisition costs can also arise from the acquisition or reinsurance of existing in-force policies from other insurers. These costs include ceding commissions and professional fees related to the reinsurance assumed. The deferred costs are amortized in proportion to the estimated future gross profits over the anticipated life of the acquired insurance contracts utilizing an interest methodology.

The Company has entered into an assumption reinsurance agreement with an unaffiliated insurer. The acquisition costs relating to this agreement are being amortized over a twenty-year period using an effective interest rate of 9.01%. This reinsurance agreement provides for payment of contingent ceding commissions based upon the persistency and mortality experience of the insurance contracts assumed. Any payments made for the contingent ceding commissions will be capitalized and amortized using an identical methodology as that used for the initial acquisition costs. The following is a reconciliation of the acquisition costs related to the reinsurance agreement for the years ended December 31:

                            1997             1996             1995
                        -----------      -----------      -----------
Beginning balance        $  17,151        $  17,654        $  14,923
Capitalized amounts            577              577            1,553
Interest accrued             1,651            1,566            2,138
Amortization                (2,829)          (2,646)            (960)
                        -----------      -----------      -----------
Ending balance           $  16,550        $  17,151        $  17,654
                        ===========      ===========      ===========

The following table presents the expected amortization, net of interest accrued, of these deferred acquisition costs over the next five years. The amortization may be adjusted based on periodic evaluation of the expected gross profits on the reinsured policies.

                        1998  1,228
                        1999  1,105
                        2000    994
                        2001    895
                        2002    805

Investments: The Company's investments in fixed maturity and equity securities are classified as available-for-sale securities, which are carried at estimated fair value with unrealized gains and losses included in stockholder's equity, net of tax. If a decline in value of a security is determined by management to be other-than-temporary, the carrying value is adjusted to the estimated fair value at the date of this determination and recorded as net realized investment gains (losses).

For fixed maturity securities, premiums are amortized to the earlier of the call or maturity date, discounts are accreted to the maturity date, and interest income is accrued daily. For equity securities, dividends are recognized on the ex-dividend date. Realized gains and losses on the sale or maturity of the investments are determined on the basis of specific identification.

Certain fixed maturity securities are considered non-investment grade. The Company defines non-investment grade fixed maturity securities as unsecured debt obligations that do not have a rating equivalent to Standard and Poor's (or similar rating agency) BBB- or higher.

As of December 31, 1997, the Company has no mortgage loans outstanding. Mortgage loans were stated at unpaid principal balances, net of valuation allowances. Such valuation allowances were based on the decline in value expected to be realized on mortgage loans that may not be collectible in full. In establishing valuation allowances, management considered, among other things, the estimated fair value of the underlying collateral.

The Company recognized income from mortgage loans based on the cash payment interest rate of the loan, which may be different from the accrual interest rate of the loan for certain outstanding mortgage loans. The Company recognized a realized gain at the date of the satisfaction of the loan at contractual terms for loans where there was a difference between the cash payment interest rate and the accrual interest rate. For all loans, the Company stopped accruing income when an interest payment default either occurred or was probable. Impairments of mortgage loans were established as valuation allowances and recorded to net realized investment gains or losses.

Policy loans on insurance contracts are stated at unpaid principal balances.

Income Taxes: The results of operations of the Company are included in the consolidated Federal income tax return of Merrill Lynch & Co. The Company has entered into a tax-sharing agreement with Merrill Lynch & Co. whereby the Company will calculate its current tax provision based on its operations. Under the agreement, the Company periodically remits to Merrill Lynch & Co. its current federal tax liability.

The Company uses the asset and liability method in providing income taxes on all transactions that have been recognized in the financial statements. The asset and liability method requires that deferred taxes be adjusted to reflect the tax rates at which future taxable amounts will be settled or realized. The effects of tax rate changes on future deferred tax liabilities and deferred tax assets, as well as other changes in income tax laws, are recognized in net earnings in the period such changes are enacted. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized.

Insurance companies are generally subject to taxes on premiums and in substantially all states are exempt from state income taxes.

Separate Accounts: Separate Accounts are established in conformity with New York State Insurance Law, the Company's domiciliary state, and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets may be subject to general claims of the Company only to the extent the value of such assets exceeds Separate Accounts liabilities.

Assets and liabilities of Separate Accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of policyholders, are shown as separate captions in the balance sheets.

Statements of Comprehensive Income: During 1997, the Company adopted SFAS No. 130, "Reporting Comprehensive Income" ("SFAS No. 130"). SFAS No. 130 defines comprehensive income as all non-owner changes in equity during a period. Comprehensive income is reported in the Statements of Comprehensive Income included in the financial statements for the years ended December 31, 1997, 1996 and 1995.

Statements of Cash Flows: For the purpose of reporting cash flows, cash and cash equivalents include cash on hand and on deposit and short-term investments with original maturities of three months or less.

Reclassifications: To facilitate comparisons with the current year, certain amounts in the prior years have been reclassified.

NOTE 2.   ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

Financial instruments are carried at fair value or amounts that approximate fair value. The carrying value of financial instruments as of December 31 were:

                                                     1997              1996
                                                --------------   --------------
  Assets:
   Fixed maturity securities (1)                 $    255,958     $    269,103
   Equity securities (1)                                5,029           10,859
   Mortgage loans (2)                                       -            2,057
   Policy loans on insurance contracts (3)             88,163           85,548
   Cash and cash equivalents (4)                       10,063            7,828
   Separate Accounts assets (5)                       739,712          591,814
                                                --------------   --------------

 Total financial instruments recorded as assets  $  1,098,925     $    967,209
                                                ==============   ==============

 (1) For publicly traded securities, the estimated fair value is determined using quoted market prices. For securities without a readily ascertainable market value, the Company has determined an estimated fair value using a discounted cash flow model, including provision for credit risk, based upon the assumption that such securities will be held to maturity. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the balance sheets. At December
      31, 1997 and 1996, securities without a readily ascertainable market value, having an amortized cost of $47,064 and $55,323, had an estimated fair value of $48,188 and $57,018, respectively.

  (2) The estimated fair value of mortgage loans approximates the carrying value.

  (3) The Company estimates the fair value of policy loans as equal to the book value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts, and the spread between the policy loan interest rate and the interest rate credited to the account value held as collateral is fixed.

  (4) The estimated fair value of cash and cash equivalents approximates the carrying value.

  (5) Assets held in Separate Accounts are carried at quoted market values.

NOTE 3:   INVESTMENTS

The amortized cost and estimated fair value of investments in fixed maturity and equity securities as of December 31 were:

                                                                            1997
                                             -------------------------------------------------------------------
                                                 Cost /            Gross             Gross           Estimated
                                               Amortized         Unrealized        Unrealized          Fair
                                                 Cost              Gains             Losses            Value
                                             -------------     -------------     -------------     -------------
  Fixed maturity securities:
   Corporate debt securities                  $   198,266       $     4,595       $       777       $   202,084
   Mortgage-backed securities                      34,726             1,135                 5            35,856
   U.S. government and agencies                    13,593               268                11            13,850
   Municipals                                       2,090                90                 -             2,180
   Foreign governments                              2,020                 -                32             1,988
                                             -------------     -------------     -------------     -------------

    Total fixed maturity securities           $   250,695       $     6,088       $       825       $   255,958
                                             =============     =============     =============     =============

  Equity securities:
   Non-redeemable preferred stocks            $     4,507       $         -       $        34       $     4,473
   Common stocks                                    1,323                 -               767               556
                                             -------------     -------------     -------------     -------------

      Total equity securities                 $     5,830       $         -       $       801       $     5,029
                                             =============     =============     =============     =============

                                                                            1996
                                             -------------------------------------------------------------------
                                                 Cost /            Gross             Gross           Estimated
                                               Amortized         Unrealized        Unrealized          Fair
                                                 Cost              Gains             Losses            Value
                                             -------------     -------------     -------------     -------------
 Fixed maturity securities:
  Corporate debt securities                   $   212,290       $     4,743       $       556       $   216,477
  Mortgage-backed securities                       46,204               827               383            46,648
  U.S. government and agencies                        830               230                 -             1,060
  Foreign governments                               5,017                10               109             4,918
                                             -------------     -------------     -------------     -------------

   Total fixed maturity securities            $   264,341       $     5,810       $     1,048       $   269,103
                                             =============     =============     =============     =============

 Equity securities:
  Non-redeemable preferred stocks             $     7,237       $     2,429       $        38       $     9,628
  Common stocks                                     1,738               260               767             1,231
                                             -------------     -------------     -------------     -------------

     Total equity securities                  $     8,975       $     2,689       $       805       $    10,859
                                             =============     =============     =============     =============

The amortized cost and estimated fair value of fixed maturity securities at December 31, 1997 by contractual maturity were:


                                                               Estimated
                                              Amortized          Fair
                                                 Cost            Value
                                             -----------      -----------
 Fixed maturity securities:
 Due in one year or less                      $  33,356        $  33,722
 Due after one year through five years          113,217          115,861
 Due after five years through ten years          51,746           52,536
 Due after ten years                             17,650           17,983
                                             -----------      -----------
                                                215,969          220,102
 Mortgage-backed securities                      34,726           35,856
                                             -----------      -----------

   Total fixed maturity securities            $ 250,695        $ 255,958
                                             ===========      ===========

Fixed maturity securities not due at a single maturity date have been included in the preceding table in the year of final maturity. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

The amortized cost and estimated fair value of fixed maturity securities at December 31, 1997 by rating agency equivalent were:

                                                     Estimated
                                     Amortized         Fair
                                       Cost            Value
                                    -----------     -----------
 AAA                                 $  76,429       $  78,021
 AA                                     18,804          19,191
 A                                      74,572          75,612
 BBB                                    70,762          73,204
 Non-investment grade                   10,128           9,930
                                    -----------     -----------

   Total fixed maturity securities   $ 250,695       $ 255,958
                                    ===========     ===========

The Company has recorded certain adjustments to deferred policy acquisition costs and policyholders' account balances in conjunction with investments classified as available-for-sale. The Company adjusts those assets and liabilities as if the unrealized investment gains or losses from securities classified as available-for-sale had actually been realized, with corresponding credits or charges reported directly to shareholder's equity. The following reconciles the net unrealized investment gain (loss) on investment securities classified as available-for-sale as of December 31:

                                                 1997            1996
                                             -----------     -----------
 Assets:
  Fixed maturity securities                   $   5,263       $   4,762
  Equity securities                                (801)          1,884
                                             -----------     -----------
                                                  4,462           6,646
                                             -----------     -----------

 Liabilities:
  Policyholders' account balances                 5,032           4,962
  Federal income taxes - deferred                  (200)            589
                                             -----------     -----------
                                                  4,832           5,551
                                             -----------     -----------

 Stockholder's equity:
  Net unrealized investment gain (loss) on
  investment securities                       $    (370)      $  1,095
                                             ===========     ==========

Proceeds and gross realized investment gains and losses from the sale of available-for-sale securities for the years ended December 31 were:

                                         1997           1996           1995
                                     -----------    -----------    -----------
 Proceeds                             $  88,882      $ 155,645      $  68,736
 Gross realized investment gains          4,077          2,677          1,709
 Gross realized investment losses         2,130            508          1,640


The Company owned investment securities of $1,076 and $1,060 that were deposited with insurance regulatory authorities at December 31, 1997 and 1996, respectively.

Net investment income arose from the following sources for the years ended December 31:

                                         1997           1996           1995
                                     -----------    -----------    -----------
 Fixed maturity securities            $  19,815      $  22,153      $  25,046
 Equity securities                          761            183              -
 Mortgage loans                              81            388             686
 Policy loans on insurance contracts      4,333          4,133           3,903
 Cash and cash equivalents                1,293          1,559           1,103
 Other                                       65              -               -
                                     -----------    -----------    ------------

 Gross investment income                 26,348         28,416          30,738
 Less investment expenses                  (883)          (896)           (919)
                                     -----------    -----------    ------------

 Net investment income                $  25,465      $  27,520      $   29,819
                                     ===========    ===========    ============

Net realized investment gains (losses), including changes in valuation allowances, for the years ended December 31:

                                         1997          1996            1995
                                     -----------    -----------    ------------

 Fixed maturity securities            $  (1,268)     $     657      $      985
 Equity securities                        3,215          1,512            (916)
 Mortgage loans                               -              -            (334)
                                     -----------    -----------    ------------

 Net realized investment gains
   (losses)                           $  1,947      $   2,169      $     (265)
                                     ===========    ===========    ============

The following is a reconciliation of the change in valuation allowances which have been recorded to reflect other-than-temporary declines in estimated fair value of mortgage loans for the years ended December 31, 1995. During 1997 and 1996, there were no valuation allowances recorded:

           Balance at      Additions                         Balance at
           Beginning       Charged to        Write -           End
           of Year         Operations        Downs           of Year
          ------------    ------------    ------------    ------------

1995        1,536                  -            1,536               -

The Company held no investments at December 31, 1997 which have been non-income producing for the preceding twelve months.

NOTE 4: FEDERAL INCOME TAXES

The following is a reconciliation of the provision for income taxes based on earnings before federal income taxes, computed using the Federal statutory tax rate, with the provision for income taxes for the years ended December 31:

                                                                      1997          1996          1995
                                                                   ---------     ---------     ---------
  Provision for income taxes computed at Federal statutory rate     $ 5,133       $ 4,833       $ 5,334
  State corporate income taxes                                            -           (10)          (91)
  Decrease in income taxes resulting from:
     Dividend received deduction                                       (160)         (235)          (31)
     Other                                                                -             2           (34)
                                                                   ---------     ---------     ----------
       Federal income tax provision                                 $ 4,973       $ 4,590       $  5,178
                                                                   =========     =========     ==========

The Federal statutory rate for each of the three years in the period ended December 31, 1997 was 35%.

The Company provides for deferred income taxes resulting from temporary differences that arise from recording certain transactions in different years for income tax reporting purposes than for financial reporting purposes. The sources of these differences and the tax effect of each are as follows:

                                                                      1997          1996          1995
                                                                   ---------     ---------     ---------
  Deferred policy acquisition costs                                 $   315       $  (259)      $ 1,239
  Policyholders' account balances                                      (140)        4,053           738
  Liability for guaranty fund assessments                               (50)           50             -
  Investment adjustments                                              1,943           642         1,445
  Other                                                                   -             2            64
                                                                   ---------     ---------     ---------

  Deferred Federal income tax provision                             $ 2,068       $ 4,488       $ 3,486
                                                                   =========     =========     =========

 Deferred tax assets and liabilities as of December 31 are determined as follows:

                                                                     1997          1996
                                                                   ---------     ---------
  Deferred tax assets:
   Policyholders' account balances                                  $ 4,364       $ 4,224
   Investment adjustments                                                (4)        1,939
   Net unrealized investment loss                                       200             -
                                                                   ---------     ---------
      Total deferred tax assets                                       4,560         6,163
                                                                   ---------     ---------

  Deferred tax liabilities:
   Deferred policy acquisition costs                                  6,465         6,150
   Liability for guaranty fund assessments                                -            50
   Net unrealized investment gain                                         -           589
                                                                   ---------     ---------
      Total deferred tax liabilities                                  6,465         6,789
                                                                   ---------     ---------

      Net deferred tax liability                                    $ 1,905       $   626
                                                                   =========     =========

The Company anticipates that all deferred tax assets will be realized, therefore no valuation allowance has been provided.

NOTE 5: RELATED PARTY TRANSACTIONS

The Company and MLIG are parties to a service agreement whereby MLIG has agreed to provide certain accounting, data processing, legal, actuarial, management, advertising and other services to the Company. Expenses incurred by MLIG in relation to this service agreement are reimbursed by the Company on an allocated cost basis. Charges billed to the Company by MLIG pursuant to the agreement were $4,305, $4,258 and $3,968 for 1997, 1996 and
1995 respectively. The Company is allocated interest expense on its accounts payable to MLIG which approximates the daily Federal funds rate. Total intercompany interest paid was $64, $74 and $88 for 1997, 1996 and 1995, respectively.

The Company and Merrill Lynch Asset Management, L.P. ("MLAM") are parties to a service agreement whereby MLAM has agreed to provide certain invested asset management services to the Company. The Company pays a fee to MLAM for these services through the MLIG service agreement. Charges attributable to this agreement and allocated to the Company by MLIG were $159, $186 and $206 for 1997, 1996 and 1995, respectively.

The Company has a general agency agreement with Merrill Lynch Life Agency Inc. ("MLLA") whereby registered representatives of MLPF&S, who are the Company's licensed insurance agents, solicit applications for contracts to be issued by the Company. MLLA is paid commissions for the contracts sold by such agents. Commissions paid to MLLA were $4,130, $1,334 and $2,424 for 1997, 1996 and 1995, respectively. Substantially all of these commissions were capitalized as deferred policy acquisition costs and are being amortized in accordance with the policy discussed in Note 1.

In connection with the acquisition of a block of variable life insurance business from Monarch Life Insurance Company ("Monarch Life"), the Company borrowed funds from Merrill Lynch & Co. to partially finance the transaction. As of December 31, 1997 and 1996, the outstanding balance of these loans were $1,156 and $3,075, respectively. Repayments made on these loans during 1997, 1996, and 1995 were $1,919, $0 and $1,261, respectively. Interest was calculated on these loans at LIBOR plus 150 basis points. Intercompany interest paid on these loans during 1997, 1996 and 1995 was $359, $366 and $359, respectively.

Affiliated agreements generally contain reciprocal indemnity provisions pertaining to each party's representations and contractual obligations thereunder.

NOTE 6: STOCKHOLDER'S EQUITY AND STATUTORY REGULATIONS

Notice of intention to declare a dividend must be filed with the New York Superintendent of Insurance who may disallow the payment. During 1997 and 1996, the Company paid dividends of $15,000 and $35,000, respectively, to MLIG. No dividends were declared or paid during 1995. Statutory capital and surplus at December 31, 1997 and 1996, was $51,080 and $52,895,
respectively.

Applicable insurance department regulations require that the Company report its accounts in accordance with statutory accounting practices. Statutory accounting practices primarily differ from the principals utilized in these financial statements by charging policy acquisition costs to expense as incurred, establishing future policy benefit reserves using different actuarial assumptions, not providing for deferred income taxes and valuing securities on a different basis. The Company's statutory net income for 1997, 1996 and 1995 was $9,888, $12,884 and $3,080, respectively.

The National Association of Insurance Commissioners ("NAIC") utilizes the Risk Based Capital ("RBC") adequacy monitoring system. The RBC calculates the amount of adjusted capital which a life insurance company should have based upon that company's risk profile. As of December 31, 1997, and 1996, based on the RBC formula, the Company's total adjusted capital level was 649% and 626%, respectively, of the minimum amount of capital required to avoid regulatory action.




NOTE 7: COMMITMENTS AND CONTINGENCIES

State insurance laws generally require that all life insurers who are licensed to transact business within a state become members of the state's life insurance guaranty association. These associations have been established for the protection of policyholders from loss (within specified limits) as a result of the insolvency of an insurer. At the time an insolvency occurs, the guaranty association assesses the remaining members of the association an amount sufficient to satisfy the insolvent insurer's policyholder obligations (within specified limits). Based upon the public information available at this time, management believes the Company has no material financial obligations to state guaranty associations.

In the normal course of business, the Company is subject to various claims and assessments. Management believes the settlement of these matters would not have a material effect on the financial position or results of operations of the Company.